DIVERSIFIED INVESTMENT ADVISORS

The Diversified Institutional                Long Horizon Fund
Funds Group
                                             Intermediate Long
and                                          Horizon Fund

The Diversified Institutional                Intermediate Horizon Fund
Strategic Allocation Funds
                                             Short Intermediate
                                             Horizon Fund

                                             Short Horizon Fund

                                             Stock Index Fund

                                             International Equity Fund

                                             High Yield Bond Fund

                                             Aggressive Equity Fund

                                             Special Equity Fund

                                             Equity Growth Fund

                                             Growth and Income Fund

                                             Value and Income Fund

                                             Balanced Fund

2000 ANNUAL REPORT                           Core Bond Fund

                                             Intermediate Government
                                             Bond Fund

                                             High Quality Bond Fund

                                             Money Market Fund


                                             [DIVERSIFIED LOGO]

                                                  DIVERSIFIED
                                                  INVESTMENT
                                                  ADVISORS

This report is not to be construed as an offering for sale of any shares of The Diversified Institutional Funds Group or The Diversified Institutional Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Institutional Funds Group and The Diversified Institutional Strategic Allocation Funds.

                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                                      AND
                  THE INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INSTITUTIONAL FUNDS GROUP:
Average Annual Total Returns................................     3
Statements of Assets and Liabilities........................    10
Statements of Operations....................................    12
Statements of Changes in Net Assets.........................    14
Notes to Financial Statements...............................    16
Report of Independent Accountants...........................    24

DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS:
Economic Review & Average Annual Total Returns..............    25
Statements of Assets and Liabilities........................    31
Statements of Operations....................................    32
Statements of Changes in Net Assets.........................    33
PORTFOLIO OF INVESTMENTS:
Institutional Short Horizon Strategic Allocation Fund.......    34
Institutional Short Intermediate Horizon Strategic
  Allocation Fund...........................................    35
Institutional Intermediate Horizon Strategic Allocation
  Fund......................................................    36
Institutional Intermediate Long Horizon Strategic Allocation
  Fund......................................................    37
Institutional Long Horizon Strategic Allocation Fund........    38
Notes to Financial Statements...............................    39
Report of Independent Accountants...........................    47

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic and Market Review..................................    48
Statements of Assets and Liabilities........................    56
Statements of Operations....................................    58
Statements of Changes in Net Assets.........................    60
Statements of Changes in Net Assets -- December 31, 1999....    62
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................    64
High Quality Bond Portfolio.................................    66
Intermediate Government Bond Portfolio......................    69
Core Bond Portfolio.........................................    72
Balanced Portfolio..........................................    77
Value & Income Portfolio....................................    88
Growth & Income Portfolio...................................    93
Equity Growth Portfolio.....................................    96
Special Equity Portfolio....................................   100
Aggressive Equity Portfolio.................................   107
High Yield Bond Portfolio...................................   109
International Equity Portfolio..............................   113
Notes to Financial Statements...............................   119
Report of Independent Accountants...........................   129
Barclays Master Investment Portfolio -- S&P 500 Index.......   131

                        INSTITUTIONAL MONEY MARKET FUND

[INSTITUTIONAL MONEY MARKET FUND LINE GRAPH]

                                                              INSTITUTIONAL MONEY MARKET FUND      SALOMON BROS. 3-MONTH T-BILL
                                                                          $10,190                         INDEX* $10,207
                                                              -------------------------------      ----------------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                   10190                              10207

Average Annual Total Return Inception to Date          1.90%



                      INSTITUTIONAL HIGH QUALITY BOND FUND


[INSTITUTIONAL HIGH QUALITY BOND FUND LINE GRAPH]

                                                              INSTITUTIONAL HIGH QUALITY BOND    MERRILL LYNCH 1-3 YEAR TREASURY
                                                                        FUND $10,320                      INDEX* $10,344
                                                              -------------------------------    -------------------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                   10320                              10344


Average Annual Total Return Inception to Date          3.20%

                INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND

[INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND LINE GRAPH]

                                                                 INSTITUTIONAL INTERMEDIATE        LEHMAN BROS. INT. GOV'T BOND
                                                                GOVERNMENT BOND FUND $10,370              INDEX* $10,487
                                                                ----------------------------       ----------------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                   10370                              10487

Average Annual Total Return Inception to Date                    3.70%

                          INSTITUTIONAL CORE BOND FUND

[INSTITUTIONAL CORE BOND FUND LINE GRAPH]

                                                                                                   LEHMAN BROS. GOV/CORP. BOND
                                                              INSTITUTIONAL CORE BOND $10,450             INDEX* $10,476
                                                              -------------------------------      ---------------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                   10450                              10476

Average Annual Total Return Inception to Date                    4.50%

                          INSTITUTIONAL BALANCED FUND

[INSTITUTIONAL BALANCED FUND LINE GRAPH]

                                                                                          LEHMAN BROS.
                                      INSTITUTIONAL BALANCED      S&P 500 INDEX*         GOV/CORP. BOND           COMPOSITE
                                           FUND $9,460                $8,731             INDEX* $10,476       BENCHMARK** $9,410
                                      ----------------------      --------------         --------------       ------------------
9/11/00                                        10000                  10000                  10000                  10000
12/31/00                                        9460                   8731                  10476                   9410


Average Annual Total Return Inception to Date                (5.40)%

                       INSTITUTIONAL VALUE & INCOME FUND

[INSTITUTIONAL VALUE & INCOME FUND LINE GRAPH]

                                                  INSTITUTIONAL VALUE &                                    RUSSELL 1000 VALUE*
                                                     INCOME $10,730           S&P 500 INDEX* $8,731              $10,454
                                                  ---------------------       ---------------------        -------------------
9/11/00                                                   10000                       10000                       10000
12/31/00                                                  10730                        8731                       10454

Average Annual Total Return Inception to Date                7.30%

** 60% S & P 500 Index, 40% Lehman Gov't/Corp. Bond Index. This composite index comes closest to matching the investment objectives of the Balanced Fund.

                       INSTITUTIONAL GROWTH & INCOME FUND

[INSTITUTIONAL GROWTH & INCOME FUND LINE GRAPH]

                                                               INSTITUTIONAL GROWTH & INCOME
                                                                           $8,180                     S&P 500 INDEX* $8,731
                                                               -----------------------------          ---------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                    8180                               8731

Average Annual Total Return Inception to Date                (18.20%)

                        INSTITUTIONAL EQUITY GROWTH FUND

[INSTITUTIONAL EQUITY GROWTH FUND LINE GRAPH]

                                              INSTITUTIONAL EQUITY GROWTH                                 RUSSELL 1000 GROWTH*
                                                        $8,420                S&P 500 INDEX* $8,731              $7,121
                                              ---------------------------     ---------------------       --------------------
9/11/00                                                  10000                        10000                       10000
12/31/00                                                  8420                         8731                        7121


Average Annual Total Return Inception to Date                (15.80%)

                       INSTITUTIONAL SPECIAL EQUITY FUND

[INSTITUTIONAL SPECIAL EQUITY FUND LINE GRAPH]

                                             INSTITUTIONAL SPECIAL EQUITY                                RUSSELL 2000 SMALL CAP
                                                        $9,080                S&P 500 INDEX* $8,731           VALUE* $9,036
                                             ----------------------------     ---------------------      ----------------------
9/11/00                                                 10000                         10000                       10000
12/31/00                                                 9080                          8731                        9036

Average Annual Total Return Inception to Date               (9.20)%


                      INSTITUTIONAL AGGRESSIVE EQUITY FUND

[INSTITUTIONAL AGGRESSIVE EQUITY FUND LINE GRAPH]

                                                INSTITUTIONAL AGGRESSIVE                                  RUSSELL 2000 GROWTH*
                                                      EQUITY $7,600           S&P 500 INDEX* $8,731              $7,584
                                                ------------------------      ---------------------       --------------------
9/11/00                                                   10000                       10000                       10000
12/31/00                                                   7600                        8731                        7584


Average Annual Total Return Inception to Date                (24.00)%

                       INSTITUTIONAL HIGH YIELD BOND FUND

[INSTITUTIONAL HIGH YIELD BOND FUND LINE GRAPH]

                                                            INSTITUTIONAL HIGH YIELD BOND FUND   CREDIT SUISSE FIRST BOSTON HIGH
                                                                          $9,380                          YIELD* $9,407
                                                            ----------------------------------   -------------------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                    9380                               9407

Average Annual Total Return Inception to Date                (6.20)%

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND

[INSTITUTIONAL INTERNATIONAL EQUITY FUND LINE GRAPH]

                                                            INSTITUTIONAL INTERNATIONAL EQUITY    MSCI WORLD EX-US EQUITY INDEX*
                                                                       FUND $8,780                            $9,170
                                                            ----------------------------------    ------------------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                    8780                               9170

Average Annual Total Return Inception to Date                (12.20)%

                         INSTITUTIONAL STOCK INDEX FUND

[INSTITUTIONAL STOCK INDEX FUND LINE GRAPH]

                                                             INSTITUTIONAL STOCK INDEX $8,860         S&P 500 INDEX* $8,731
                                                             --------------------------------         ---------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                    8860                               8731


Average Annual Total Return Inception to Date                (11.40)%

The charts shown above represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Funds Group for the period since inception through December 31, 2000.

* All indices are shown for the period from September 1, 2000 through December 31, 2000.

Past performance is not indicative of future performance.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                                         INTERMEDIATE
                                               MONEY          HIGH        GOVERNMENT       CORE
                                              MARKET      QUALITY BOND       BOND          BOND      BALANCED
                                            -----------   ------------   ------------   ----------   --------
ASSETS:
Investment in Series Portfolio, at
  value...................................  $38,501,167     $663,209       $664,670     $3,201,373   $   947
Receivable for Fund shares sold...........       10,500           --             --             --        --
Receivable for fee reimbursements.........       77,214       28,911         28,260         30,653    27,545
                                            -----------     --------       --------     ----------   -------
    Total assets..........................   38,588,881      692,120        692,930      3,232,026    28,492
                                            -----------     --------       --------     ----------   -------
LIABILITIES:
Payable for Fund shares repurchased.......       12,209           --             --             --        --
Accrued expenses..........................       68,164       28,802         28,226         30,809    27,545
Distribution fees.........................       28,717          611            480          2,318         1
Administration fees.......................        1,521           26             26            252        --
                                            -----------     --------       --------     ----------   -------
    Total liabilities.....................      110,611       29,439         28,732         33,379    27,546
                                            -----------     --------       --------     ----------   -------
    NET ASSETS............................  $38,478,270     $662,681       $664,198     $3,198,647   $   946
                                            ===========     ========       ========     ==========   =======
NET ASSETS CONSIST OF:
  Paid-in capital.........................  $37,741,980     $637,636       $639,192     $3,063,466   $ 1,023
  Undistributed (accumulated) net
    investment income (loss)..............      738,136       15,503         11,049         56,834        12
  Undistributed (accumulated) net realized
    gains (losses)........................       (1,846)         169            239          8,049       (22)
  Net unrealized appreciation
    (depreciation) on translation of
    assets and liabilities in foreign
    currencies............................           --           --             --         (6,673)       (1)
  Net unrealized appreciation
    (depreciation) on securities..........           --        9,373         13,718         76,971       (66)
                                            -----------     --------       --------     ----------   -------
    NET ASSETS............................  $38,478,270     $662,681       $664,198     $3,198,647   $   946
                                            ===========     ========       ========     ==========   =======
  OUTSTANDING SHARES OF CAPITAL STOCK OF
    $.00001 PAR VALUE PER SHARE, UNLIMITED
    NUMBER OF SHARES OF BENEFICIAL
    INTEREST AUTHORIZED...................    3,775,184       64,214         64,030        306,154       100
                                            ===========     ========       ========     ==========   =======
NET ASSET VALUE PER SHARE*................  $     10.19     $  10.32       $  10.37     $    10.45   $  9.46
                                            ===========     ========       ========     ==========   =======

---------------
* Net asset value per share equals Net Assets/Outstanding Shares

                       See notes to financial statements.

     VALUE &      GROWTH &      EQUITY       SPECIAL     AGGRESSIVE   HIGH YIELD   INTERNATIONAL      STOCK
      INCOME       INCOME       GROWTH       EQUITY        EQUITY        BOND         EQUITY          INDEX
    ----------   ----------   ----------   -----------   ----------   ----------   -------------   -----------
    $2,097,240   $  890,802   $  809,735   $28,001,890    $308,249    $1,186,875     $ 846,858     $49,348,224
            --           --           --            --          --            --            --          10,700
        49,078       28,499       28,499        55,723      27,881        32,379        28,418          45,392
    ----------   ----------   ----------   -----------    --------    ----------     ---------     -----------
     2,146,318      919,301      838,234    28,057,613     336,130     1,219,254       875,276      49,404,316
    ----------   ----------   ----------   -----------    --------    ----------     ---------     -----------
            --           --           --         9,926          --            --            --          93,037
        48,934       28,455       28,391        54,381      27,842        32,191        28,410          37,293
         1,459          709          639        20,953         254           890           640          39,302
            80           35           32         1,060          12            46            34           4,116
    ----------   ----------   ----------   -----------    --------    ----------     ---------     -----------
        50,473       29,199       29,062        86,320      28,108        33,127        29,084         173,748
    ----------   ----------   ----------   -----------    --------    ----------     ---------     -----------
    $2,095,845   $  890,102   $  809,172   $27,971,293    $308,022    $1,186,127     $ 846,192     $49,230,568
    ==========   ==========   ==========   ===========    ========    ==========     =========     ===========
    $1,966,155   $1,119,996   $1,024,939   $30,910,643    $413,904    $1,251,798     $ 968,421     $56,756,643
                         --           --            --          --        33,022           217         148,953
        11,605      (62,888)     (39,640)   (1,599,068)    (53,664)      (24,772)         (465)       (255,308)
        (1,756)          --           --            --          --            --            38              --
       119,841     (167,006)    (176,127)   (1,340,282)    (52,218)      (73,921)     (122,019)     (7,419,720)
    ----------   ----------   ----------   -----------    --------    ----------     ---------     -----------
    $2,095,845   $  890,102   $  809,172   $27,971,293    $308,022    $1,186,127     $ 846,192     $49,230,568
    ==========   ==========   ==========   ===========    ========    ==========     =========     ===========
       195,349      108,816       96,087     3,079,999      40,542       126,495        96,400       5,559,081
    ==========   ==========   ==========   ===========    ========    ==========     =========     ===========
    $    10.73   $     8.18   $     8.42   $      9.08    $   7.60    $     9.38     $    8.78     $      8.86
    ==========   ==========   ==========   ===========    ========    ==========     =========     ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                   FOR THE PERIOD ENDED DECEMBER 31, 2000 (1)

                                                                               INTERMEDIATE
                                                      MONEY         HIGH        GOVERNMENT      CORE
                                                      MARKET    QUALITY BOND       BOND         BOND     BALANCED
                                                     --------   ------------   ------------   --------   --------
ALLOCATED NET INVESTMENT INCOME (LOSS) FROM
  PORTFOLIOS.......................................  $763,547     $ 16,129       $ 11,636     $ 61,471   $     13
                                                     --------     --------       --------     --------   --------
EXPENSES:
  Administration fees..............................     5,744          122             96          464         --
  Distribution fees................................    28,717          611            480        2,318          1
  Professional fees................................     8,327        4,021          4,019        4,301      3,944
  Trustees fees....................................     1,125        1,125          1,125        1,125      1,125
  Fund accounting fees.............................     3,025        3,025          2,475        2,475      2,475
  Reports to shareholders..........................    25,564          451            435        2,083          1
  Registration fees................................    30,123       20,179         20,172       20,825     20,000
                                                     --------     --------       --------     --------   --------
Total expenses before reimbursements...............   102,625       29,534         28,802       33,591     27,546
Fees reimbursed....................................   (77,214)     (28,911)       (28,260)     (30,653)   (27,545)
                                                     --------     --------       --------     --------   --------
Net expenses.......................................    25,411          623            542        2,938          1
                                                     --------     --------       --------     --------   --------
Net investment income (loss).......................   738,136       15,506         11,094       58,533         12
                                                     --------     --------       --------     --------   --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  SECURITIES AND FOREIGN CURRENCIES (NOTE 2):
  Net realized gains (losses) on securities........    (1,846)        (863)        (1,116)       7,611          1
  Net change in unrealized appreciation
    (depreciation) on securities...................        --        9,373         13,718       76,971        (66)
  Net change in unrealized appreciation
    (depreciation) on translation of assets and
    liabilities in foreign currencies..............        --           --             --       (6,673)        (1)
  Net realized gains (losses) on foreign currency
    transactions...................................        --           --             --          578         --
                                                     --------     --------       --------     --------   --------
  Net realized and unrealized gains (losses) on
    securities and foreign currencies..............    (1,846)       8,510         12,602       78,487        (66)
                                                     --------     --------       --------     --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $736,290     $ 24,016       $ 23,696     $137,020   $    (54)
                                                     ========     ========       ========     ========   ========

---------------
(1) Commencement of Operations, September 11, 2000

                       See notes to financial statements.

    VALUE &    GROWTH &     EQUITY       SPECIAL     AGGRESSIVE   HIGH YIELD   INTERNATIONAL      STOCK
     INCOME     INCOME      GROWTH       EQUITY        EQUITY        BOND         EQUITY          INDEX
    --------   ---------   ---------   -----------   ----------   ----------   -------------   -----------
    $ 13,686   $     428   $     350   $    29,337    $   (725)   $  33,902      $   1,385     $   188,646
    --------   ---------   ---------   -----------    --------    ---------      ---------     -----------
         292         142         127         4,191          51          178            128           7,860
       1,459         709         639        20,953         254          890            641          39,302
       6,283       4,043       4,037         6,819       3,977        4,452          4,039           5,010
       1,125       1,125       1,125         1,125       1,125        1,125          1,125           1,125
       2,475       2,475       2,475         3,025       2,475        2,475          2,475           2,475
      13,647         581         540        16,771         190        2,965            553           6,220
      25,404      20,230      20,214        26,641      20,075       21,174         20,219          22,463
    --------   ---------   ---------   -----------    --------    ---------      ---------     -----------
      50,685      29,305      29,157        79,525      28,147       33,259         29,180          84,455
     (49,078)    (28,499)    (28,499)      (55,723)    (27,881)     (32,379)       (28,418)        (45,392)
    --------   ---------   ---------   -----------    --------    ---------      ---------     -----------
       1,607         806         658        23,802         266          880            762          39,063
    --------   ---------   ---------   -----------    --------    ---------      ---------     -----------
      12,079        (378)       (308)        5,535        (991)      33,022            623         149,583
    --------   ---------   ---------   -----------    --------    ---------      ---------     -----------
      10,295     (26,166)     28,348    (1,569,177)    (41,454)     (37,333)         8,806         667,612
     119,841    (167,006)   (176,127)   (1,340,282)    (52,218)     (73,921)      (122,019)     (7,419,720)
          --          --          --            --          --           --             38              --
          --          --          --            --          --           --         (1,538)             --
    --------   ---------   ---------   -----------    --------    ---------      ---------     -----------
     130,136    (193,172)   (147,779)   (2,909,459)    (93,672)    (111,254)      (114,713)     (6,752,108)
    --------   ---------   ---------   -----------    --------    ---------      ---------     -----------
    $142,215   $(193,550)  $(148,087)  $(2,903,924)   $(94,663)   $ (78,232)     $(114,090)    $(6,602,525)
    ========   =========   =========   ===========    ========    =========      =========     ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED DECEMBER 31, 2000 (1)

                                                                             INTERMEDIATE
                                                  MONEY           HIGH        GOVERNMENT
                                                  MARKET      QUALITY BOND       BOND       CORE BOND    BALANCED
                                               ------------   ------------   ------------   ----------   --------
FROM OPERATIONS:
Net investment income (loss).................  $    738,136   $    15,506      $ 11,094     $   58,533    $   12
Net realized gains (losses) on securities....        (1,846)         (863)       (1,116)         7,611         1
Net realized gains (losses) on foreign
  currency transactions......................            --            --            --            578        --
Net change in unrealized appreciation
  (depreciation) on securities...............            --         9,373        13,718         76,971       (66)
Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities in foreign currencies..........            --            --            --         (6,673)       (1)
                                               ------------   -----------      --------     ----------    ------
Net increase (decrease) in net assets
  resulting from operations..................       736,290        24,016        23,696        137,020       (54)
                                               ------------   -----------      --------     ----------    ------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Issued during period.........................    70,483,045     1,891,399       692,544      3,276,381     1,000
Redeemed during period.......................   (32,741,065)   (1,252,734)      (52,042)      (214,754)       --
                                               ------------   -----------      --------     ----------    ------
Increase in net assets from net fund share
  transactions...............................    37,741,980       638,665       640,502      3,061,627     1,000
                                               ------------   -----------      --------     ----------    ------
Total increase in net assets.................    38,478,270       662,681       664,198      3,198,647       946
NET ASSETS:
Beginning of period..........................            --            --            --             --        --
                                               ------------   -----------      --------     ----------    ------
End of period................................  $ 38,478,270   $   662,681      $664,198     $3,198,647    $  946
                                               ============   ===========      ========     ==========    ======

---------------
(1) Commencement of Operations, September 11, 2000.

                       See notes to financial statements.

     VALUE &      GROWTH &     EQUITY       SPECIAL     AGGRESSIVE   HIGH YIELD   INTERNATIONAL      STOCK
      INCOME       INCOME      GROWTH       EQUITY        EQUITY        BOND         EQUITY          INDEX
    ----------   ----------   ---------   -----------   ----------   ----------   -------------   -----------
    $   12,079   $     (378)  $    (308)  $     5,535    $   (991)  $   33,022      $     623     $   149,583
        10,295      (26,166)     28,348    (1,569,177)    (41,454)     (37,333)         8,806         667,612
            --           --          --            --          --           --         (1,538)             --
       119,841     (167,006)   (176,127)   (1,340,282)    (52,218)     (73,921)      (122,019)     (7,419,720)
            --           --          --            --          --           --             38              --
    ----------   ----------   ---------   -----------    --------    ----------     ---------     -----------
       142,215     (193,550)   (148,087)   (2,903,924)    (94,663)     (78,232)      (114,090)     (6,602,525)
    ----------   ----------   ---------   -----------    --------    ----------     ---------     -----------
     2,069,753    1,101,962     970,656    34,241,104     412,926    1,317,838        968,429      61,934,039
      (116,123)     (18,310)    (13,397)   (3,365,887)    (10,241)     (53,479)        (8,147)     (6,100,946)
    ----------   ----------   ---------   -----------    --------    ----------     ---------     -----------
     1,953,630    1,083,652     957,259    30,875,217     402,685    1,264,359        960,282      55,833,093
    ----------   ----------   ---------   -----------    --------    ----------     ---------     -----------
     2,095,845      890,102     809,172    27,971,293     308,022    1,186,127        846,192      49,230,568
            --           --          --            --          --           --             --              --
    ----------   ----------   ---------   -----------    --------    ----------     ---------     -----------
    $2,095,845   $  890,102   $ 809,172   $27,971,293    $308,022   $ 1,186,127     $ 846,192     $49,230,568
    ==========   ==========   =========   ===========    ========    ==========     =========     ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of eighteen different series that are, in effect, separate investment funds. Thirteen of the series are doing business as the Diversified Institutional Funds Group and are represented herein as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund, the Growth & Income Fund, the Equity Growth Fund, the Special Equity Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on September 11, 2000. Each Fund, with the exception of the Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Barclay Investors Master Portfolio -- S&P 500 Index Portfolio (the "Global Investors Master Portfolio"). The Series Portfolio and the Global Investors Master Portfolio are open-end management investment companies registered under the 1940 Act.

     At December 31, 2000, each Fund's investment in the corresponding Series Portfolios/Global Investors Master Portfolio was as follows:

FUND                                                          PERCENTAGE OF INTEREST IN PORTFOLIOS
----                                                          ------------------------------------
Money Market................................................                  7.82
High Quality Bond...........................................                  0.29
Intermediate Government Bond................................                  0.32
Core Bond...................................................                  0.50
Balanced....................................................                  0.00
Value & Income..............................................                  0.14
Growth & Income.............................................                  0.08
Equity Growth...............................................                  0.07
Special Equity..............................................                  2.14
Aggressive Equity...........................................                  0.07
High Yield Bond.............................................                  0.85
International Equity........................................                  0.13
Stock Index.................................................                  1.53

     The financial statements of the Series Portfolio and the Global Investors Master Portfolio, including the Schedules of Portfolio Investments, are located elsewhere in this book and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

  A. INVESTMENT VALUATION:

     The value of each Fund's investment in a corresponding series of the Series Portfolio or the Global Investors Master Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Global Investors Master Portfolio.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which are located elsewhere in this book.

     The valuation policy of the securities held by the Global Investors Master Portfolio is discussed in Note 1 of the Global Investors Master Portfolio's notes to financial statements, which are located elsewhere in this book.

  B. INVESTMENT INCOME:

     Each Fund earns income, net of expenses, daily on its investment in the corresponding series of the Series Portfolio/the Global Investors Master Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio/the Global Investors Master Portfolio are allocated pro rata among the investors at the time of such determination.

  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

  D. FEDERAL INCOME TAXES:

     Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     For federal income tax purposes, the Funds indicated below have capital loss carryforwards at December 31, 2000, which are available to offset future realized capital gains, if any:

                                                           CAPITAL LOSS CARRYFORWARD   EXPIRATION DATE
                                                           -------------------------   ---------------
Money Market.............................................         $    1,846                2008
Balanced.................................................                 15                2008
Value & Income...........................................              1,791                2008
Growth & Income..........................................             60,326                2008
Equity Growth............................................             30,338                2008
Special Equity...........................................          1,554,404                2008
Aggressive Equity........................................             53,309                2008
High Yield Bond..........................................             24,729                2008
International Equity.....................................                 48                2008
Stock Index..............................................            178,681                2008

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Reclassifications arising from permanent "book/tax" differences for the year ended December 31, 2000, were as follows:

                                                     UNDISTRIBUTED NET   ACCUMULATED NET
                                                        INVESTMENT          REALIZED
                                                          INCOME          GAINS(LOSSES)    PAID-IN CAPITAL
                                                     (LOSS) INCREASED       INCREASED         INCREASED
                                                        (DECREASED)        (DECREASED)       (DECREASED)
                                                     -----------------   ---------------   ---------------
High Quality Bond..................................       $    (3)          $   1,032         $ (1,029)
Intermediate Government Bond.......................           (45)              1,355           (1,310)
Core Bond..........................................        (1,699)               (140)           1,839
Balanced...........................................            --                 (23)              23
Value & Income.....................................          (474)            (12,051)          12,525
Growth & Income....................................           378             (36,722)          36,344
Equity Growth......................................           308             (67,988)          67,680
Special Equity.....................................        (5,535)            (29,891)          35,426
Aggressive Equity..................................           991             (12,210)          11,219
High Yield Bond....................................            --              12,561          (12,561)
International Equity...............................          (406)             (7,733)           8,139
Stock Index........................................          (630)           (922,920)         923,550

     These differences are primarily due to the differing treatments of foreign currency transactions, the reclassification of short term capital gains to investment income, and the different allocation methods for the recognition of realized capital gains. These reclassifications of the components of net assets reflected in the Statements of Assets and Liabilities did not affect net investment income (loss), net realized gains (losses) on investments, or net assets.

  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of the Funds. Expenses directly attributable to a fund are charged to that fund, while expenses attributable to all funds are allocated among them.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. ("the Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration and transfer agency services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds at an annual rate equal to 0.05%, of the average daily net assets of each Fund during the month. For these services, the Advisor earned $19,395 for the period ended December 31, 2000.

     The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributor may receive a fee from each Fund at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds amounted to $96,974 for the period ended December 31, 2000.

     The Advisor and Distributor have voluntarily undertaken to reimburse expenses of each Fund, to the extent necessary, to limit expenses to a rate equal to the percentages specified in the table below of the corresponding Funds' average daily net assets, including the expenses of the Portfolio Series.

                                                                   EXPENSE CAP
                                                              ----------------------
Money Market................................................  50 basis points (b.p.)
High Quality Bond...........................................          65 b.p.
Intermediate Government Bond................................          65 b.p.
Core Bond...................................................          65 b.p.
Balanced....................................................          75 b.p.
Value & Income..............................................          75 b.p.
Growth & Income.............................................          90 b.p.
Equity Growth...............................................          90 b.p.
Special Equity..............................................         110 b.p.
Aggressive Equity...........................................         125 b.p.
High Yield Bond.............................................          85 b.p.
International Equity........................................         115 b.p.
Stock Index.................................................          30 b.p.

     Of the fees earned by the Advisor and Distributor, $391,479, and $96,974, respectively, were reimbursed.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the period ended December 31, 2000, amounted to $14,625.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

4. CAPITAL SHARE TRANSACTIONS

     The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into thirteen series of shares (one series underlying each Fund). The transactions in each of the Funds are as follows:

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2000
                                                              -----------------
                                                                   SHARES
                                                              -----------------
MONEY MARKET
Issued during period........................................      7,045,183
Redeemed during period......................................     (3,269,999)
                                                                 ----------
Net increase................................................      3,775,184
                                                                 ==========
HIGH QUALITY BOND
Issued during period........................................        188,729
Redeemed during period......................................       (124,515)
                                                                 ----------
Net increase................................................         64,214
                                                                 ==========
INTERMEDIATE GOVERNMENT BOND
Issued during period........................................         69,208
Redeemed during period......................................         (5,178)
                                                                 ----------
Net increase................................................         64,030
                                                                 ==========
CORE BOND
Issued during period........................................        327,570
Redeemed during period......................................        (21,416)
                                                                 ----------
Net increase................................................        306,154
                                                                 ==========
BALANCED
Issued during period........................................            100
                                                                 ----------
Net increase................................................            100
                                                                 ==========
VALUE & INCOME
Issued during period........................................        206,984
Redeemed during period......................................        (11,635)
                                                                 ----------
Net increase................................................        195,349
                                                                 ==========
GROWTH & INCOME
Issued during period........................................        110,727
Redeemed during period......................................         (1,911)
                                                                 ----------
Net increase................................................        108,816
                                                                 ==========
EQUITY GROWTH
Issued during period........................................         97,490
Redeemed during period......................................         (1,403)
                                                                 ----------
Net increase................................................         96,087
                                                                 ==========
SPECIAL EQUITY
Issued during period........................................      3,434,291
Redeemed during period......................................       (354,292)
                                                                 ----------
Net increase................................................      3,079,999
                                                                 ==========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2000
                                                              -----------------
                                                                   SHARES
                                                              -----------------
AGGRESSIVE EQUITY
Issued during period........................................         41,601
Redeemed during period......................................         (1,059)
                                                                 ----------
Net increase................................................         40,542
                                                                 ==========
HIGH YIELD BOND
Issued during period........................................        131,964
Redeemed during period......................................         (5,469)
                                                                 ----------
Net increase................................................        126,495
                                                                 ==========
INTERNATIONAL EQUITY
Issued during period........................................         97,258
Redeemed during period......................................           (858)
                                                                 ----------
Net increase................................................         96,400
                                                                 ==========
STOCK INDEX
Issued during period........................................      6,201,464
Redeemed during period......................................       (642,383)
                                                                 ----------
Net increase................................................      5,559,081
                                                                 ==========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

5. FINANCIAL HIGHLIGHTS

     Selected data for an average share outstanding

                                         INCOME FROM
                                    INVESTMENT OPERATIONS
                                   ------------------------
                                                    NET                       DIVIDENDS AND DISTRIBUTIONS FROM
                                                 REALIZED                   -------------------------------------
                                                    AND          TOTAL                                    NET
                       NET ASSET      NET       UNREALIZED      INCOME                   IN EXCESS     REALIZED         TOTAL
       FOR THE           VALUE     INVESTMENT      GAINS      (LOSS) FROM      NET         OF NET        GAINS        DIVIDENDS
       PERIOD          BEGINNING     INCOME     (LOSSES) ON   INVESTMENT    INVESTMENT   INVESTMENT   (LOSSES) ON        AND
      ENDED(1)         OF PERIOD     (LOSS)     INVESTMENTS   OPERATIONS      INCOME       INCOME     INVESTMENTS   DISTRIBUTIONS
      --------         ---------   ----------   -----------   -----------   ----------   ----------   -----------   -------------
MONEY MARKET
12/31/2000              $10.00       $ 0.19       $   --        $ 0.19        $   --       $   --       $   --          $  --
HIGH QUALITY BOND
12/31/2000               10.00         0.19         0.13          0.32            --           --           --             --
INTERMEDIATE GOVERNMENT BOND
12/31/2000               10.00         0.17         0.20          0.37            --           --           --             --
CORE BOND
12/31/2000               10.00         0.19         0.26          0.45            --           --           --             --
BALANCED
12/31/2000               10.00         0.11        (0.65)        (0.54)           --           --           --             --
VALUE & INCOME
12/31/2000               10.00         0.06         0.67          0.73            --           --           --             --
GROWTH & INCOME
12/31/2000               10.00           --        (1.82)        (1.82)           --           --           --             --
EQUITY GROWTH
12/31/2000               10.00           --        (1.58)        (1.58)           --           --           --             --
SPECIAL EQUITY
12/31/2000               10.00           --        (0.92)        (0.92)           --           --           --             --
AGGRESSIVE EQUITY
12/31/2000               10.00        (0.02)       (2.38)        (2.40)           --           --           --             --
HIGH YIELD BOND
12/31/2000               10.00         0.26        (0.88)        (0.62)           --           --           --             --
INTERNATIONAL EQUITY
12/31/2000               10.00         0.01        (1.23)        (1.22)           --           --           --             --
STOCK INDEX
12/31/2000               10.00         0.03        (1.17)        (1.14)           --           --           --             --


                                        NET ASSET
       FOR THE                            VALUE
       PERIOD                            END OF
      ENDED(1)                           PERIOD
      --------                          ---------
MONEY MARKET
12/31/2000                               $10.19
HIGH QUALITY BOND
12/31/2000                                10.32
INTERMEDIATE GOVERNMENT BOND
12/31/2000                                10.37
CORE BOND
12/31/2000                                10.45
BALANCED
12/31/2000                                 9.46
VALUE & INCOME
12/31/2000                                10.73
GROWTH & INCOME
12/31/2000                                 8.18
EQUITY GROWTH
12/31/2000                                 8.42
SPECIAL EQUITY
12/31/2000                                 9.08
AGGRESSIVE EQUITY
12/31/2000                                 7.60
HIGH YIELD BOND
12/31/2000                                 9.38
INTERNATIONAL EQUITY
12/31/2000                                 8.78
STOCK INDEX
12/31/2000                                 8.86

---------------

  *  Annualized
(1)  Commencement of operations September 11, 2000

                                        RATIO TO AVERAGE NET ASSETS
                        -----------------------------------------------------------
                        EXPENSES        EXPENSES                          NET
                        INCLUDING       INCLUDING          NET         INVESTMENT
          NET ASSETS       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
 TOTAL      END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
RETURN      PERIOD      PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------   -----------   ---------   -----------------   ----------   --------------
   1.90%  $38,478,270       1.17%*       0.50%*              5.70%*       6.37%*
   3.20       662,681      12.40*        0.65*              (5.45)*       6.30*
   3.70       664,198      15.24*        0.65*              (8.86)*       5.73*
   4.50     3,198,647       3.93*        0.65*               3.03*        6.31*
  (5.40)          946    9527.75*        0.75*           (9523.20)*       3.80*
   7.30     2,095,845       9.08*        0.75*              (6.28)*       2.05*
 (18.20)      890,102      10.87*        0.90*             (10.09)*      (0.12)*
 (15.80)      809,172      11.95*        0.90*             (11.16)*      (0.11)*
  (9.20)   27,971,293       1.76*        1.10*              (0.59)*       0.07*
 (24.00)      308,022      28.50*        1.25*             (28.20)*      (0.95)*
  (6.20)    1,186,127      10.02*        0.85*               0.02*        9.19*
 (12.20)      846,192      12.14*        1.15*             (10.76)*       0.23*
 (11.40)   49,230,568       0.59*        0.30*               0.66*        0.95*

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Diversified Investors Funds Group II and Shareholders of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Special Equity Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund and Stock Index Fund:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Special Equity Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund and Stock Index Fund (collectively, the "Funds"), (thirteen of the funds constituting the Diversified Investors Funds Group II) at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period September 11, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 19, 2001

             INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the Institutional High Quality Bond, Institutional Intermediate Government Bond, Institutional Core Bond, Institutional High Yield Bond, and Institutional Money Market Funds. A portion of the Fund may be invested in relatively conservative equity funds, namely the Institutional Value & Income, Institutional Growth & Income, and Institutional Equity Growth Funds as a hedge against inflation.

     The Institutional Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/-5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND LINE GRAPH]

                                              INSTITUTIONAL SHORT HORIZON    LEHMAN BROS. GOV/CORP.       COMPOSITE BENCHMARK**
                                                      SAF $10,260              BOND INDEX* $10,476               $10,455
                                              ---------------------------    ----------------------       ---------------------
9/11/00                                                  10000                        10000                       10000
12/31/00                                                 10260                        10476                       10455

Average Annual Total Return Inception to Date               2.60%

 * All indices are shown for the period from September 1, 2000 through December 31, 2000.

** 80% Lehman Aggregate Bond Index, 10% Russell 1000 Value Index, 10% Salomon
   90-Day Treasury Index. This composite index most closely mirrors the portfolio composition of the Institutional Short Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2000.

Past performance is not indicative of future performance.

       INSTITUTIONAL SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively conservative balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified Institutional fixed income fund. The Fund's equity component may be invested in any Diversified Institutional equity fund.

     The Institutional Short/Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/-5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[INSTITUTIONAL SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND LINE GRAPH]


                                           INSTITUTIONAL
                                         SHORT/INTERMEDIATE      LEHMAN AGGREGATE      RUSSELL 2000 SMALL         COMPOSITE
                                             SAF $9,900           BOND* $10,486        CAP VALUE* $9,036     BENCHMARK** $10,312
                                         ------------------      ----------------      ------------------    -------------------
9/11/00                                        10000                  10000                  10000                  10000
12/31/00                                        9900                  10486                   9036                  10312


Average Annual Total Return Inception to Date          (1.00)%

 * All indices are shown for the period from September 1, 2000 through December 31, 2000.

** 70% Lehman Aggregate Bond Index, 18% Russell 1000 Index, 8% Russell 2000
   Small Cap Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional
   Short/Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2000.

Past performance is not indicative of future performance.

          INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified Institutional fixed income fund and in any Diversified Institutional equity fund.

     The Institutional Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/-5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND LINE GRAPH]

                                           INSTITUTIONAL                                  LEHMAN BROS.
                                          INTERMEDIATE SAF        S&P 500 INDEX*         GOV/CORP. BOND           COMPOSITE
                                               $9,670                 $8,731             INDEX* $10,476      BENCHMARK** $10,197
                                          ----------------        --------------         --------------      -------------------
9/11/00                                        10000                  10000                  10000                  10000
12/31/00                                        9670                   8731                  10476                  10197

Average Annual Total Return Inception to Date               (3.30)%

 * All indices are shown for the period from September 1, 2000 through December 31, 2000.

** 50% Lehman Aggregate Bond Index, 30% Russell 1000 Index, 12% Russell 2000
   Small Cap Value, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2000.

Past performance is not indicative of future performance.

       INSTITUTIONAL INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified Institutional fixed income fund, and in any Diversified Institutional equity fund.

     The Institutional Intermediate/Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/-5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[INSTITUTIONAL INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND LINE GRAPH]

                                                      INSTITUTIONAL
                                                  INTERMEDIATE/LONG SAF                                   COMPOSITE BENCHMARK**
                                                         $9,510               S&P 500 INDEX* $8,731              $10,080
                                                  ---------------------       ---------------------       ---------------------
9/11/00                                                   10000                       10000                       10000
12/31/00                                                   9510                        8731                       10080


Average Anuual Total Return Inception to Date               (4.90)%

 * All indices are shown for the period from September 1, 2000 through December 31, 2000.

** 30% Lehman Aggregate Bond Index, 42% Russell 1000 Index, 18% Russell 2000
   Small Cap Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional
   Intermediate/Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2000.

Past performance is not indicative of future performance.

              INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified Institutional equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the international equity fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.

     The Institutional Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/-5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND LINE GRAPH]

                                         INSTITUTIONAL LONG       RUSSELL 1000*        RUSSELL 2000 SMALL         COMPOSITE
                                             SAF $9,250              $10,454           CAP VALUE* $9,036      BENCHMARK** $9,907
                                         ------------------       -------------        ------------------     ------------------
9/11/00                                        10000                  10000                  10000                  10000
12/31/00                                        9250                  10454                   9036                   9907


Average Anuual Total Return Inception to Date               (7.50)%

 * All indices are shown for the period from September 1, 2000 through December 31, 2000.

** 60% Russell 1000 Index, 25% Russell 2000 Small Cap Index, 15% MSCI World
   Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Institutional Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Institutional Strategic Allocation Funds for the period since inception through December 31, 2000.

Past performance is not indicative of future performance.

                     (This page intentionally left blank.)

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                     SHORT                      INTERMEDIATE
                                        SHORT     INTERMEDIATE   INTERMEDIATE       LONG         LONG
                                       HORIZON      HORIZON        HORIZON        HORIZON      HORIZON
                                       --------   ------------   ------------   ------------   --------
ASSETS:
Investments at value (cost, $201,898,
  $161,292, $11,414,261, $201,545 and
  $445,617, respectively)............  $207,670     $160,765     $11,017,551      $194,526     $420,557
Cash.................................     1,000        1,000           1,000         1,000          990
Receivable for investments sold......        --           --             500            --           --
                                       --------     --------     -----------      --------     --------
     Total Assets....................   208,670      161,765      11,019,051       195,526      421,547
                                       --------     --------     -----------      --------     --------
LIABILITIES:
Payable for Fund shares redeemed.....        --           --             500            --           --
Accrued investment advisory fee......        16           12             859            15           31
                                       --------     --------     -----------      --------     --------
     Total Liabilities...............        16           12           1,359            15           31
                                       --------     --------     -----------      --------     --------
NET ASSETS...........................  $208,654     $161,753     $11,017,692      $195,511     $421,516
                                       ========     ========     ===========      ========     ========
NET ASSETS CONSIST OF:
  Paid-in capital....................  $202,881     $162,254     $11,413,458      $202,530     $446,601
  Undistributed net realized gains...         1           26             944            --          (25)
  Net unrealized appreciation
     (depreciation) on investments...     5,772         (527)       (396,710)       (7,019)     (25,060)
                                       --------     --------     -----------      --------     --------
NET ASSETS...........................  $208,654     $161,753     $11,017,692      $195,511     $421,516
                                       ========     ========     ===========      ========     ========
Outstanding shares of capital stock
  of $.00001 par value per share,
  unlimited number of shares of
  beneficial interest authorized.....    20,327       16,336       1,139,203        20,568       45,585
                                       ========     ========     ===========      ========     ========
NET ASSET VALUE PER SHARE*...........  $  10.26     $   9.90     $      9.67      $   9.51     $   9.25
                                       ========     ========     ===========      ========     ========

---------------
* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS
                   FOR THE PERIOD ENDED DECEMBER 31, 2000 (1)

                                                       SHORT                      INTERMEDIATE
                                           SHORT    INTERMEDIATE   INTERMEDIATE       LONG         LONG
                                          HORIZON     HORIZON        HORIZON        HORIZON      HORIZON
                                          -------   ------------   ------------   ------------   --------
INVESTMENT ADVISORY FEE.................  $  (42)      $ (38)       $  (3,376)      $   (50)     $   (105)
                                          ------       -----        ---------       -------      --------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
  Net realized gains on investments.....      43          64            4,320            38            80
  Net unrealized appreciation
     (depreciation) on investments......   5,772        (527)        (396,710)       (7,019)      (25,060)
                                          ------       -----        ---------       -------      --------
  Net realized and unrealized gains
     (losses) on investments............   5,815        (463)        (392,390)       (6,981)      (24,980)
                                          ------       -----        ---------       -------      --------
Net increase (decrease) in net assets
  resulting from operations.............  $5,773       $(501)       $(395,766)      $(7,031)     $(25,085)
                                          ======       =====        =========       =======      ========

---------------
(1) Commencement of Operations, September 11, 2000.

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED DECEMBER 31, 2000 (1)

                                                     SHORT                      INTERMEDIATE
                                        SHORT     INTERMEDIATE   INTERMEDIATE       LONG         LONG
                                       HORIZON      HORIZON        HORIZON        HORIZON      HORIZON
                                       --------   ------------   ------------   ------------   --------
FROM OPERATIONS:
  Net investment loss................  $    (42)    $    (38)    $    (3,376)     $    (50)    $   (105)
  Net realized gains on
     investments.....................        43           64           4,320            38           80
  Net unrealized appreciation
     (depreciation) on investments...     5,772         (527)       (396,710)       (7,019)     (25,060)
                                       --------     --------     -----------      --------     --------
  Net increase (decrease) in net
     assets resulting from
     operations......................     5,773         (501)       (395,766)       (7,031)     (25,085)
                                       --------     --------     -----------      --------     --------
FROM SHARE TRANSACTIONS:
  Proceeds from shares issued........   261,576      177,628      13,076,575       203,178      449,786
  Value of shares redeemed...........   (58,695)     (15,374)     (1,663,117)         (636)      (3,185)
                                       --------     --------     -----------      --------     --------
  Net increase in net assets from
     capital share transactions......   202,881      162,254      11,413,458       202,542      446,601
                                       --------     --------     -----------      --------     --------
  Total increase in net assets.......   208,654      161,753      11,017,692       195,511      421,516
NET ASSETS:
  Beginning of period................        --           --              --            --           --
                                       --------     --------     -----------      --------     --------
  End of period......................  $208,654     $161,753     $11,017,692      $195,511     $421,516
                                       ========     ========     ===========      ========     ========
Shares outstanding beginning of
  period.............................        --           --              --            --           --
Shares issued during period..........    26,204       17,893       1,309,335        20,635       45,910
Shares redeemed during period........    (5,877)      (1,557)       (170,132)          (67)        (325)
                                       --------     --------     -----------      --------     --------
Shares outstanding end of period.....    20,327       16,336       1,139,203        20,568       45,585
                                       ========     ========     ===========      ========     ========

---------------
(1) Commencement of Operations September 11, 2000.

                       See notes to financial statements.

             INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

SHARES                                                                  VALUE
------                                                                 --------
         INVESTMENTS
5,728    Diversified Institutional Funds Group -- Core Bond Fund.....  $ 59,845
3,826    Diversified Institutional Funds Group -- High Quality Bond
           Fund......................................................    39,485
2,145    Diversified Institutional Funds Group -- High Yield Bond
           Fund......................................................    20,109
3,811    Diversified Institutional Funds Group -- Intermediate
           Government Bond Fund......................................    39,535
2,748    Diversified Institutional Funds Group -- Money Market
           Fund......................................................    28,009
1,928    Diversified Institutional Funds Group -- Value & Income
           Fund......................................................    20,687
                                                                       --------
         Total Investments -- 99.53% (Cost $201,898).................   207,670
         Other assets less liabilities -- 0.47%......................       984
                                                                       --------
         NET ASSETS -- 100.00%.......................................  $208,654
                                                                       ========
         The aggregate cost of investments for federal income tax
           purposes at December 31, 2000 is $202,061.

         The following amount is based on cost for federal income tax purposes:
           Gross unrealized appreciation.............................  $  6,175
           Gross unrealized depreciation.............................      (566)
                                                                       --------
           Net unrealized appreciation...............................  $  5,609
                                                                       ========

                       See notes to financial statements.

       INSTITUTIONAL SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

SHARES                                                                  VALUE
------                                                                 --------
         INVESTMENTS
  428    Diversified Institutional Funds Group -- Aggressive Equity
           Fund......................................................  $  3,250
5,384    Diversified Institutional Funds Group -- Core Bond Fund.....    56,254
  758    Diversified Institutional Funds Group -- Equity Growth
           Fund......................................................     6,381
  973    Diversified Institutional Funds Group -- Growth and Income
           Fund......................................................     7,962
2,295    Diversified Institutional Funds Group -- High Quality Bond
           Fund......................................................    23,689
2,577    Diversified Institutional Funds Group -- High Yield Bond
           Fund......................................................    24,160
  774    Diversified Institutional Funds Group -- Intermediate
           Government Bond Fund......................................     8,033
  736    Diversified Institutional Funds Group -- International
           Equity Fund...............................................     6,459
   40    Diversified Institutional Funds Group -- Money Market
           Fund......................................................       403
1,072    Diversified Institutional Funds Group -- Special Equity
           Fund......................................................     9,735
1,346    Diversified Institutional Funds Group -- Value & Income
           Fund......................................................    14,439
                                                                       --------
         Total Investments -- 99.39% (Cost $161,292).................   160,765
         Other assets less liabilities -- 0.61%......................       988
                                                                       --------
         NET ASSETS -- 100.00%.......................................  $161,753
                                                                       ========
         The aggregate cost of investments for federal income tax
           purposes at December 31, 2000 is $161,292.


         The following amount is based on cost for federal income tax purposes:
           Gross unrealized appreciation.............................  $  3,869
           Gross unrealized depreciation.............................    (4,396)
                                                                       --------
           Net unrealized depreciation...............................  $   (527)
                                                                       ========

                       See notes to financial statements.

          INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
 36,439   Diversified Institutional Funds Group -- Aggressive Equity
            Fund......................................................  $   276,847
292,757   Diversified Institutional Funds Group -- Core Bond Fund.....    3,058,696
 86,092   Diversified Institutional Funds Group -- Equity Growth
            Fund......................................................      725,041
 98,083   Diversified Institutional Funds Group -- Growth and Income
            Fund......................................................      802,297
 57,127   Diversified Institutional Funds Group -- High Quality Bond
            Fund......................................................      589,547
120,096   Diversified Institutional Funds Group -- High Yield Bond
            Fund......................................................    1,126,131
 58,435   Diversified Institutional Funds Group -- Intermediate
            Government Bond Fund......................................      606,163
 86,636   Diversified Institutional Funds Group -- International
            Equity Fund...............................................      760,476
  8,267   Diversified Institutional Funds Group -- Money Market
            Fund......................................................       84,264
120,466   Diversified Institutional Funds Group -- Special Equity
            Fund......................................................    1,094,106
176,534   Diversified Institutional Funds Group -- Value & Income
            Fund......................................................    1,893,983
                                                                        -----------
          Total Investments -- 100.00% (Cost $11,414,261).............   11,017,551
          Other assets less liabilities -- 0.00%......................          141
                                                                        -----------
          NET ASSETS -- 100.00%.......................................  $11,017,692
                                                                        ===========
          The aggregate cost of investments for federal income tax
            purposes at December 31, 2000 is $11,414,261.


          The following amount is based on cost for federal income tax purposes:
            Gross unrealized appreciation.............................  $   296,510
            Gross unrealized depreciation.............................     (693,220)
                                                                        -----------
            Net unrealized depreciation...............................  $  (396,710)
                                                                        ===========

                       See notes to financial statements.

       INSTITUTIONAL INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

SHARES                                                                  VALUE
------                                                                 --------
         INVESTMENTS
  901    Diversified Institutional Funds Group -- Aggressive Equity
           Fund......................................................  $  6,847
2,184    Diversified Institutional Funds Group -- Core Bond Fund.....    22,821
2,071    Diversified Institutional Funds Group -- Equity Growth
           Fund......................................................    17,443
2,328    Diversified Institutional Funds Group -- Growth and Income
           Fund......................................................    19,042
  865    Diversified Institutional Funds Group -- High Quality Bond
           Fund......................................................     8,931
1,577    Diversified Institutional Funds Group -- High Yield Bond
           Fund......................................................    14,791
  909    Diversified Institutional Funds Group -- Intermediate
           Government Bond Fund......................................     9,431
2,078    Diversified Institutional Funds Group -- International
           Equity Fund...............................................    18,242
  923    Diversified Institutional Funds Group -- Money Market
           Fund......................................................     9,403
2,943    Diversified Institutional Funds Group -- Special Equity
           Fund......................................................    26,726
3,807    Diversified Institutional Funds Group -- Value & Income
           Fund......................................................    40,849
                                                                       --------
         Total Investments -- 99.50% (Cost $201,545).................   194,526
         Other assets less liabilities -- 0.50%......................       985
                                                                       --------
         NET ASSETS -- 100.00%.......................................  $195,511
                                                                       ========
         The aggregate cost of investments for federal income tax
           purposes at December 31, 2000 is $201,545.


         The following amount is based on cost for federal income tax purposes:
           Gross unrealized appreciation.............................  $  4,219
           Gross unrealized depreciation.............................   (11,238)
                                                                       --------
           Net unrealized depreciation...............................  $ (7,019)
                                                                       ========

                       See notes to financial statements.

              INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

SHARES                                                                  VALUE
------                                                                 --------
         INVESTMENTS
 2,674   Diversified Institutional Funds Group -- Aggressive Equity
           Fund......................................................  $ 20,319
 7,067   Diversified Institutional Funds Group -- Equity Growth
           Fund......................................................    59,515
 7,332   Diversified Institutional Funds Group -- Growth and Income
           Fund......................................................    59,972
 6,850   Diversified Institutional Funds Group -- International
           Equity Fund...............................................    60,124
 1,226   Diversified Institutional Funds Group -- Money Market
           Fund......................................................    12,495
 9,174   Diversified Institutional Funds Group -- Special Equity
           Fund......................................................    83,325
11,633   Diversified Institutional Funds Group -- Value & Income
           Fund......................................................   124,807
                                                                       --------
         Total Investments -- 99.77% (Cost $445,617).................   420,557
         Other assets less liabilities -- 0.23%......................       959
                                                                       --------
         NET ASSETS -- 100.00%.......................................  $421,516
                                                                       ========
         The aggregate cost of investments for federal income tax
           purposes at December 31, 2000 is $445,642.


         The following amount is based on cost for federal income tax purposes:
           Gross unrealized appreciation.............................  $  8,210
           Gross unrealized depreciation.............................   (33,295)
                                                                       --------
           Net unrealized depreciation...............................  $(25,085)
                                                                       ========

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Institutional Strategic Allocation Funds and are represented herein: Institutional Short Horizon Strategic Allocation Fund ("Short Horizon"), Institutional Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Institutional Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Institutional Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Institutional Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust was established and designated the Short Horizon, the Short Intermediate Horizon, the Intermediate Horizon, the Intermediate Long Horizon, and the Long Horizon as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among twelve of the series of the Diversified Investors Funds Group II (the "Funds Group II"), doing business as the Diversified Investors Institutional Funds Group. The Funds Group II is an open-end management investment company registered under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A. INVESTMENT VALUATION:

     The value of any Fund's investment in a corresponding fund of the Funds Group II is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

  B. INVESTMENT INCOME:

     Income and capital gain distributions earned are recorded on the ex-dividend date.

  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

  D. FEDERAL INCOME TAXES:

     Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Reclassifications arising from "book/tax" differences for the year ended December 31, 2000, were as follows:

                                                        INCREASED          DECREASED
                                                      UNDISTRIBUTED     ACCUMULATED NET
                                                      NET INVESTMENT   REALIZED (LOSSES)      DECREASED
                                                          INCOME        ON INVESTMENTS     PAID-IN-CAPITAL
                                                      --------------   -----------------   ---------------
Short Horizon.......................................      $   42            $   (42)            $ --
Short Intermediate Horizon..........................          38                (38)              --
Intermediate Horizon................................       3,376             (3,376)              --
Intermediate Long Horizon...........................          50                (38)             (12)
Long Horizon........................................         105               (105)              --

     These differences are due to differing treatment of net operating losses. These reclassifications of the components of net assets reflected in the Statements of Assets and Liabilities did not affect net investment income
(loss), net realized gains (losses), or net assets.

  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group II.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), who also advise the Funds Group II, an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides general investment advice to each Fund. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.10% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

4. PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the period ended December 31, 2000, were as follows:

                                                             COST OF PURCHASES    PROCEEDS FROM SALES
                                                             -----------------    -------------------
Short Horizon..............................................     $   534,037           $   332,182
Short Intermediate Horizon.................................         322,823               161,595
Intermediate Horizon.......................................      27,730,799            16,320,858
Intermediate Long Horizon..................................         394,339               192,832
Long Horizon...............................................         885,886               440,349

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

5. FINANCIAL HIGHLIGHTS

     For an average share outstanding:

                                                           INCOME FROM                             DIVIDENDS AND
                                                      INVESTMENT OPERATIONS                      DISTRIBUTIONS FROM
                                                     -----------------------                  ------------------------
                                                                     NET
                                                                  REALIZED                                     NET
                                                                     AND                                    REALIZED
                                       NET ASSET                 UNREALIZED    TOTAL INCOME                   GAINS
                                         VALUE          NET         GAINS      (LOSS) FROM       NET        (LOSSES)
                                      BEGINNING OF   INVESTMENT  (LOSSES) ON    INVESTMENT    INVESTMENT       ON
      FOR THE PERIOD ENDED (1)           PERIOD         LOSS     INVESTMENTS    OPERATIONS      INCOME     INVESTMENTS
      ------------------------        ------------   ----------  -----------   ------------   ----------   -----------
SHORT HORIZON
12/31/2000..........................     $10.00         (+)        $ 0.26         $ 0.26        $   --       $   --
SHORT INTERMEDIATE HORIZON
12/31/2000..........................      10.00         (+)         (0.10)         (0.10)           --           --
INTERMEDIATE HORIZON
12/31/2000..........................      10.00         (+)         (0.33)         (0.33)           --           --
INTERMEDIATE LONG HORIZON
12/31/2000..........................      10.00         (+)         (0.49)         (0.49)           --           --
LONG HORIZON
12/31/2000..........................      10.00         (+)         (0.75)         (0.75)           --           --

---------------

(1)  Commencement of Operations, September 11, 2000.
(+)  Amount represents less then $0.005 per share.
  *  Annualized

                                         RATIOS TO AVERAGE NET ASSETS
    TOTAL                                -----------------------------
  DIVIDENDS       NET ASSET                                  NET         PORTFOLIO
     AND        VALUE END OF    TOTAL                     INVESTMENT     TURNOVER     NET ASSETS
DISTRIBUTIONS      PERIOD       RETURN     EXPENSES          LOSS          RATE      END OF PERIOD
-------------   -------------   ------   ------------   --------------   ---------   -------------
    $  --          $10.26        2.60%       0.10%*          (0.10)%*       246%      $   208,654
       --            9.90       (1.00)       0.10*           (0.10)*        150           161,753
       --            9.67       (3.30)       0.10*           (0.10)*        142        11,017,692
       --            9.51       (4.90)       0.10*           (0.10)*        130           195,511
       --            9.25       (7.50)       0.10*           (0.10)*        125           421,516

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

6. INVESTMENTS IN AFFILIATES

     The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at December 31, 2000 totaled $207,670, $160,765, $11,017,551, $194,526, and $420,557, for the Short Horizon,
Short Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon, and the Long Horizon, respectively.

     Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                             BEGINNING   SHARES      SHARES     ENDING     PURCHASE        SALE       GAIN(LOSS)
                                              SHARES    PURCHASED     SOLD      SHARES       COST          COST        ON SALES
                                             ---------  ---------   ---------   -------   -----------   -----------   -----------
SHORT HORIZON
INVESTMENTS:
Diversified Institutional Funds
  Group -- Core Bond Fund..................         --     7,403        1,675     5,728   $    74,377   $    16,762     $   (15)
Diversified Institutional Funds
  Group -- High Quality Bond Fund..........         --     4,941        1,115     3,826        49,819        11,155          56
Diversified Institutional Funds
  Group -- High Yield Bond Fund............         --     2,717          572     2,145        26,223         5,711        (118)
Diversified Institutional Funds
  Group -- Intermediate Government Bond
  Fund.....................................         --     4,926        1,115     3,811        49,640        11,155          45
Diversified Institutional Funds
  Group -- Money Market Fund...............         --    30,829       28,081     2,748       309,994       282,119         117
Diversified Institutional Funds
  Group -- Value & Income Fund.............         --     2,449          521     1,928        23,984         5,237         (42)
                                                                                          -----------   -----------     -------
                                                                                          $   534,037   $   332,139     $    43
                                                                                          ===========   ===========     =======

SHORT INTERMEDIATE HORIZON
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund..........         --       428           --       428   $     3,832   $        --     $    --
Diversified Institutional Funds
  Group -- Core Bond Fund..................         --     5,401           17     5,384        54,330           171           1
Diversified Institutional Funds
  Group -- Equity Growth Fund..............         --       758           --       758         7,138            --          --
Diversified Institutional Funds
  Group -- Growth and Income Fund..........         --       973           --       973         9,085            --          --
Diversified Institutional Funds
  Group -- High Quality Bond Fund..........         --     2,304            9     2,295        23,190            87          --
Diversified Institutional Funds
  Group -- High Yield Bond Fund............         --     2,577           --     2,577        25,127            --          --
Diversified Institutional Funds
  Group -- Intermediate Government Bond
  Fund.....................................         --       777            3       774         7,825            25          --
Diversified Institutional Funds
  Group -- International Equity Fund.......         --       736           --       736         6,953            --          --
Diversified Institutional Funds
  Group -- Money Market Fund...............         --    16,096       16,056        40       161,651       161,248          63
Diversified Institutional Funds
  Group -- Special Equity Fund.............         --     1,072           --     1,072        10,208            --          --
Diversified Institutional Funds
  Group -- Value & Income Fund.............         --     1,346           --     1,346        13,484            --          --
                                                                                          -----------   -----------     -------
                                                                                          $   322,823   $   161,531     $    64
                                                                                          ===========   ===========     =======

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

6. INVESTMENTS IN AFFILIATES (CONTINUED)

                                             BEGINNING   SHARES      SHARES     ENDING     PURCHASE        SALE       GAIN(LOSS)
                                              SHARES    PURCHASED     SOLD      SHARES       COST          COST        ON SALES
                                             ---------  ---------   ---------   -------   -----------   -----------   -----------
INTERMEDIATE HORIZON
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund..........       --      37,498        1,059    36,439   $   374,978   $    10,590     $  (350)
Diversified Institutional Funds
  Group -- Core Bond Fund..................       --     312,481       19,724   292,757     3,124,814       197,243         593
Diversified Institutional Funds
  Group -- Equity Growth Fund..............       --      87,495        1,403    86,092       874,948        14,028        (631)
Diversified Institutional Funds
  Group -- Growth and Income Fund..........       --      99,994        1,911    98,083       999,940        19,113        (803)
Diversified Institutional Funds
  Group -- High Quality Bond Fund..........       --     180,519      123,392    57,127     1,808,709     1,234,010       7,426
Diversified Institutional Funds
  Group -- High Yield Bond Fund............       --     124,992        4,896   120,096     1,249,926        48,963      (1,077)
Diversified Institutional Funds
  Group -- Intermediate Government Bond
  Fund.....................................       --      62,496        4,061    58,435       624,963        40,614         203
Diversified Institutional Funds
  Group -- International Equity Fund.......       --      87,495          859    86,636       874,948         8,585        (438)
Diversified Institutional Funds
  Group -- Money Market Fund...............       --   1,466,116    1,457,849     8,267    14,672,759    14,588,578         748
Diversified Institutional Funds
  Group -- Special Equity Fund.............       --     124,993        4,527   120,466     1,249,926        45,269      (1,132)
Diversified Institutional Funds
  Group -- Value & Income Fund.............       --     187,489       10,955   176,534     1,874,888       109,545        (219)
                                                                                          -----------   -----------     -------
                                                                                          $27,730,799   $16,316,538     $ 4,320
                                                                                          ===========   ===========     =======

INTERMEDIATE LONG HORIZON
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund..........      --          901           --       901   $     8,423   $        --     $    --
Diversified Institutional Funds
  Group -- Core Bond Fund..................      --        2,184           --     2,184        21,860            --          --
Diversified Institutional Funds
  Group -- Equity Growth Fund..............      --        2,071           --     2,071        19,865            --          --
Diversified Institutional Funds
  Group -- Growth and Income Fund..........      --        2,328           --     2,328        22,260            --          --
Diversified Institutional Funds
  Group -- High Quality Bond Fund..........      --          865           --       865         8,681            --          --
Diversified Institutional Funds
  Group -- High Yield Bond Fund............      --        1,577           --     1,577        15,562            --          --
Diversified Institutional Funds
  Group -- Intermediate Government Bond
  Fund.....................................      --          909           --       909         9,116            --          --
Diversified Institutional Funds
  Group -- International Equity Fund.......      --        2,078           --     2,078        19,887            --          --
Diversified Institutional Funds
  Group -- Money Market Fund...............      --       20,149       19,226       923       202,178       192,794          38
Diversified Institutional Funds
  Group -- Special Equity Fund.............      --        2,943           --     2,943        28,331            --          --
Diversified Institutional Funds
  Group -- Value & Income Fund.............      --        3,807           --     3,807        38,176            --          --
                                                                                          -----------   -----------     -------
                                                                                          $   394,339   $   192,794     $    38
                                                                                          ===========   ===========     =======

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

6. INVESTMENTS IN AFFILIATES (CONTINUED)

                                             BEGINNING   SHARES      SHARES     ENDING     PURCHASE        SALE       GAIN(LOSS)
                                              SHARES    PURCHASED     SOLD      SHARES       COST          COST        ON SALES
                                             ---------  ---------   ---------   -------   -----------   -----------   -----------
LONG HORIZON
INVESTMENTS:
Diversified Institutional Funds
  Group -- Aggressive Equity Fund..........         --     2,674           --     2,674   $    24,693   $        --     $    --
Diversified Institutional Funds
  Group -- Equity Growth Fund..............         --     7,067           --     7,067        67,715            --          --
Diversified Institutional Funds
  Group -- Growth and Income Fund..........         --     7,332           --     7,332        69,677            --          --
Diversified Institutional Funds
  Group -- International Equity Fund.......         --     6,850           --     6,850        65,641            --          --
Diversified Institutional Funds
  Group -- Money Market Fund...............         --    44,916       43,690     1,226       450,760       438,270         105
Diversified Institutional Funds
  Group -- Special Equity Fund.............         --     9,212           38     9,174        89,179           379          (7)
Diversified Institutional Funds
  Group -- Value & Income Fund.............         --    11,793          160    11,633       118,221         1,620         (18)
                                                                                          -----------   -----------     -------
                                                                                          $   885,886   $   440,269     $    80
                                                                                          ===========   ===========     =======

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the Diversified Investors Funds Group and Shareholders of the Institutional Short Horizon Strategic Allocation Fund, Institutional Short Intermediate Strategic Allocation Fund, Institutional Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Long Horizon Strategic Allocation Fund and Institutional Long Horizon Strategic Allocation Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Short Horizon Strategic Allocation Fund, Institutional Short Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Long Horizon Strategic Allocation Fund and Institutional Long Horizon Strategic Allocation Fund (collectively the "Funds"), (five of the funds constituting the Diversified Investors Funds Group) at December 31, 2000, the results of each of their operations, the changes in each of their net assets, and their financial highlights for the period September 11, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 19, 2001

                              FOURTH QUARTER 2000

                            ANNUAL ECONOMIC OVERVIEW

     The year 2000 began looking much like it did in the prior two years. The economy was continuing to grow at an unprecedented rate, stock prices were forging ahead, and growth investing was maintaining its relative outperformance over value stocks. However, this scenario would be dramatically different at year's end, as investors were dealing with a harder than anticipated economic slowdown and depending on which sector of the stock market one was concentrated in, a significant correction in prices. Cheering the loudest were bond investors who enjoyed their best year since 1997.

     The U.S. economy commenced the year by growing at a rate exceeding 5% on an annualized basis. The factors contributing to this exceptional rate of growth were a tight labor market, rising wages and the wealth effect created by five years of stock market returns in excess of 20%, as measured by the S&P 500 Index. However, due to the strength of the economy, the Federal Reserve Board began orchestrating a series of interest rate increases, which started in June 1999, in an attempt to slow the economy softly and subdue the elements of inflation. The Fed increased interest rates six times bringing the Fed Funds Rate from 4.75% to 6.50%. As a result, the latest Gross Domestic Product (GDP) report revealed that the economy grew at 2.2% annual rate in the third quarter of 2000, significantly below the 5.6% rate experienced in the second quarter of 2000. The deceleration in growth was widespread ranging from manufacturing, housing, and consumer sectors.

     After reaching a high in May, consumer confidence has fallen considerably, despite a tight labor market that continued to depict a 4% unemployment rate. Higher oil and natural gas prices combined with the decline in the stock prices were the major factors weighing on consumers. We are anticipating that personal consumption expenditures will be in the 3% range in the fourth quarter of 2000 and in the first half of 2001. This is down significantly from the 9% rate experienced at the end of 1999. As a result, total retail sales growth is below 4% currently, which is down from the 11% peak earlier in the year.

     The housing market was affected by higher mortgage rates earlier in the year and lower consumer confidence later in the year. After years of strong growth, existing home sales, which comprise nearly 85% of the total housing market, ended the year relatively flat. The pain was felt in the new home market, which experienced a 6% decline for the year. However, we believe that the housing market will bounce back from their current levels and be a positive contributor to GDP growth in 2001, due to a significant decline in mortgage rates. To date, interest rates on 30 year conventional mortgages have declined by 1.27% since their May peak.

     Inflation measures, as defined by the Consumer Price Index (CPI) and the Producer Price Index (PPI), remained relatively calm, despite the increase in economic activity in the first half of the year and higher energy prices throughout the year. In fact, the CPI and the PPI Indexes rose approximately 3.5%. If you extract the often-volatile food and energy prices the "core" measures of the CPI and PPI Indexes were up a modest 2.6% and 1.2%, respectively.

                               FINANCIAL MARKETS

     After a lack-luster year in 1999, the bond market, as measured by the Lehman Brothers Aggregate Index, strongly rebounded to post an 11.6% return for the year, outperforming stocks, as measured by the S&P 500 Index, which fell 9.1%. This would be the first time since 1990 that bond returns exceeded returns on stocks and ironically right before the U.S. economy entered into its last recession. Although bond investors applauded the relative performance of fixed income securities, 2000 would turn out to be a bittersweet year. The joy of higher absolute returns was tempered by the stunning underperformance of nearly all spread sectors, particularly among U.S. corporate credit securities. As a result, active managers had a difficult time matching their respective benchmarks, let alone exceeding their returns.

     U.S. Treasury Bonds provided the fixed income market with its highest result posting a 13.5% return, while corporate bonds trailed Treasuries by a 4.4% margin returning 9.1%. This relative underperformance in corporate bonds was due to several factors. The outperformance of U.S. Treasury securities benefited greatly from the projected U.S. budget surplus ($237 billion surplus in 2000) for the first time in thirty years, and the resulting Treasury buy back program ($30 billion) which caused yields to plunge lower on long dated Treasury securities. This fall in longer dated maturities played a major role in the inversion of the yield curve. As we entered 2000, the 30-year U.S. Treasury bond was yielding 6.48% and the 3-month Treasury bill had a yield of 5.32%. At the end of the year, the 30-year Treasury bond declined by 1.02% to a yield of 5.46% while the 3 month Treasury bill increased by .57% to yield 5.89%, which is .43% higher than the 30-year bond.

     The inversion in the U.S. Treasury Yield Curve combined with a tightening monetary policy created a difficult environment for corporate debt earlier in the year. Later in the year, generally weaker than expected earnings announcements, a volatile and poor equity market and ratings downgrades curbed investors' appetite for risk. As a result, investors favored the relative safety of government bonds. Agency, mortgage backed and asset backed securities filled in the gap with returns of 12.2%, 11.2% and 10.8%, respectively.

     Long duration bond funds were clearly the winners for the year. The Lehman Brothers Intermediate Government/Corporate Index (3.5 years in duration) returned 10.2% falling short of the Lehman Bros. Aggregate Index (5.5 years in duration) by 1.4%. The Lehman Bros. Long Government/Corporate Bond Index (10.4 years in duration) produced a return of 16.2%.

     The worst performing sector of the bond market were high yield bonds, as the CSFB Global High Yield Index declined 5.2%. In addition to investors favoring high quality investment grade bonds, a lack of liquidity and numerous credit downgrades were the primary catalysts. In 2000, high yield bond sales rose a meager $44 billion, marking the lowest annual supply since 1995. In addition, Moody's downgraded 324 U.S. high yield corporations versus only 100 that were upgraded.

     After five consecutive years of the S&P 500 Index generating returns greater than 20% and the NASDAQ returning a stellar 86% for 1999, the year 2000 in general was not very kind to stock investors, as the S&P 500 Index slid 9.1%. Although there is little doubt that the year will be remembered for the dramatic turnaround in the technology sector, as the technology heavy NASDAQ index fell 39.3% in value.

     Since the peak of the technology bubble in February, the investment trends have been dominated by the prospects of a global economic deceleration and heightened risk aversion among investors. Again, these trends were set in motion by a tightening Fed posture, rising energy prices and the unwinding of excesses brought on by catastrophic valuation levels. Also, these factors played havoc on corporate earnings, which have fallen considerably from approximately 20% on the S&P 500 in 1999 to an estimated 8% in 2000, both on a year-over-year basis.

     The result, has been a strong outperformance of defensive assets such as the utility, healthcare, finance, transportation and energy sectors with returns of 60%, 37%, 26%, 18% and 14%, respectively. Therefore, it is not surprising that value investing, as measured by the Russell 1000 Value Index outperformed its growth counterpart, the Russell 1000 Growth Index, for the first time since 1997. In fact, the Russell 1000 Value Index posted a return of 7.0% versus a loss of 22.4% for the Russell 1000 Growth Index. The returns attributable to the finance and utility sectors were largely due to a falling interest rate cycle. While rising energy costs sparked higher relative earnings growth from the energy sector and the healthcare sector's ability to provide a more predictable stable earnings pattern in an economic slowdown attracted investors to those securities.

     The sectors falling the most were technology, communication services, consumer cyclical and basic industry all posting losses of -40%, -39%, -20% and -16%, respectively. The technology and communication sectors sell-off was largely due to significant earnings deterioration, largely stemming from reduced revenue growth coupled with excessive valuations. The consumer cyclical and basic industry sectors performance is significantly tied to economic cycle, which does not bode well for their future earnings growth.

     After slightly outperforming large capitalization stocks in 1999 by only .20%, small capitalization stocks outperformed for the second year in a row.
Although the difference was by a wider margin of 6%, as the Russell 2000 Index declined by 3.0%.

     International courses also took their cues from the declining U.S. market and particularly the collapse of the NASDAQ, as the MSCI World Ex-US Index declined 13.2% in US dollars. The weakest performing group was the emerging markets, as the MSCI Emerging Market Index fell 25.3%. The next worst performer was Japan, falling 19.8%. The Nikkei Index closed the year at its lowest level in two years. Although the Japanese government appeared optimistic about the economy, data reflected a weakening picture, which argued against their view thus causing investors to sell shares. Europe held up relatively well by falling 2.2%. While Germany and the UK declined 9.9% and 4.5%, respectively, France managed to post a +2.2% return for the year.

                                    OUTLOOK

     The U.S. economy is slowing, but we believe that the risk of a recession is low. With the labor market maintaining a 4% unemployment rate and still creating jobs, this should provide support for consumer confidence. Also, now that the Fed has begun to lower interest rates, (a .50% interest rate reduction in the Fed Funds Rate in the first week of January), it will most likely provide the economy with much needed liquidity. We believe that the economy will grow approximately 2% in the first half of 2001, then picking up later in the year with GDP growth for 2001 being approximately 3.0%. With that in mind, our expectation for S&P 500 earnings growth is approximately 5%. Inflation measures, which have stayed tame, should also remain low, thus giving the Fed the flexibility to further reduce interest rates.

     Based on the above, this type of environment will be advantageous for bonds as yields should remain low and bond prices continuing their upward trend. We believe that the true relative value in the bond market can be found in the spread sectors with relative spreads to Treasuries at very high levels. Therefore, we are increasing exposure to the Core and High Yield Bond Funds, in lieu of the Intermediate Government Bond Fund. Government bonds appear to be extremely overvalued.

     With corporate profits slowing, the stock market remains vulnerable to further downward pressure, although we also believe that most of the bad news has already been priced into the market. This belief coupled with low interest rates and the expectation of further Fed easing, should limit the market's decline. In fact, according to a study published by Merrill Lynch, Fed-easing cycles almost always lead to strong gains for the equity market. During the past thirty years, the equity market has risen on both a six-month and one-year horizon from the initiation of a Fed easing process, with two key exceptions. Those exceptions were the mid 1970's and early 1980's when the U.S. economy fell into deep recessions that were still underway a year after the Fed began to ease. The average return over the six-month period was 8.2%, and the average return over the twelve-month period was 11.5%. So unless you believe that the economy is going to go into a recession, which we do not, a Fed easing has historically presented investors with a buying opportunity for stocks.

     With this in mind, we do not anticipate overweighting stocks at the current time, and will for the most part keep an overweighted position in the more conservative Value & Income Fund. However, being that the Equity Growth Fund is down significantly from its high, we have gone to a more neutral position based on the favorable technical and more reasonable fundamental factors. At the very least, on a short-term basis, the growth sector is in a much-oversold condition, with the potential for a near-term rally. The same argument can be made in the non-U.S. equity segment, although we would wait until the Euro provides a stable pattern and that foreign central banks move toward an easing bias.

                                  MONEY MARKET

     As the fourth quarter played out, it became increasingly clear that the U.S. economy was rapidly losing momentum. The increasingly punk performance of the U.S. economy moved the Fed to remove its tightening bias at the December 18, 2000 FOMC meeting and shift to an easing bias. Some market participants believe the Fed may be behind the curve so far as to be unable to head off a recession in the first half of the year. We do not subscribe to that notion, but we have been surprised by the speed with which cracks in the U.S. economy developed. Nevertheless, we believe enough residual strength in the economy exists to prevent a recession.

     The average maturity of the portfolio fell during the fourth quarter to capture the substantial yield pick-up for investments maturing in January. We will likely maintain a high degree of liquidity in the portfolio by keeping a healthy portion of the portfolio short (to capture high current yields), while patiently waiting for better opportunities to extend into longer maturing/attractive yielding investments. Going forward, the average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Presently, the yield curve in the money market is steeply inverted, so there is a substantial yield sacrifice in extending the average maturity of the portfolio.

     The portfolio continues to be invested in high quality short term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income.

                               HIGH QUALITY BOND

     The domestic economy slowed dramatically during the fourth quarter as the cumulative effects of tight monetary policy continued to percolate through the economy. Treasury prices rallied sharply across the curve while credit quality and liquidity concerns wreaked havoc in the corporate sector during the fourth quarter. We were active during the quarter with purchases in the asset backed, agency, domestic corporate, Yankee, and commercial mortgage sectors. Our allocation to the domestic corporate sector was increased with purchases of finance company, bank, industrial, telecommunications, and captive auto finance company issues. We still favor the REIT sector as a defensive investment that provides substantial relative value and purchased several issues. The portfolio's duration was also lengthened to 1.82 years during the quarter. We believe that the portfolio is well positioned and we will continue to look for relative value opportunities.

                          INTERMEDIATE GOVERNMENT BOND

     Bond markets staged a significant rally in the fourth quarter, reflecting a shift from a market that was expecting more Fed tightening, to one of incipient Fed easing. The driver of this change was a domestic economy that, sometime in late summer, moved abruptly from white-hot growth to early signs of potential recession. As the equity markets slid in the fourth quarter, interest rates followed step by step. Intermediate maturity bonds led the rally, falling as much as a full percentage point in yield. The yield curve ended the year in almost a bowl shape, with three-month and thirty-year Treasuries near 5.50%, and two to ten-year Treasuries around 4.90%. Our view is that the first half of 2001 will show much slower growth, as the economy works off the excesses of the late economic boom. We also believe that the Fed will ease aggressively in order to keep the slowdown contained. We currently hold a neutral posture in Treasuries, with overweighting in longer maturities, and carefully watch the daily economic data as well as the behavior of the equity market.

                                   CORE BOND

     Coming into the fourth quarter, we lengthened duration in the portfolio in anticipation of modest interest rate declines. November and December showed continuing signs of economic weakness, and interest rates ultimately declined. Thus, our duration posture contributed to our overall out-performance versus the index. Our approach to owning corporates was somewhat different than the benchmark. We tended to own corporate names that were the most liquid and "name-brand" issues. In the fourth quarter, the name brand issues outperformed the more "off the run" names. Agencies were added to the portfolio during the fourth quarter after previously being more underweight. This was beneficial since Agency spreads continued to tighten. The portfolio is invested in out-of-index sectors including non-dollar, high yield and emerging markets. Non-dollar was quite strong during the quarter and added to overall portfolio performance. High yield showed a negative return for the quarter. However, our securities held up relatively well compared to the high yield market in general, since we tend to focus on the higher quality issues within this market.

                                HIGH YIELD BOND

     The year 2000 represented a third consecutive year of less than coupon returns for the high yield market. Most of the decline came in the fourth quarter when the CSFB High Yield Index declined 5.06%. For the year, 2000 Treasuries were the best performing asset class with the U.S. Intermediate Treasury Index reporting an increase of 13.53%. High Yield investors' flight was to cash. Thus, the yield on the CSFB Index was at levels slightly below the 1056 basis points reported in December of 1990. Of particular note, is that the current day spreads exist in a non-recessionary period. In light of challenging capital market conditions and our expectations of strong new issuance in January, the cash position in the Diversified portfolio was increased to 19%. Throughout the quarter, we took advantage of price dislocation and purchased telecommunication names with solid business opportunities. Given our expectations of a poor earnings environment through at least the first half of 2001, we increased our positions in industries with low or modest exposure to an economic downturn and lower exposure to cyclicals. We also continued to maintain a higher quality rate portfolio given our concerns about market volatility.

                                    BALANCED

     Coming into the fourth quarter, we lengthened duration in the portfolios in anticipation of modest interest rate declines. Our duration posture contributed to our overall out-performance for the quarter versus the index. Agencies were added to the portfolio during the fourth quarter, which was beneficial, since Agency spreads continued to tighten. The fixed income portfolio is also invested in out-of-index sectors including non-dollar, high yield and emerging markets. Non-dollar was quite strong during the quarter and added to overall portfolio performance. High yield showed a negative return for the quarter while emerging markets where flat.

     In the fourth quarter, investors turned to value stocks, particularly favoring stocks in the Basic Materials and Transportation sectors. Performance was hurt by security selection in Consumer Cyclicals and Technology. This was partially offset by good security selection in the Communication Services sector. Our quantitative research is pointing the portfolio towards greater weightings in value oriented sectors like Capital Goods, Consumer Staples, Health Care and Utilities, and towards a lower weighting in Technology. Currently our largest overweight is in the Health Care sector while our largest underweight is in the Consumer Cyclicals sector.

                                 VALUE & INCOME

     The economic slowdown became more pronounced in the fourth quarter. In response, the Fed changed their focus from inflation to recession, and moved decisively to ease monetary policy. The portfolio outperformed its benchmark this quarter for two reasons: it largely avoided the technology and telecommunication stocks that did so poorly, while it emphasized low-priced stocks that rallied. Many of the portfolio's low-priced stocks have been rallying since technology and telecommunications began to burst in March, particularly those widely perceived to offer defensive benefits in a downturn, such as electric utilities, insurers and food and tobacco companies. The large majority of our holdings are still trading at very low prices relative to their long-term earnings power. Many companies remain dedicated to maximizing shareholder value and are buying back stock aggressively, which should raise earnings per share even further.

                                GROWTH & INCOME

     The U.S. economy suffered a rapid deceleration during the final quarter of the year, causing a chain of events that reverberated throughout the markets. A spate of interest-rate hikes by the Fed slammed on the economic brakes by October. Adding to the disarray of the equity market were rising energy costs, the falling euro, and the prolonged uncertainty of the U.S. presidential election. The portfolio underperformed the S&P

500 Index for the fourth quarter. Overall, the portfolio was hindered by its large-cap, high price-to-earnings bias at a time when the market was unwilling to pay for future earnings growth due to economic uncertainty. Overweighting broadcasting, television programming, and entertainment stocks hindered performance most significantly, followed by overweighting the technology sector and underweighting regional Bell operating companies. The U.S. equity market remains extremely volatile. We anticipate additional earnings disappointments, especially in those stocks that are leveraged to the consumer. It is clear that the Fed will, in the light of the plunging economy, reverse its previous tightening stance.

                                 EQUITY GROWTH

     In December, the Federal Reserve shifted towards an easing bias as the economy was clearly slowing. In the fourth quarter, companies across a broad spectrum of industries continued to pre-announce less-than-expected revenues and earnings growth and lowered fourth-quarter and next-year forecasts. The result has been generally weaker stock prices for the fourth quarter and the year as a whole. Our underweight to semiconductors and internet software and stock selection within communications equipment were positive for our relative performance. Our overweight to pharmaceuticals helped performance but was offset by stock selection within the sector. The combination of our underweight and stock selection in the capital goods sector had a positive contribution to relative performance. We remain cautious about the short-term environment for stocks. However, longer-term, we feel that there are a number of companies who possess outstanding fundamentals with stocks at attractive prices.

                                 SPECIAL EQUITY

     The NASDAQ Composite, dominated by technology stocks, finished 2000 with a staggering -39.29% loss, which represents a 52% decline from its 52-week March 2000 high of 5132. First Call earnings growth estimate downgrades were relentless in the recently ended quarter, and provided further proof of the economic slowdown, as the S&P 500 growth estimate was slashed in half from 16.8% on July 1st to 8.4% by December 8th. Numerous technology securities suffered tremendous declines, contributing to the negative returns generated by the major indices. As a result, many of our technology holdings declined in sympathy. During the quarter, we increased our weighting in financials due to improving fundamentals. This strategic move helped performance. Extending their third quarter gains, the portfolio's waste collection and healthcare positions also benefited fourth quarter performance. With the addition of several new buys in the financial services sector, we believe the portfolio is positioned to take advantage of a declining interest rate environment. In our opinion, the technology sector still presents several opportunities for potential long-term appreciation, given its ability to help corporations achieve productivity gains. We also like select issues among healthcare and media companies.

                               AGGRESSIVE EQUITY

     A dramatic slowing in economic growth across the globe coupled with slowing earnings growth led to a steep correction in the equity markets, especially in growth stocks. Reported earnings were good across all sectors, but not strong enough to overcome concerns over future growth, especially in the technology sector.

     The portfolio's performance this quarter was due to positive appreciation from our holdings in healthcare, including King Pharmaceuticals and Invitrogen, utilities such as Kinder Morgan, and capital goods such as Shaw Group. Technology holdings pulled down the portfolio, leading to the sale of both Oak Technology and Virata. We were unhappy with our holdings of Maxim Pharmaceuticals, which we sold after it failed to obtain FDA approval for its cancer drug. We added to our positions in Powerwave Technologies and Priority Healthcare while initiating a position in Whole Food Market. These companies are all characterized by strong organic revenue growth and reported earnings well above market expectations. We view the market with cautious optimism. Earnings growth opportunities exist in the stocks that we own. The attractive valuations brought on by the recent market correction, coupled with falling interest rates, could provide a positive environment for the coming year.

                              INTERNATIONAL EQUITY

     The fourth quarter saw a continuation of the sector rotation away from technology-related stocks and into more defensive names. Information technology and telecommunications services stocks (both wireline and wireless) endured negative returns while consumer staples, materials, financials, utilities, and pharmaceuticals were favored by international investors. On a regional basis, Europe was mixed while the Pacific markets (particularly Japan) bore the brunt of the downturn. Stock selection in France and Finland was additive over the quarter while overweighting and stock selection in information technology and telecommunications services negatively impacted the portfolio's returns.

     Going forward, we expect continued volatility in the technology-related areas of the international markets. Nevertheless, we plan to take advantage of lower valuations in the companies where we have the most conviction. Additionally, with the stock prices of the incumbent telecommunications companies continuing to be punished, we may consider the opportunities presented by incumbents growing stronger long-term businesses and shedding less attractive ones.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                                          INTERMEDIATE
                                               MONEY           HIGH        GOVERNMENT         CORE
                                               MARKET      QUALITY BOND       BOND            BOND          BALANCED
                                            ------------   ------------   ------------   --------------   ------------
ASSETS:
Securities, at cost.......................  $490,322,322   $214,947,048   $217,809,806   $  983,873,450   $629,664,914
                                            ============   ============   ============   ==============   ============
Securities, at market value...............  $490,322,322   $216,449,700   $220,411,571   $1,000,244,454   $621,792,232
Repurchase agreements, at value...........           449     12,763,409             --       19,405,745      5,895,884
Cash......................................       204,220             --          2,105               --          3,222
Foreign currency holdings, at value (Cost
  $1).....................................            --             --             --               --             --
Receivable for securities sold............            --         24,731             --               --             --
Unrealized appreciation on foreign
  currency forward contracts..............            --             --             --               --             --
Interest receivable.......................     1,778,416      2,857,589      2,786,093        8,848,639      3,019,474
Dividends receivable......................            --             --             --               --        299,073
Receivable from securities lending........            --             --             --           37,200          1,783
                                            ------------   ------------   ------------   --------------   ------------
        Total assets......................   492,305,407    232,095,429    223,199,769    1,028,536,038    631,011,668
                                            ------------   ------------   ------------   --------------   ------------
LIABILITIES:
Deposit for securities loaned.............            --             --     15,020,000      244,724,848     82,033,722
Payable for securities purchased..........            --      3,601,260             --      141,522,058     35,830,725
Unrealized depreciation on foreign
  currency forward contracts..............            --             --             --          130,798         43,511
Investment advisory fees..................       114,449         75,169         57,021          175,097        298,299
Accrued expenses..........................        54,582         27,535         15,846           79,883        129,929
                                            ------------   ------------   ------------   --------------   ------------
        Total liabilities.................       169,031      3,703,964     15,092,867      386,632,684    118,336,186
                                            ------------   ------------   ------------   --------------   ------------
        NET ASSETS........................  $492,136,376   $228,391,465   $208,106,902   $  641,903,354   $512,675,482
                                            ============   ============   ============   ==============   ============
NET ASSETS CONSIST OF:
Paid-in capital...........................  $492,136,376   $226,888,813   $205,505,137   $  625,664,348   $520,592,043
Net unrealized appreciation (depreciation)
  on securities...........................            --      1,502,652      2,601,765       16,371,004     (7,872,682)
Net unrealized appreciation (depreciation)
  on translation of assets and liabilities
  in foreign currencies...................            --             --             --         (131,998)       (43,879)
                                            ------------   ------------   ------------   --------------   ------------
        NET ASSETS........................  $492,136,376   $228,391,465   $208,106,902   $  641,903,354   $512,675,482
                                            ============   ============   ============   ==============   ============

---------------
(1) Formerly Equity Income.

                       See notes to financial statements.

      VALUE AND         GROWTH &          EQUITY          SPECIAL        AGGRESSIVE     HIGH YIELD    INTERNATIONAL
      INCOME(1)          INCOME           GROWTH           EQUITY          EQUITY          BOND          EQUITY
    --------------   --------------   --------------   --------------   ------------   ------------   -------------
    $1,335,148,831   $1,122,219,574   $1,266,646,004   $1,169,243,609   $441,077,386   $121,419,869   $636,856,304
    ==============   ==============   ==============   ==============   ============   ============   ============
    $1,563,725,611   $1,229,662,126   $1,285,115,800   $1,376,172,985   $524,137,779   $111,236,916   $677,965,207
        37,329,371       19,362,898       36,426,220       81,761,536      8,981,704     25,928,655     42,246,790
            10,081          132,750           36,083          513,793            420             --             --
                --               --               --               --             --             --            154
                --       22,729,410        5,710,246       41,366,761             --             --      2,936,501
                --               --               --               --             --             --      5,697,868
            11,607           15,119           17,671           30,214         15,530      2,954,470         44,199
         2,848,184          702,676          580,905          854,517         45,500             --        655,821
                --           60,852           16,739           68,767         12,575             --          1,130
    --------------   --------------   --------------   --------------   ------------   ------------   ------------
     1,603,924,854    1,272,665,831    1,327,903,664    1,500,768,573    533,193,508    140,120,041    729,547,670
    --------------   --------------   --------------   --------------   ------------   ------------   ------------
        71,901,707       80,114,305       81,363,433      121,581,488     93,193,258             --     77,707,897
           649,688       19,835,261       19,733,199       66,788,919      3,886,070             --        661,278
                --               --               --               --             --             --        271,865
           516,318          573,396          622,012          810,240        330,929         39,290        372,537
            97,117           48,899           93,026           64,409         22,636         94,158             --
    --------------   --------------   --------------   --------------   ------------   ------------   ------------
        73,164,830      100,571,861      101,811,670      189,245,056     97,432,893        133,448     79,013,577
    --------------   --------------   --------------   --------------   ------------   ------------   ------------
    $1,530,760,024   $1,172,093,970   $1,226,091,994   $1,311,523,517   $435,760,615   $139,986,593   $650,534,093
    ==============   ==============   ==============   ==============   ============   ============   ============
    $1,302,183,244   $1,064,651,418   $1,207,622,198   $1,104,594,141   $352,700,222   $150,169,546   $603,976,112
       228,576,780      107,442,552       18,469,796      206,929,376     83,060,393    (10,182,953)    41,108,903
                --               --               --               --             --             --      5,449,078
    --------------   --------------   --------------   --------------   ------------   ------------   ------------
    $1,530,760,024   $1,172,093,970   $1,226,091,994   $1,311,523,517   $435,760,615   $139,986,593   $650,534,093
    ==============   ==============   ==============   ==============   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                          INTERMEDIATE
                                                MONEY          HIGH        GOVERNMENT       CORE
                                               MARKET      QUALITY BOND       BOND          BOND         BALANCED
                                             -----------   ------------   ------------   -----------   ------------
INVESTMENT INCOME:
  Interest income..........................  $30,631,326   $14,617,927    $11,419,419    $36,496,234   $ 14,497,170
  Securities lending income................           --        11,141         51,607        198,008        111,605
  Dividend income..........................           --            --             --         77,350      3,481,605
  Less: withholding taxes..................           --            --             --             --        (13,377)
                                             -----------   -----------    -----------    -----------   ------------
         Total income......................   30,631,326    14,629,068     11,471,026     36,771,592     18,077,003
                                             -----------   -----------    -----------    -----------   ------------
EXPENSES:
  Investment advisory fees.................    1,184,591       776,460        648,152      1,929,151      2,377,909
  Custody fees.............................      111,971        30,168         30,732         88,696        111,070
  Professional fees........................       16,000         9,906         10,154         49,150         40,656
  Reports to shareholders..................        3,640        19,293          1,469         46,303         65,930
  Miscellaneous fees.......................          967         1,037            966          1,803          1,439
                                             -----------   -----------    -----------    -----------   ------------
         Total expenses....................    1,317,169       836,864        691,473      2,115,103      2,597,004
  Expenses reimbursed by the advisor.......           --            --             --             --             --
                                             -----------   -----------    -----------    -----------   ------------
         Net expenses......................    1,317,169       836,864        691,473      2,115,103      2,597,004
                                             -----------   -----------    -----------    -----------   ------------
Net investment income (loss)...............   29,314,157    13,792,204     10,779,553     34,656,489     15,479,999
                                             -----------   -----------    -----------    -----------   ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON SECURITIES AND FOREIGN CURRENCIES:
  Net realized gains (losses) on
    securities.............................      (67,275)     (928,956)    (1,175,814)    (6,258,597)    21,467,611
  Net realized gains (losses) on foreign
    currency transactions..................           --            --             --      1,742,454        973,263
  Net change in unrealized appreciation
    (depreciation) on securities...........           --     5,362,978      7,545,274     25,482,630    (50,481,663)
  Net change in unrealized appreciation
    (depreciation) on translation of assets
    and liabilities in foreign
    currencies.............................           --            --             --       (131,998)       (54,945)
                                             -----------   -----------    -----------    -----------   ------------
Net realized and unrealized gains (losses)
  on securities and foreign currencies.....      (67,275)    4,434,022      6,369,460     20,834,489    (28,095,734)
                                             -----------   -----------    -----------    -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................  $29,246,882   $18,226,226    $17,149,013    $55,490,978   $(12,615,735)
                                             ===========   ===========    ===========    ===========   ============

---------------
(1) Formerly Equity Income.

                       See notes to financial statements.

      VALUE AND       GROWTH &         EQUITY         SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
      INCOME(1)        INCOME          GROWTH          EQUITY         EQUITY          BOND          EQUITY
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
    $   2,282,127   $   1,956,691   $   1,579,945   $  4,587,552   $    704,056   $ 12,607,365   $   2,373,647
          101,168         258,281         226,870      1,126,856        273,262             --         357,910
       32,622,885       6,610,791       7,234,462      5,945,916        538,438         14,635       8,640,610
          (45,787)        (42,702)        (36,005)            --         (2,068)            --        (722,319)
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
       34,960,393       8,783,061       9,005,272     11,660,324      1,513,688     12,622,000      10,649,848
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
        5,834,782       7,631,222       8,098,642     10,147,286      4,035,156        706,574       4,962,199
           73,433         165,268         234,727        197,466         53,809         55,421         534,871
           43,583          40,376          34,366         48,406         10,274          5,713          24,258
           66,949          12,305           8,781         14,771            404         71,389           4,089
            4,196           3,160           4,167          4,680            974            964           1,972
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
        6,022,943       7,852,331       8,380,683     10,412,609      4,100,617        840,061       5,527,389
               --              --              --             --             --        (69,021)             --
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
        6,022,943       7,852,331       8,380,683     10,412,609      4,100,617        771,040       5,527,389
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
       28,937,450         930,730         624,589      1,247,715     (2,586,929)    11,850,960       5,122,459
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
      227,146,961      20,652,878     160,392,030    (21,112,860)   (76,209,353)   (13,489,024)     61,411,120
               --              --              --             --             --             --      (4,103,680)
     (125,869,818)   (264,216,793)   (390,697,827)   (42,015,957)    (4,157,209)    (3,632,506)   (195,760,810)
               --              --              --             --             --             --       7,281,804
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
      101,277,143    (243,563,915)   (230,305,797)   (63,128,817)   (80,366,562)   (17,121,530)   (131,171,566)
    -------------   -------------   -------------   ------------   ------------   ------------   -------------
    $ 130,214,593   $(242,633,185)  $(229,681,208)  $(61,881,102)  $(82,953,491)  $ (5,270,570)  $(126,049,107)
    =============   =============   =============   ============   ============   ============   =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                         INTERMEDIATE
                                            MONEY            HIGH         GOVERNMENT        CORE
                                           MARKET        QUALITY BOND        BOND           BOND          BALANCED
                                       ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss).......  $    29,314,157   $  13,792,204   $ 10,779,553   $  34,656,489   $  15,479,999
  Net realized gains (losses) on
    securities.......................          (67,275)       (928,956)    (1,175,814)     (6,258,597)     21,467,611
  Net realized gains (losses) on
    foreign currency transactions....               --              --             --       1,742,454         973,263
  Net change in unrealized
    appreciation (depreciation) on
    securities.......................               --       5,362,978      7,545,274      25,482,630     (50,481,663)
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies.......................               --              --             --        (131,998)        (54,945)
                                       ---------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations.......................       29,246,882      18,226,226     17,149,013      55,490,978     (12,615,735)
                                       ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested.....    4,719,786,561     201,746,083    101,446,257     310,389,458     161,503,829
  Value of capital withdrawn.........   (4,673,665,894)   (191,486,941)   (85,292,753)   (239,698,526)   (161,796,515)
                                       ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from capital
  transactions.......................       46,120,667      10,259,142     16,153,504      70,690,932        (292,686)
                                       ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets.............................       75,367,549      28,485,368     33,302,517     126,181,910     (12,908,421)
NET ASSETS:
  Beginning of year..................      416,768,827     199,906,097    174,804,385     515,721,444     525,583,903
                                       ---------------   -------------   ------------   -------------   -------------
  End of year........................  $   492,136,376   $ 228,391,465   $208,106,902   $ 641,903,354   $ 512,675,482
                                       ===============   =============   ============   =============   =============

---------------
(1) Formerly Equity Income.

                       See notes to financial statements.

      VALUE AND         GROWTH &          EQUITY           SPECIAL        AGGRESSIVE      HIGH YIELD      INTERNATIONAL
      INCOME(1)          INCOME           GROWTH           EQUITY           EQUITY           BOND            EQUITY
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
    $   28,937,450   $      930,730   $      624,589   $     1,247,715   $  (2,586,929)  $  11,850,960   $     5,122,459
       227,146,961       20,652,878      160,392,030       (21,112,860)    (76,209,353)    (13,489,024)       61,411,120
                --               --               --                --              --              --        (4,103,680)
      (125,869,818)    (264,216,793)    (390,697,827)      (42,015,957)     (4,157,209)     (3,632,506)     (195,760,810)
                --               --               --                --              --              --         7,281,804
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       130,214,593     (242,633,185)    (229,681,208)      (61,881,102)    (82,953,491)     (5,270,570)     (126,049,107)
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       979,034,715      765,251,073      682,313,817     1,527,325,564     693,788,609     122,748,617     2,013,445,843
      (993,123,514)    (592,760,361)    (493,409,769)   (1,324,955,226)   (435,048,925)   (102,481,862)   (1,829,576,284)
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       (14,088,799)     172,490,712      188,904,048       202,370,338     258,739,684      20,266,755       183,869,559
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       116,125,794      (70,142,473)     (40,777,160)      140,489,236     175,786,193      14,996,185        57,820,452
     1,414,634,230    1,242,236,443    1,266,869,154     1,171,034,281     259,974,422     124,990,408       592,713,641
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
    $1,530,760,024   $1,172,093,970   $1,226,091,994   $ 1,311,523,517   $ 435,760,615   $ 139,986,593   $   650,534,093
    ==============   ==============   ==============   ===============   =============   =============   ===============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                          INTERMEDIATE
                                             MONEY            HIGH         GOVERNMENT        CORE
                                            MARKET        QUALITY BOND        BOND           BOND          BALANCED
                                        ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)........  $    18,759,934   $  13,120,662   $  9,454,641   $  33,418,674   $  12,600,377
  Net realized gains (losses) on
    securities and futures............          (81,098)        (77,003)       271,445     (16,710,925)     38,806,405
  Net realized gains (losses) on
    foreign currency transactions.....               --              --             --              --         534,648
  Net change in unrealized
    appreciation (depreciation) on
    securities and futures............               --      (5,712,669)    (6,973,210)    (22,172,181)      4,464,554
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies........................               --              --             --              --          11,066
                                        ---------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations........................       18,678,836       7,330,990      2,752,876      (5,464,432)     56,417,050
                                        ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested......    2,447,353,613      97,896,479     95,259,001     279,258,506     164,980,620
  Value of capital withdrawn..........   (2,341,701,375)   (132,784,506)   (81,781,959)   (310,008,160)   (201,809,506)
                                        ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from capital
  transactions........................      105,652,238     (34,888,027)    13,477,042     (30,749,654)    (36,828,886)
                                        ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets..............................      124,331,074     (27,557,037)    16,229,918     (36,214,086)     19,588,164
NET ASSETS:
  Beginning of year...................      292,437,753     227,463,134    158,574,467     551,935,530     505,995,739
                                        ---------------   -------------   ------------   -------------   -------------
  End of year.........................  $   416,768,827   $ 199,906,097   $174,804,385   $ 515,721,444   $ 525,583,903
                                        ===============   =============   ============   =============   =============

---------------
(1) Formerly Equity Income

                       See notes to financial statements.

       VALUE &          GROWTH &          EQUITY          SPECIAL        AGGRESSIVE      HIGH YIELD     INTERNATIONAL
      INCOME(1)          INCOME           GROWTH           EQUITY          EQUITY           BOND            EQUITY
    --------------   --------------   --------------   --------------   -------------   -------------   --------------
    $   25,448,578   $      689,241   $    1,116,335   $    1,261,365   $    (666,121)  $   9,510,613   $    3,165,100
       127,039,697      140,686,075      112,928,394      167,967,618      26,650,206      (6,387,877)      26,587,874
                --               --               --               --              --              --       (1,679,242)
       (38,715,500)     152,827,628      214,814,984       70,038,822      65,836,552      (2,312,494)     206,238,143
                --               --               --               --              --              --         (518,396)
    --------------   --------------   --------------   --------------   -------------   -------------   --------------
       113,772,775      294,202,944      328,859,713      239,267,805      91,820,637         810,242      233,793,479
    --------------   --------------   --------------   --------------   -------------   -------------   --------------
       448,574,397      663,367,352      724,768,783      641,434,602     308,383,031     196,525,358    1,014,210,775
      (514,820,438)    (486,602,314)    (475,207,907)    (633,758,010)   (221,556,953)   (167,216,173)    (975,508,786)
    --------------   --------------   --------------   --------------   -------------   -------------   --------------
       (66,246,041)     176,765,038      249,560,876        7,676,592      86,826,078      29,309,185       38,701,989
    --------------   --------------   --------------   --------------   -------------   -------------   --------------
        47,526,734      470,967,982      578,420,589      246,944,397     178,646,715      30,119,427      272,495,468
     1,367,107,496      771,268,461      688,448,565      924,089,884      81,327,707      94,870,981      320,218,173
    --------------   --------------   --------------   --------------   -------------   -------------   --------------
    $1,414,634,230   $1,242,236,443   $1,266,869,154   $1,171,034,281   $ 259,974,422   $ 124,990,408   $  592,713,641
    ==============   ==============   ==============   ==============   =============   =============   ==============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

 PRINCIPAL                                       VALUE
 ---------                                    ------------
              COMMERCIAL PAPER -- 82.62%
$19,496,000   American Express Credit Corp.,
                6.54%, 01/16/01.............  $ 19,435,790
 20,000,000   Associates Corporation of
                North America, 6.55%,
                01/17/01....................    19,934,500
  4,250,000   Avaya, Inc., 7.65%,
                01/12/01....................     4,238,259
 17,171,000   Barclays US Fund Corp., 6.66%,
                01/08/01....................    17,142,410
 19,667,000   Baxter International, Inc.,
                6.93%, 01/03/01.............    19,651,856
  8,000,000   Coca Cola Enterprises, Inc.,
                6.53%, 01/17/01.............     7,973,880
  7,500,000   Colonial Pipeline Company,
                6.55%, 02/20/01.............     7,429,041
  4,006,000   Conagra, Inc., 7.49%,
                01/17/01....................     3,990,998
  1,663,000   Country Wide Home Loans,
                6.60%, 01/02/01.............     1,662,085
 17,000,000   Country Wide Home Loans,
                6.60%, 01/31/01.............    16,900,267
 20,000,000   Daimler Chrysler AG, 6.56%,
                01/22/01....................    19,916,178
 12,366,000   John Deere Bank, 6.60%,
                01/12/01....................    12,336,528
  4,225,000   Delphi Automotive System
                Corp., 7.80%, 01/05/01......     4,219,508
  1,739,000   Dominion Resources, Inc.,
                7.35%, 01/05/01.............     1,736,870
  8,358,000   Edison Asset Securitization,
                6.53%, 01/16/01.............     8,332,227
 20,467,000   Enterprise Funding Corp.,
                6.54%, 02/16/01.............    20,288,527
 17,930,000   Executive Jet, 6.55%,
                01/29/01....................    17,832,132
 12,200,000   Ford Motor Credit Company,
                6.56%, 01/16/01.............    12,162,207
  7,800,000   Ford Motor Credit Company,
                6.55%, 01/18/01.............     7,773,036
 20,000,000   GE Capital International
                Funding, 6.58%, 01/11/01....    19,956,133
 20,000,000   General Motors Acceptance
                Corp., 6.52%, 01/19/01......    19,927,555
  5,758,000   Golden Funding Corp., 6.55%,
                01/30/01....................     5,725,524
 10,000,000   Golden Funding Corp., 6.57%,
                01/31/01....................     9,941,600
  7,000,000   Golden Funding Corp., 6.47%,
                02/27/01....................     6,925,775
 20,000,000   Household International Corp.,
                6.50%, 02/13/01.............    19,837,500
  4,000,000   Houston Industries Finance,
                7.30%, 01/02/01.............     3,997,567
 12,000,000   Montauk Funding Corp., 6.58%,
                01/25/01....................    11,942,973

 PRINCIPAL                                       VALUE
 ---------                                    ------------
              COMMERCIAL PAPER (CONTINUED)
$ 9,456,000   Montauk Funding Corp., 6.54%,
                02/06/01....................  $  9,390,722
  9,700,000   Paccar Financial Group, 6.65%,
                01/18/01....................     9,665,956
  3,331,000   Philip Morris Companies, Inc.,
                6.58%, 02/23/01.............     3,297,514
  4,250,000   Progress Energy, Inc., 7.70%,
                01/12/01....................     4,238,183
 20,000,000   Texaco, Inc., 6.54%,
                01/29/01....................    19,891,000
  8,711,000   Textron Financial Corp.,
                6.54%, 01/19/01.............     8,679,350
  2,828,000   Verizon Network Fundings,
                6.58%, 01/19/01.............     2,817,662
 20,000,000   Wells Fargo & Company, 6.54%,
                01/26/01....................    19,901,900
    226,000   Windmill Funding Corp., 6.65%,
                01/03/01....................       225,833
  7,316,000   Windmill Funding Corp., 6.75%,
                01/03/01....................     7,310,513
                                              ------------
              TOTAL COMMERCIAL PAPER
              (Cost $406,629,559)...........   406,629,559
                                              ------------
              FEDERAL HOME LOAN BANK -- 5.28%
  4,750,000   6.60%, 02/22/01...............     4,749,540
 11,250,000   6.75%, 03/01/01...............    11,250,000
 10,000,000   6.81%, 10/05/01...............    10,000,000
                                              ------------
              TOTAL FEDERAL HOME LOAN BANK
              (Cost $25,999,540)............    25,999,540
                                              ------------
              CERTIFICATE OF DEPOSIT -- 3.66%
 18,000,000   National Westminster Bank,
                6.78%, 09/08/01 (Cost
                $17,998,223)................    17,998,223
                                              ------------
              SHORT-TERM CORPORATE NOTES -- 8.07%
  1,200,000   Banc One, Floating Rate,
                6.80%, 01/04/01(+)..........     1,200,000
  4,495,000   Capital One Funding Corp.,
                Floating Rate, 6.80%,
                01/04/01(+).................     4,495,000
  9,000,000   Goldman Sachs Group, Floating
                Rate, 6.73%, 01/14/02(+)....     9,000,000
  9,000,000   Lehman Syndicated Loan Fund,
                Floating Rate, 6.86%,
                03/15/01(+).................     9,000,000
 16,000,000   Philip Morris Companies, Inc.,
                6.97%, 12/04/01.............    16,000,000
                                              ------------
              TOTAL SHORT-TERM CORPORATE
              NOTES
              (Cost $39,695,000)............    39,695,000
                                              ------------
              TOTAL SECURITIES (Cost
              $490,322,322).................   490,322,322
                                              ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                       VALUE
 ---------                                    ------------
              REPURCHASE AGREEMENT -- 0.00%
$       449   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at
                maturity $449,
                (Collateralized
                by Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                7.375%, due 01/20/24, with a
                value of $594) (Cost
                $449).......................  $        449
                                              ------------
              Total Investments -- 99.63%
              (Cost $490,322,771)...........   490,322,771
              Other assets less
              liabilities -- 0.37%..........     1,813,605
                                              ------------
              NET ASSETS -- 100.00%.........  $492,136,376
                                              ============
The aggregate cost of securities for federal income tax
purposes at December 31, 2000, is $490,322,322.

---------------
(+) This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of December 31, 2000.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 91.27%
              AUTOMOBILES -- 3.30%
$ 2,500,000   DaimlerChrysler N.A. Holdings,
                7.125%, 03/01/02.............  $  2,492,602
  5,000,000   DaimlerChrysler N.A. Holdings,
                6.59%, 06/18/02..............     5,036,560
                                               ------------
                                                  7,529,162
                                               ------------
              BANKS -- 10.63%
  4,500,000   Bank of America Corp., 10.00%,
                02/01/03.....................     4,815,886
  3,000,000   Bank One Corp., 7.625%,
                08/01/05.....................     3,116,346
  4,000,000   LB Baden -- Wuerttemberg,
                7.875%, 04/15/04.............     4,184,000
  3,430,000   Midland Bank PLC, 8.625%,
                12/15/04.....................     3,701,852
  1,500,000   National Bank of Canada,
                8.125%, 08/15/04.............     1,573,003
  4,300,000   RBSG Capital Corp., 10.125%,
                03/01/04.....................     4,720,712
  2,050,000   Svenska Handelsbanken, 8.35%,
                07/15/04.....................     2,158,258
                                               ------------
                                                 24,270,057
                                               ------------
              BROKERAGE -- 8.41%
  6,000,000   Bear Stearns & Company, 6.125%,
                02/01/03.....................     5,941,182
  3,000,000   Merrill Lynch & Company, 5.75%,
                11/04/02.....................     2,969,556
  4,000,000   Morgan Stanley Dean Witter &
                Company, 5.625%, 01/20/04....     3,919,980
  2,000,000   Paine Webber Group, 8.25%,
                05/01/02.....................     2,054,622
  3,000,000   Paine Webber Group, 7.875%,
                02/15/03.....................     3,100,647
  1,140,416   Travelers Mortgage, 12.00%,
                03/01/14.....................     1,230,271
                                               ------------
                                                 19,216,258
                                               ------------
              CONSUMER GOODS & SERVICES -- 0.88%
  2,000,000   Unilever Capital, Floating
                Rate, 6.88125% (+),
                10/24/02.....................     1,999,600
                                               ------------
              FINANCE -- 18.15%
  2,000,000   Associates Corp. N.A., 6.15%,
                01/13/03.....................     2,000,882
  4,000,000   Associates Corp. N.A., 7.80%,
                09/15/04.....................     4,193,088
  2,000,000   Associates Corp. N.A., 7.625%,
                04/27/05.....................     2,096,456
  1,000,000   Beneficial Corp., 6.60%,
                06/21/02.....................     1,003,412
  2,000,000   Beneficial Corp., 6.35%,
                12/05/02.....................     1,996,204
  2,500,000   CIT Group, Inc., 7.375%,
                03/15/03.....................     2,528,332
  2,500,000   CIT Group, Inc., 5.50%,
                02/15/04.....................     2,390,688

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 2,000,000   Copelco Capital Funding Corp.,
                Series 1998-4, Class A4,
                5.92%, 07/15/03..............  $  1,997,840
    264,423   Copelco Capital Funding Corp.
                II, 6.34%, 07/20/04..........       264,439
  3,500,000   First Union Corp., 9.375%,
                04/15/03.....................     3,694,551
  5,000,000   Florida Windstorm Underwriting,
                6.50%, 08/25/02..............     5,000,325
     26,440   Freddie Mac, 10.15%,
                04/15/06.....................        26,483
  3,000,000   General Electric Capital Corp.,
                5.16%, 02/03/03..............     2,953,410
  1,000,000   General Motors Acceptance
                Corp., 7.40%, 06/07/02.......     1,015,447
  2,000,000   Household Finance Corp., 7.00%,
                08/01/03.....................     2,024,426
  5,000,000   International Lease Finance,
                6.75%, 10/01/02..............     5,059,910
  1,390,867   Morgan Stanley Capital, 6.37%,
                12/15/31.....................     1,398,378
  1,500,000   Norwest Financial, Inc.,
                6.375%, 07/16/02.............     1,504,317
    295,461   Textron Financial Corp., 6.05%,
                03/16/09.....................       295,384
                                               ------------
                                                 41,443,972
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.98%
    509,643   Banc One Auto Grantor Trust,
                6.27%, 11/20/03..............       509,888
  1,733,334   Banc One Auto Grantor Trust,
                6.29%, 07/20/04..............     1,730,747
                                               ------------
                                                  2,240,635
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.07%
    900,000   Dayton Hudson Credit Card
                Master Trust, Series 97-1A,
                6.25%, 08/25/05..............       905,877
  1,500,000   Sears Credit Account Master
                Trust, 7.00%, 07/16/08.......     1,540,590
                                               ------------
                                                  2,446,467
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 11.98%
  5,500,000   BMW Vehicle Lease Trust, 6.67%,
                10/25/03.....................     5,605,703
    186,835   Chase Manhattan Grantor Trust,
                6.61%, 09/15/02..............       186,869
  4,000,000   John Deere Capital Corp.,
                6.90%, 10/18/02..............     4,038,920
  2,559,992   Nations Credit Grantor Trust,
                Series 1997-A, 6.75%,
                08/15/13.....................     2,583,954
  5,000,000   Navistar Financial Corp. Owner
                Trust, 7.20%, 05/17/04.......     5,079,450

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 1,427,153   Navistar Financial Corp. Owner
                Trust, Series 98-A, Class A,
                5.94%, 11/15/04..............  $  1,426,382
    170,661   Pemex Exp Grantor Trust, 7.66%,
                08/15/01.....................       171,847
  5,000,000   Providian Master Trust, Series
                2000-A, 7.49%, 08/17/09......     5,264,150
    469,872   USAA Auto Loan Grantor Trust,
                6.00%, 05/15/04..............       468,584
  2,541,142   USAA Auto Loan Grantor Trust,
                6.10%, 02/15/06..............     2,545,894
                                               ------------
                                                 27,371,753
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 9.43%
  2,000,000   Asset Securitization Corp.,
                7.42%, 04/14/29..............     2,084,834
  5,000,000   California Infrastructure,
                6.38%, 09/25/08..............     5,038,640
  2,000,000   Countrywide Asset Backed
                Certificates, Series 2-AF2,
                8.21%, 08/25/25..............     2,070,878
  2,975,280   IMC Home Equity Loan Trust,
                7.08%, 08/20/28..............     3,022,706
  2,500,000   Midstate Trust, Series 2-A4,
                9.625%, 04/01/03.............     2,533,525
    613,751   New York City Tax Lien Trust,
                Series 98-1C, 6.12%,
                07/25/06.....................       612,892
  6,000,000   Residential Funding Mortgage
                Securities, 7.90%,
                02/25/15.....................     6,173,400
                                               ------------
                                                 21,536,875
                                               ------------
              PRIVATE ASSET BACKED: PHARMACEUTICALS --1.14%
  2,483,346   Upjohn Company, 9.79%,
                02/01/04.....................     2,604,210
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 15.46%
  3,500,000   ANRC Auto Owner Trust, 7.15%,
                02/15/07.....................     3,580,395
  4,000,000   Associates Automobile
                Receivables Trust, 7.30%,
                01/15/04.....................     4,078,408
  2,866,087   Compass Auto Receivables Trust,
                Series 1998-A, Class A3,
                5.90%, 05/15/04..............     2,854,881
  5,000,000   Dealer Auto Receivable Trust,
                Series 2000-1, 7.07%,
                05/17/04.....................     5,026,850
  1,560,638   EAB Lease Receivables Trust,
                5.66%, 09/15/02..............     1,555,956
  2,300,000   First Security Auto Owner
                Trust, 6.83%, 07/15/04.......     2,340,533
  2,706,914   First Sierra Receivables,
                5.54%, 06/15/02..............     2,700,775
  5,000,000   First Sierra Receivables,
                5.73%, 07/15/04..............     4,982,340

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: RECEIVABLES (CONTINUED)
$   434,798   First Sierra Receivables II,
                6.85%, 02/10/03..............  $    434,876
  2,773,501   Newcourt Receivables Asset
                Trust, Series 1997-1, Class
                A4, 6.193%, 05/20/05.........     2,773,473
  4,993,379   Textron Financial Corp.
                Receivables Trust, Series
                1998-A, Class A2, 5.89%,
                01/15/05.....................     4,987,087
                                               ------------
                                                 35,315,574
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 2.64%
  5,883,707   Railcar Trust, 7.75%,
                06/01/04.....................     6,025,092
                                               ------------
              REAL ESTATE -- 1.75%
  4,000,000   EOP Operating LP, 6.375%,
                01/15/02.....................     3,991,276
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 2.79%
  2,000,000   Archstone Communities Trust,
                6.37%, 10/15/01..............     1,997,114
  1,945,000   HRPT Properties Trust, 6.75%,
                12/18/02.....................     1,919,359
    280,218   Merrill Lynch Mortgage
                Investors, Inc., 10.35%,
                05/15/09.....................       279,568
    174,704   Merrill Lynch Mortgage
                Investors, Inc., 9.40%,
                09/15/09.....................       175,499
  2,000,000   Sun Communities, 7.375%,
                05/01/01.....................     2,001,912
                                               ------------
                                                  6,373,452
                                               ------------
              RETAIL: SUPERMARKET -- 1.11%
  2,500,000   Supervalu, Inc., 7.80%,
                11/15/02.....................     2,547,023
                                               ------------
              TELECOMMUNICATIONS -- 1.55%
  3,500,000   Worldcom, Inc., 7.875%,
                05/15/03.....................     3,542,098
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $206,960,235)............   208,453,504
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 3.06%
              FANNIE MAE -- 0.02%
        597   PL# 6346, 6.75%, 02/01/03......           596
     33,773   PL# 137455, 7.00%, 04/01/04....        33,812
                                               ------------
                                                     34,408
                                               ------------
              FREDDIE MAC -- 2.61%
  5,000,000   7.00%, 07/15/05................     5,247,385
    400,855   PL# 850082, 9.00%, 10/01/05....       417,735
    193,784   PL# D06777, 7.50%, 03/01/08....       193,661
    115,172   PL# 306816, 7.00%, 01/01/18....       114,245
                                               ------------
                                                  5,973,026
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              RESOLUTION TRUST CORP. -- 0.43%
$   996,443   Resolution Trust Corp., 7.946%,
                08/25/21.....................  $    991,950
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost $6,990,001)...     6,999,384
                                               ------------
              COMMERCIAL PAPER -- 0.44%
  1,000,000   Banque Et Caisse D'Epangne,
                6.75%, 01/16/01 (Cost
                $996,812)....................       996,812
                                               ------------
              TOTAL SECURITIES (Cost
              $214,947,048)..................   216,449,700
                                               ------------
              REPURCHASE AGREEMENT -- 5.59%
 12,763,409   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase proceeds
                at maturity $12,770,755
                (Collateralized by Fannie
                Mae, 7.50%, 07/01/09, with a
                value of $1,230,925 and
                Freddie Mac Adjustable Rate
                Mortgage, 8.112%, due
                08/01/25, with a value of
                $12,170,838) (Cost
                $12,763,409).................    12,763,409
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              REPURCHASE AGREEMENT (CONTINUED)
              Total Investments -- 100.36%
              (Cost $227,710,457)............  $229,213,109
              Liabilities less other
              assets -- (0.36%)..............      (821,644)
                                               ------------
              NET ASSETS -- 100.00%..........  $228,391,465
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2000 is $214,947,048.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $2,475,163
    Gross unrealized depreciation...........   (972,511)
                                              ----------
    Net unrealized appreciation.............  $1,502,652
                                              ==========

---------------
(+) This interest rate is subject to change quarterly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was the rate in effect at December 31, 2000.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY NOTES -- 16.11%
$15,000,000   6.125%, 12/31/01(a)............  $ 15,090,585
  5,000,000   5.625%, 12/31/02...............     5,043,895
  5,000,000   5.50%, 03/31/03................     5,038,880
  6,000,000   6.50%, 10/15/06(a).............     6,403,596
  2,000,000   4.75%, 11/15/08................     1,945,390
                                               ------------
              TOTAL US TREASURY NOTES (Cost
              $32,696,808)...................    33,522,346
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 69.73%
              FANNIE MAE -- 11.85%
  2,000,000   CMO, Series 94-75, 7.00%,
                01/25/03.....................     2,007,140
 10,000,000   5.75%, 04/15/03................    10,034,530
  3,000,000   5.125%, 02/13/04...............     2,964,633
  2,000,000   5.875%, 04/23/04...............     1,985,684
  1,000,000   5.25%, 01/15/09................       952,754
  2,000,000   7.25%, 01/15/10................     2,170,986
  4,501,124   Series 96-M7, Class B, 6.8306%,
                06/17/11.....................     4,545,640
                                               ------------
                                                 24,661,367
                                               ------------
              FEDERAL HOME LOAN BANK -- 6.72%
  5,000,000   7.39%, 08/22/01................     5,042,290
  4,000,000   4.875%, 01/22/02...............     3,965,252
  3,000,000   5.125%, 02/26/02...............     2,981,055
  2,000,000   5.50%, 01/21/03................     1,996,502
                                               ------------
                                                 13,985,099
                                               ------------
              FREDDIE MAC -- 19.58%
  7,000,000   6.00%, 07/20/01................     6,991,782
  7,000,000   6.30%, 06/01/04................     6,981,800
  6,000,000   5.75%, 04/15/08................     5,942,460
 10,000,000   6.875%, 09/15/10(a)............    10,661,100
  3,000,000   CMO, Series 1574, 6.50%,
                02/15/21.....................     3,025,482
  5,300,000   CMO, Series 1500, 7.00%,
                06/15/22.....................     5,384,344
    341,041   CMO, Series 31, Floating Rate,
                7.0875%(+), 08/25/23.........       341,591
    333,706   CMO, Series 1710, Floating
                Rate, 7.25%(+), 02/15/24.....       333,889
  1,000,000   6.75%, 03/15/31................     1,076,003
                                               ------------
                                                 40,738,451
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 12.26%
      1,568   PL# 209631, 7.50%, 04/15/02....         1,574
     11,851   PL# 328000, 7.50%, 06/15/07....        12,185

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (CONTINUED)
$     3,953   PL# 328084, 7.50%, 07/15/07....  $      4,064
      7,430   PL# 335542, 7.50%, 08/15/07....         7,640
     63,261   PL# 335995, 7.50%, 08/15/07....        65,041
     17,033   PL# 322072, 7.50%, 08/15/07....        17,513
     70,688   PL# 323189, 7.50%, 08/15/07....        72,677
    106,442   PL# 328188, 7.50%, 08/15/07....       109,437
    145,675   PL# 328192, 7.50%, 08/15/07....       149,775
     43,953   PL# 328200, 7.50%, 08/15/07....        45,190
    186,517   PL# 329060, 7.50%, 08/15/07....       191,767
    167,510   PL# 332267, 7.50%, 08/15/07....       172,224
     46,249   PL# 333320, 7.50%, 09/15/07....        47,551
    105,756   PL# 333709, 7.50%, 09/15/07....       108,733
    202,794   PL# 297619, 7.50%, 09/15/07....       208,501
    158,197   PL# 332704, 7.50%, 09/15/07....       162,649
    140,548   PL# 369749, 6.50%, 09/15/08....       141,232
    175,873   PL# 345975, 6.50%, 10/15/08....       176,728
    410,028   PL# 374726, 6.50%, 10/15/08....       412,022
    133,439   PL# 345973, 6.50%, 11/15/08....       134,088
     85,011   PL# 363874, 6.50%, 11/15/08....        85,424
    247,870   PL# 370448, 6.50%, 11/15/08....       249,076
    369,450   PL# 371094, 6.50%, 11/15/08....       371,247
    195,845   PL# 366531, 6.50%, 11/15/08....       196,798
  3,207,144   PL# 2483, 7.00%, 09/20/27......     3,204,706
 11,346,097   PL# 2631, 7.00%, 08/20/28......    11,337,474
  7,831,899   PL# 2645, 7.00%, 09/20/28......     7,825,947
                                               ------------
                                                 25,511,263
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 2.42%
  5,000,000   6.23%, 08/01/02................     5,045,570
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 2.61%
  2,500,000   6.375%, 06/15/05...............     2,558,778
  3,000,000   5.375%, 11/13/08...............     2,877,921
                                               ------------
                                                  5,436,699
                                               ------------
              US GOVERNMENT GUARANTEED BOND -- 6.58%
  3,990,420   6.12%, 04/01/08................     3,995,248
  9,285,714   7.05%, 11/15/13................     9,699,021
                                               ------------
                                                 13,694,269
                                               ------------
              US TREASURY INFLATION INDEX -- 7.71%
 15,000,000   3.625%, 01/15/08...............    16,036,644
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $143,576,256)..................   145,109,362
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 3.17%
              FINANCIAL SERVICES -- 1.96%
$ 2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............  $  2,041,802
  2,000,000   General Electric Capital Corp.
                Series A, 6.75%, 09/11/03....     2,037,808
                                               ------------
                                                  4,079,610
                                               ------------
              SHIPBUILDING -- 1.21%
  2,333,000   Sulphur Carriers, 8.30%,
                10/15/09.....................     2,521,576
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $6,358,065)..............     6,601,186
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 7.91%
              FANNIE MAE -- 1.34%
  1,000,000   6.43%, 01/11/01................       997,678
  1,000,000   6.40%, 01/17/01................       996,622
    800,000   6.20%, 01/23/01................       796,556
                                               ------------
                                                  2,790,856
                                               ------------
              FREDDIE MAC -- 6.57%
 11,081,000   6.44%, 01/02/01................    11,073,071
  2,600,000   6.42%, 01/09/01................     2,594,900
                                               ------------
                                                 13,667,971
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES (Cost
              $16,458,827)...................    16,458,827
                                               ------------
              COMMERCIAL PAPER -- 1.78%
  2,500,000   AT&T Corp., 7.50%, 02/14/01....     2,475,521
    333,000   Baxter International, Inc.,
                6.93%, 01/03/01..............       332,679
    595,000   Montauk Funding Corp., 6.65%,
                01/22/01.....................       592,362
    300,000   Philip Morris Companies, Inc.,
                6.57%, 01/11/01..............       299,288
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
              $3,699,850)....................     3,699,850
                                               ------------
              TIME DEPOSITS -- 4.34%
    855,240   American Express Centurion
                Bank, 6.69%, 01/09/01(b).....       855,240
    598,668   American Express Centurion
                Bank, 6.63%, 01/18/01(b).....       598,668
  1,197,337   Bank of America, 6.64%,
                01/16/01(b)..................     1,197,337
    171,048   Bank of Montreal, 6.56%,
                01/05/01(b)..................       171,048

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$   256,572   Bank of Nova Scotia, 6.67%,
                01/05/01(b)..................  $    256,572
  1,368,385   Bank of Nova Scotia, 6.63%,
                01/19/01(b)..................     1,368,385
    940,764   Bayerische HypoVereinsbank,
                6.63%, 02/01/01(b)...........       940,764
    342,096   BNP Paribas, 6.69%,
                01/11/01(b)..................       342,096
  1,775,691   Fleet National Bank, 6.85%,
                01/02/01(b)..................     1,775,691
    427,620   Royal Bank of Scotland, 6.56%,
                01/02/01(b)..................       427,620
    342,096   Royal Bank of Scotland, 6.65%,
                01/08/01(b)..................       342,096
    342,096   Toronto Dominion Bank, 6.81%,
                01/03/01(b)..................       342,096
    427,620   Toronto Dominion Bank, 6.72%,
                01/04/01(b)..................       427,620
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $9,045,233)....................     9,045,233
                                               ------------
              SHORT TERM CORPORATE NOTES -- 2.22%
    427,620   American Express Centurion
                Bank, Floating Rate,
                6.75%(+), 10/05/01(b)........       427,620
    427,620   Branch Banking & Trust,
                Floating Rate, 6.66%(+),
                11/20/01(b)..................       427,620
    559,835   First Union National Bank,
                Floating Rate, 6.67%(+),
                05/09/01(b)..................       559,835
  2,536,449   JP Morgan Securities, Inc.,
                Floating Rate, 6.86%(+),
                04/03/01(b)..................     2,536,449
    663,411   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.85%(+), 04/04/01(b)........       663,411
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $4,614,935)........     4,614,935
                                               ------------

  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.65%
    504,592   Merrimac Cash Fund -- Premium
                Class(b).....................       504,592
    855,240   Provident Tempcash Fund(b).....       855,240
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $1,359,832)....     1,359,832
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2000

                                                  VALUE
                                               ------------
              Total Investments -- 105.91%
              (Cost $217,809,806)............  $220,411,571
              Liabilities less other
              assets -- (5.91)%..............   (12,304,669)
                                               ------------
              NET ASSETS -- 100.00%..........  $208,106,902
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2000, is $218,126,064.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation             $3,144,399
    Gross unrealized depreciation               (858,892)
                                              ----------
    Net unrealized appreciation               $2,285,507
                                              ==========

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
     ("LIBOR"). The rate shown was the rate in effect at December 31, 2000.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US TREASURY SECURITIES -- 34.76%
              US TREASURY BONDS -- 12.41%
$31,970,000   6.25%, 08/15/23(a)............  $  34,574,404
 41,900,000   6.125%, 11/15/27(a)...........     45,097,892
                                              -------------
                                                 79,672,296
                                              -------------
              US TREASURY NOTES -- 22.35%
 40,000,000   5.50%, 02/28/03(a)............     40,285,600
 13,980,000   7.50%, 02/15/05(a)............     15,204,536
 80,000,000   5.625%, 05/15/08(a)...........     82,173,680
  5,540,000   5.75%, 08/15/10(a)............      5,806,180
                                              -------------
                                                143,469,996
                                              -------------
              TOTAL US TREASURY SECURITIES
              (Cost $214,051,606)...........    223,142,292
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 32.80%
              FANNIE MAE -- 23.44%
  5,900,000   7.00%, 07/15/05...............      6,191,914
 10,900,000   6.625%, 11/15/10..............     11,427,713
 19,879,657   6.00%, 02/01/29...............     19,230,884
  5,450,000   6.625%, 11/15/30..............      5,730,599
 16,000,000   Series 00-40, Floating Rate,
                7.15%(+), 12/25/22..........     16,063,952
  7,150,000   TBA, 6.00%, 01/01/16..........      7,051,687
  7,150,000   TBA, 7.00%, 01/01/16..........      7,221,500
  4,000,000   TBA, 7.00%, 01/01/31..........      4,002,500
  1,700,000   TBA, 6.50%, 01/01/31..........      1,675,562
 24,400,000   TBA, 6.50%, 01/01/31..........     24,049,250
 47,800,000   TBA, 7.00%, 01/01/31..........     47,829,875
                                              -------------
                                                150,475,436
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
              9.36%
  9,603,369   PL# 2781, 6.50%, 07/20/29.....      9,464,024
  1,700,000   TBA, 7.50%, 01/15/31..........      1,727,625
 23,300,000   TBA, 7.50%, 01/15/31..........     23,678,625
  1,700,000   TBA, 8.00%, 01/15/31..........      1,741,437
 22,900,000   TBA, 8.00%, 01/15/31..........     23,458,188
                                              -------------
                                                 60,069,899
                                              -------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $207,042,036).................    210,545,335
                                              -------------
              CORPORATE BONDS AND NOTES -- 44.00%
              ADVERTISING -- 0.11%
    700,000   Lamar Media Corp., 8.625%,
                09/15/07....................        701,750
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOBILES -- 0.88%
$ 6,000,000   Ford Motor Company, 7.45%,
                07/16/31....................  $   5,643,600
                                              -------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 1.11%
    600,000   SanLuis Corp., 8.875%,
                03/18/08....................        583,518
  6,500,000   Visteon Corp., 7.95%,
                08/01/05(a).................      6,516,712
                                              -------------
                                                  7,100,230
                                              -------------
              BANKS -- 0.28%
    400,000   Cho-Hung Bank, 11.50%,
                04/01/10....................        388,000
  1,000,000   Inter-American Development
                Bank, 8.875%, 08/22/01......      1,014,959
    400,000   Korea Hanvit Bank, 11.75%,
                03/01/10....................        390,000
                                              -------------
                                                  1,792,959
                                              -------------
              CHEMICALS -- 0.15%
  1,000,000   Lyondell Chemical Company,
                9.875%, 05/01/07............        970,000
                                              -------------
              COMPUTER AND OFFICE EQUIPMENT -- 0.29%
  2,000,000   International Business
                Machines Corp., 6.50%,
                01/15/28....................      1,845,440
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 2.41%
  9,000,000   Sun Microsystems, Inc., 7.35%,
                08/15/04....................      9,215,874
  6,000,000   Sun Microsystems, Inc., 7.65%,
                08/15/09....................      6,255,372
                                              -------------
                                                 15,471,246
                                              -------------
              CONSTRUCTION -- 0.14%
  1,000,000   D.R. Horton, Inc., 8.00%,
                02/01/09....................        900,000
                                              -------------
              CONSUMER GOODS AND SERVICES -- 0.64%
  1,000,000   Scotts Company, 8.625%,
                01/15/09....................        970,000
  3,000,000   Unilever Capital, 7.125%,
                11/01/10....................      3,142,857
                                              -------------
                                                  4,112,857
                                              -------------
              ELECTRIC -- INTEGRATED -- 1.44%
  5,000,000   Edison Mission Energy, 7.73%,
                06/15/09....................      4,250,000
  5,000,000   Texas Utilities Electric
                Company, 7.17%, 08/01/07....      5,018,505
                                              -------------
                                                  9,268,505
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.38%
$ 2,500,000   Waste Management, Inc.,
                6.375%, 12/01/03............  $   2,418,673
                                              -------------
              FINANCE -- 12.33%
 10,598,704   ABSC Long Beach Home Equity
                Loan Trust, Floating Rate,
                6.93%(+), 08/21/30..........     10,604,936
  3,000,000   Citigroup, Inc., 7.25%,
                10/01/10....................      3,091,113
 10,800,000   Distribution Financial
                Services Floorplan Master
                Trust, Series 00-1A,
                Floating Rate, 6.88%(+),
                04/15/05....................     10,804,244
 10,000,000   Ford Motor Credit Company,
                Floating Rate, 6.7375%(+),
                03/17/03....................      9,965,740
  3,000,000   General Motors Acceptance
                Corp., Floating Rate,
                7.75%(+), 01/19/10..........      3,091,290
  3,000,000   Goldman Sachs Group L.P.,
                6.65%, 05/15/09.............      2,930,235
  6,000,000   Heller Financial, Inc., 7.50%,
                08/23/02....................      6,070,728
  1,800,000   MBNA Corp., Series 00-B,
                Floating Rate, 6.7075%(+),
                07/15/05....................      1,799,622
  8,729,497   Medallion Trust, Series 00-1G,
                Floating Rate, 6.5088%(+),
                07/12/31....................      8,729,497
 13,200,105   Sallie Mae Student Loan Trust,
                Series 00-1, Floating Rate,
                6.85%(+), 10/27/08..........     13,209,741
  8,895,852   Washington Mutual, Inc.,
                Series 00-A1, Floating Rate,
                6.9375%(+), 06/25/24........      8,878,416
                                              -------------
                                                 79,175,562
                                              -------------
              FOOD AND BEVERAGE -- 1.28%
  3,000,000   ConAgra, Inc., 7.50%,
                09/15/05....................      3,135,039
  5,000,000   Diageo Capital PLC, 6.625%,
                06/24/04....................      5,076,255
                                              -------------
                                                  8,211,294
                                              -------------
              LEISURE AND RECREATION -- 0.99%
  1,000,000   Anchor Gaming, Inc., 9.875%,
                10/15/08....................      1,027,500
  1,000,000   Argosy Gaming Company, 10.75%,
                06/01/09....................      1,042,500
  1,000,000   HMH Properties, 7.875%,
                08/01/08....................        960,000
  1,250,000   ITT Corp., 6.75%, 11/15/05....      1,214,586

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,000,000   MGM Grand, Inc., 9.75%,
                06/01/07(a).................  $   1,045,000
  1,000,000   Park Place Entertainment,
                9.375%, 02/15/07............      1,030,000
                                              -------------
                                                  6,319,586
                                              -------------
              MANUFACTURING -- 0.15%
  1,000,000   American Standard Inc.,
                7.375%, 02/01/08............        940,000
                                              -------------
              MEDIA -- 4.43%
  1,000,000   Adelphia Communications,
                10.875%, 10/01/10...........        965,000
    400,000   Cablevision SA, 13.75%,
                04/30/07....................        298,000
  6,000,000   Clear Channel Communications,
                7.25%, 09/15/03.............      6,076,794
  1,000,000   CSC Holdings, Inc., 8.125%,
                07/15/09....................      1,018,798
    350,000   Multicanal SA, 13.125%,
                04/15/09....................        276,500
  3,000,000   TCI Communications, Inc.,
                6.375%, 05/01/03............      2,989,263
 11,000,000   Time Warner, Inc., 7.75%,
                06/15/05....................     11,532,939
  5,000,000   Viacom, Inc., 7.70%,
                07/30/10....................      5,253,170
                                              -------------
                                                 28,410,464
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.37%
  1,000,000   HealthSouth Corp., 10.75%,
                10/01/08....................      1,050,070
  1,250,000   The Healthcare Company, 8.75%,
                09/01/10....................      1,319,953
                                              -------------
                                                  2,370,023
                                              -------------
              METALS AND MINING -- 0.99%
  6,000,000   Alcoa, Inc., 7.375%,
                08/01/10....................      6,340,476
                                              -------------
              OIL AND GAS -- 3.41%
  3,000,000   Alberta Energy Corp., 7.65%,
                09/15/10....................      3,154,335
  1,250,000   Chesapeake Energy Corp.,
                9.625%, 05/01/05(a).........      1,285,938
  4,200,000   Coastal Corp., 7.75%,
                06/15/10....................      4,428,619
  3,000,000   Duke Energy Field Services,
                7.875%, 08/16/10............      3,197,700
  1,250,000   Gulf Canada Resources Ltd.,
                9.25%, 01/15/04.............      1,259,375
    650,000   Pemex Project -- 144A, 9.125%,
                10/13/10....................        646,750

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS (CONTINUED)
$ 6,000,000   Phillips Petroleum Company,
                8.75%, 05/25/10(a)..........  $   6,852,930
  1,000,000   R&B Falcon Corp., 9.50%,
                12/15/08....................      1,090,000
                                              -------------
                                                 21,915,647
                                              -------------
              PAPER AND FOREST PRODUCTS -- 1.91%
 12,000,000   International Paper Company,
                8.00%, 07/08/03.............     12,283,908
                                              -------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 3.74%
 10,000,000   Advanta Credit Card Master
                Trust, Series 96-E, Floating
                Rate, 6.81%(+), 05/15/04....     10,007,300
 14,000,000   BA Credit Master Card Trust,
                Series 96-A, Class B,
                Floating Rate, 5.9825%(+),
                04/15/05....................     14,016,100
                                              -------------
                                                 24,023,400
                                              -------------
              PRIVATE ASSET BACKED: FINANCE -- 1.84%
 11,797,527   Chase Funding Mortgage Loan,
                Floating Rate, 6.8675%(+),
                10/25/30....................     11,790,991
                                              -------------
              RETAIL -- 2.35%
  8,000,000   Target Corp., 7.50%,
                08/15/10(a).................      8,435,616
  6,000,000   Wal-Mart Stores, 7.55%,
                02/15/30....................      6,657,924
                                              -------------
                                                 15,093,540
                                              -------------
              SPECIAL PURPOSE ENTITY -- 0.47%
  3,000,000   Osprey Trust, 7.797%,
                01/15/03....................      3,035,565
                                              -------------
              TELECOMMUNICATIONS -- 1.48%
  6,000,000   AT&T Corp., 6.50%, 03/15/29...      4,799,100
  1,000,000   Global Crossing Holding Ltd.,
                9.50%, 11/15/09.............        945,000
    400,000   Globo Communicacoes, 10.50%,
                12/20/06....................        360,746
    650,000   Innova S. De R.L., 12.875%,
                04/01/07....................        572,000
  1,000,000   Insight Midwest, 10.50%,
                11/01/05(a).................      1,037,500
  1,000,000   McLeodUSA, Inc., 9.25%,
                07/15/07....................        915,000
    350,000   Nuevo Group Iusacell SA,
                14.25%, 12/01/06............        345,625
    200,000   Phillippine Long Distance
                Telephone, 10.50%,
                04/15/09....................        168,750

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   400,000   Slovak Wireless SA, 11.25%,
                03/30/07....................  $     349,511
                                              -------------
                                                  9,493,232
                                              -------------
              UTILITIES -- ELECTRIC: -- 0.43%
    750,000   AES Corp., 9.50%, 06/01/09....        776,250
  1,000,000   Calpine Corp., 8.75%,
                07/15/07....................        962,229
  1,000,000   CMS Energy, 9.875%, 10/15/07..      1,041,733
                                              -------------
                                                  2,780,212
                                              -------------
              TOTAL CORPORATE BONDS AND
              NOTES (Cost $279,144,829).....    282,409,160
                                              -------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.97%
  6,000,000   Austria Government Bond,
                3.40%, 10/20/04.............      5,362,698
  1,100,000   Federative Republic of Brazil,
                Floating Rate, 7.375%(+),
                04/15/06....................      1,027,703
  2,154,967   Federative Republic of Brazil,
                Floating Rate, 8.00%(+),
                04/15/14....................      1,662,019
  1,250,000   Federative Republic of Brazil,
                11.00%, 08/17/40............      1,017,500
    500,000   Kingdom of Morocco Tranche A,
                Floating Rate, 7.563%(+),
                01/01/09....................        432,500
  1,440,000   Republic of Argentina,
                Floating Rate, 7.625%(+),
                03/31/05....................      1,313,198
  1,000,000   Republic of Argentina, 11.75%,
                04/07/09....................        930,000
  1,250,000   Republic of Argentina, 11.75%,
                06/15/15....................      1,131,250
    500,000   Republic of Bulgaria, Series
                A, Floating Rate, 3.00%(+),
                07/28/12....................        369,936
  7,400,000   Republic of France OAT, 5.50%,
                10/25/07....................      7,232,316
    400,000   Republic of Panama, 10.75%,
                05/15/20....................        394,000
    250,000   Republic of Philippines,
                9.875%, 01/15/19............        200,625
  1,000,050   Republic of Venezuela,
                Floating Rate, 7.375%(+),
                12/18/07....................        801,968
    350,000   Russia Federation, 11.75%,
                06/10/03....................        325,544
  1,000,000   Russia Federation, 10.00%,
                06/26/07....................        725,004
  1,000,000   Russia Federation, 12.75%,
                06/24/28....................        832,500

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 1,880,000   Russia Federation, Floating
                Rate, 2.50%(+), 03/31/30....  $     702,650
    500,000   United Mexican States, 9.875%,
                02/01/10....................        536,500
    500,000   United Mexican States, Series
                A, 6.25%, 12/31/19..........        452,500
                                              -------------
              TOTAL FOREIGN GOVERNMENT
              OBLIGATIONS (Cost
              $24,937,723)..................     25,450,411
                                              -------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 2.18%
              FREDDIE MAC
 14,000,000   6.45%, 01/09/01 (Cost
                $13,972,408)................     13,972,408
                                              -------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 3.45%
  8,221,448   Merrimac Cash Fund -- Premium
                Class(b)....................      8,221,448
 13,934,659   Provident Tempcash Fund(b)....     13,934,659
                                              -------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $22,156,107)..................     22,156,107
                                              -------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 20.61%
$15,034,658   American Express Centurion
                Bank, 6.69%, 01/09/01(b)....     15,034,658
 14,414,626   American Express Centurion
                Bank, 6.63%, 01/18/01(b)....     14,414,626
 29,508,523   Bank of America, 6.64%,
                01/16/01(b).................     29,508,523
  2,786,932   Bank of Montreal, 6.56%,
                01/05/01(b).................      2,786,932
  4,180,398   Bank of Nova Scotia, 6.67%,
                01/05/01(b).................      4,180,398
 22,895,455   Bank of Nova Scotia, 6.63%,
                01/19/01(b).................     22,895,455
 15,328,125   Bayerische HypoVereinsbank,
                6.63%, 02/01/01(b)..........     15,328,125
  1,173,864   BNP Paribas, 6.69%,
                01/11/01(b).................      1,173,864
  1,896,703   Fleet National Bank, 6.85%,
                01/02/01(b).................      1,896,703
  6,967,330   Royal Bank of Scotland, 6.56%,
                01/02/01(b).................      6,967,330
  5,573,864   Royal Bank of Scotland, 6.65%,
                01/08/01(b).................      5,573,864
  5,573,864   Toronto Dominion Bank, 6.81%,
                01/03/01(b).................      5,573,864

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              TIME DEPOSITS (CONTINUED)
$ 6,967,330   Toronto Dominion Bank, 6.72%,
                01/04/01(b).................  $   6,967,330
                                              -------------
              TOTAL TIME DEPOSITS (Cost
              $132,301,672).................    132,301,672
                                              -------------
              SHORT TERM CORPORATE NOTES -- 14.06%
  6,967,330   American Express Centurion
                Bank, Floating Rate,
                6.75%(+), 10/05/01(b).......      6,967,330
  5,000,000   Bank of America, Floating
                Rate, 6.67%(+),
                03/22/01(b).................      5,000,000
  3,000,000   Bear Stearns & Company, Inc.,
                Floating Rate, 6.95%(+),
                04/20/01(b).................      3,000,000
  3,562,406   Branch Banking & Trust,
                Floating Rate, 6.66%(+),
                11/20/01(b).................      3,562,406
  4,690,916   First Union National Bank,
                Floating Rate, 6.67%(+),
                05/09/01(b).................      4,690,916
 15,096,509   JP Morgan Securities, Inc.,
                Floating Rate, 6.86%(+),
                04/03/01(b).................     15,096,509
 26,949,908   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.85%(+), 04/04/01(b).......     26,949,908
 25,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.03%(+),
                09/06/01(b).................     25,000,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $90,267,069)......     90,267,069
                                              -------------
              TOTAL SECURITIES (Cost
              $983,873,450).................  1,000,244,454
                                              -------------
              REPURCHASE AGREEMENT -- 3.02%
 19,405,745   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $19,416,914 (Collateralized
                by Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                7.125%, due 10/20/23, with a
                value of $14,129,080 and
                Small Business
                Administration, 7.125%, due
                03/25/24, with a value of
                $6,246,952) (Cost
                $19,405,745)................     19,405,745
                                              -------------
              Total Investments -- 158.85%
              (Cost $1,003,279,195).........  1,019,650,199
              Liabilities less other
              assets -- (58.85)%............   (377,746,845)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 641,903,354
                                              =============

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2000

The aggregate cost of securities for federal income tax
purposes at December 31, 2000, is $984,121,307.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation...........  $18,109,673
    Gross unrealized depreciation...........   (1,986,526)
                                              -----------
    Net unrealized appreciation.............  $16,123,147
                                              ===========

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2000.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK -- 57.03%
              ADVERTISING -- 0.07%
      4,600   Omnicom Group, Inc.(a)........  $     381,225
                                              -------------
              AEROSPACE -- 1.00%
     36,400   Boeing Company................      2,402,400
      8,100   General Dynamics Corp. .......        631,800
      3,400   Goodrich (B.F.) Company.......        123,675
     17,700   Lockheed Martin Corp. ........        600,915
      2,900   Northrop Grumman Corp. .......        240,700
      5,900   Raytheon Company -- Class B...        183,269
     11,800   United Technologies Corp. ....        927,775
                                              -------------
                                                  5,110,534
                                              -------------
              AGRICULTURE EQUIPMENT -- 0.06%
      6,300   Deere & Company...............        288,619
                                              -------------
              AIRLINES -- 0.19%
      5,000   Delta Air Lines, Inc. ........        250,938
     20,800   Southwest Airlines Company,
                Inc.(a).....................        697,424
        800   US Airways Group, Inc.(c).....         32,450
                                              -------------
                                                    980,812
                                              -------------
              APPAREL -- 0.08%
      1,400   Liz Claiborne, Inc. ..........         58,275
      1,200   Reebok International Ltd. ....         32,808
      7,200   TJX Companies, Inc. ..........        199,800
      2,800   V. F. Corp. ..................        101,472
                                              -------------
                                                    392,355
                                              -------------
              AUTOMOTIVE EQUIPMENT -- 0.14%
      4,000   AutoZone, Inc.(c).............        114,000
      1,000   Cummins Engine Company,
                Inc. .......................         37,938
      1,700   Dana Corp. ...................         26,031
      5,300   Genuine Parts Company.........        138,794
      2,500   Johnson Controls, Inc. .......        130,000
      2,600   Teradyne, Inc.(c).............         96,850
      2,800   TRW, Inc. ....................        108,500
      4,146   Visteon Corp. ................         47,679
                                              -------------
                                                    699,792
                                              -------------
              BANKS -- 3.48%
      9,400   Amsouth Bancorp...............        143,350
     42,100   Bank of America Corp. ........      1,931,337
     18,300   Bank of New York Company,
                Inc. .......................      1,009,931

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
     29,600   Bank One Corp. ...............  $   1,084,100
      9,500   BB&T Corp. ...................        354,469
      4,840   Charter One Financial,
                Inc. .......................        139,755
     32,500   Chase Manhattan Corp. ........      1,476,719
      4,000   Comerica, Inc.(a).............        237,500
     10,700   Edison International..........        167,188
     11,850   Fifth Third Bancorp...........        708,038
     14,800   First Union Corp. ............        411,625
     22,000   Firstar Corp.(a)..............        511,500
     23,100   Fleet Boston Financial
                Corp. ......................        867,694
      4,600   Golden West Financial
                Corp. ......................        310,500
      2,900   Huntington Bancshares,
                Inc. .......................         46,944
      4,000   J.P. Morgan & Company.........        662,000
      9,000   KeyCorp. .....................        252,000
     12,500   Mellon Financial Corp. .......        614,844
     14,500   National City Corp. ..........        416,875
      5,600   Northern Trust Corp. .........        456,750
      5,500   Regions Financial Corp. ......        150,219
      4,900   SouthTrust Corp. .............        199,369
      4,900   State Street Corp. ...........        608,629
      5,100   Summit Bancorp................        194,756
      7,300   SunTrust Banks, Inc. .........        459,900
      8,000   Synovus Financial Corp. ......        215,500
      3,100   Union Planters Corp. .........        110,825
     17,600   U.S. Bancorp..................        513,700
      5,200   Wachovia Corp. ...............        302,250
     17,700   Washington Mutual, Inc.(a)....        939,206
     42,200   Wells Fargo & Company.........      2,350,012
                                              -------------
                                                 17,847,485
                                              -------------
              BOTTLING -- 0.04%
      9,700   Coca-Cola Enterprises,
                Inc. .......................        184,300
                                              -------------
              BUILDING MATERIALS -- 0.35%
     35,600   Home Depot, Inc. .............      1,626,475
      7,100   Masco Corp. ..................        182,381
                                              -------------
                                                  1,808,856
                                              -------------
              BUSINESS SERVICES -- 0.07%
      3,300   Convergys Corp.(c)............        149,531
      7,100   Robert Half International,
                Inc.(c).....................        188,150
                                              -------------
                                                    337,681
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CHEMICALS -- 0.51%
      6,400   Air Products and Chemicals,
                Inc. .......................  $     262,400
     27,100   du Pont (E. I.) de Nemours....      1,309,269
      2,300   Eastman Chemical Company......        112,125
      3,100   Engelhard Corp. ..............         63,163
      1,000   FMC Corp.(c)..................         71,688
      1,700   Great Lakes Chemical Corp. ...         63,219
      2,900   International Flavors &
                Fragrances..................         58,906
      4,400   Praxair, Inc. ................        195,250
      5,500   Rohm and Haas Company.........        199,719
      1,200   Sigma-Aldrich Corp. ..........         47,175
      3,900   Union Carbide Corp. ..........        209,869
                                              -------------
                                                  2,592,783
                                              -------------
              COMMUNICATIONS -- 0.18%
     22,400   Comcast Corp. -- Class A......        935,200
                                              -------------
              COMMUNICATIONS EQUIPMENT -- 0.49%
     28,600   ADC Telecommunications,
                Inc.(a)(c)..................        518,375
      4,000   Comverse Technology,
                Inc.(c).....................        434,500
     18,900   QUALCOMM, Inc.(c).............      1,553,344
                                              -------------
                                                  2,506,219
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.28%
      8,100   Apple Computer, Inc. .........        120,487
      2,500   Avery-Dennison Corp. .........        137,187
      6,500   Cabletron Systems(c)..........         97,906
     43,500   Compaq Computer Corp. ........        654,675
     66,900   Dell Computer Corp.(a)(c).....      1,166,569
      7,600   Gateway, Inc.(c)..............        136,724
     29,900   Hewlett-Packard Company.......        943,719
     45,100   International Business
                Machines Corp.(a)...........      3,833,500
      3,200   Lexmark International Group,
                Inc.(c).....................        141,800
     10,400   Network Appliance, Inc.(c)....        667,550
     14,300   Palm, Inc.(c).................        404,869
      6,600   Pitney Bowes, Inc. ...........        218,625
    107,300   Sun Microsystems, Inc.(c).....      2,990,987
      2,200   Symbol Technologies, Inc. ....         79,200
      2,500   Tektronix, Inc. ..............         84,219
                                              -------------
                                                 11,678,017
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 6.16%
      4,200   Adaptec, Inc.(c)..............         43,050
      9,900   Adobe Systems, Inc. ..........        576,056

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     35,200   America Online, Inc.(c).......  $   1,224,960
      1,200   Autodesk, Inc. ...............         32,325
     16,200   Automatic Data Processing,
                Inc. .......................      1,025,662
      5,900   BMC Software, Inc.(c).........         82,600
      6,800   Broadvision, Inc.(a)(c).......         80,325
      3,300   Ceridian Corp.(c).............         65,794
    178,200   Cisco Systems, Inc.(c)........      6,816,150
      2,000   Citrix Systems, Inc.(c).......         45,000
     14,800   Computer Associates
                International, Inc. ........        288,600
      2,500   Computer Sciences Corp.(c)....        150,313
      8,700   Compuware Corp.(c)............         54,375
     11,800   Electronic Data Systems
                Corp. ......................        681,450
     72,700   EMC Corp.(c)..................      4,834,550
     11,700   First Data Corp. .............        616,444
      7,200   IMS Health, Inc. .............        194,400
      5,200   Intuit, Inc.(c)...............        205,075
      2,900   Mercury Interactive
                Corp.(c)....................        261,725
    134,900   Microsoft Corp.(c)............      5,851,288
      2,200   NCR Corp.(c)..................        108,075
      8,300   Novell, Inc.(c)...............         43,316
    186,500   Oracle Corp.(c)...............      5,420,156
      4,100   Parametric Technology
                Corp.(c)....................         55,094
      8,700   PeopleSoft, Inc.(c)...........        323,531
      4,200   Sapient Corp.(c)..............         50,137
     17,900   Siebel Systems, Inc.(c).......      1,210,487
      4,800   Unisys Corp.(c)...............         70,200
     10,500   Veritas Software Corp.(c).....        918,750
      8,300   Yahoo!, Inc.(c)...............        249,519
                                              -------------
                                                 31,579,407
                                              -------------
              CONSTRUCTION -- 0.06%
      2,100   Fluor Corp.(c)................         69,431
      1,200   Kaufman & Broad Home
                Corp.(a)....................         40,425
      1,900   Pulte Corp. ..................         80,156
      2,300   Vulcan Materials Company......        110,112
                                              -------------
                                                    300,124
                                              -------------
              CONSUMER GOODS AND SERVICES -- 4.11%
        800   Alberto-Culver Company --
                Class B.....................         34,250
      1,300   American Greetings Corp. .....         12,269
      5,000   Avon Products, Inc. ..........        239,375
      2,000   Brunswick Corp. ..............         32,875

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
     18,600   Cendant Corp.(c)..............  $     179,025
      3,200   CenturyTel, Inc. .............        114,400
      5,200   Clorox Company................        184,600
     14,600   Colgate-Palmolive Company.....        942,430
      3,800   Ecolab, Inc. .................        164,113
      7,000   FedEx Corp.(c)................        279,720
      3,800   Fortune Brands, Inc. .........        114,000
    257,700   General Electric Company......     12,353,494
     26,600   Gillette Company..............        960,925
     13,400   Kimberly-Clark Corp. .........        947,246
      4,900   Leggett & Platt, Inc. ........         92,794
        900   Maytag Corp. .................         29,081
      7,000   McKesson HBOC, Inc. ..........        251,230
      1,100   National Service Industries,
                Inc. .......................         28,256
      5,900   Newell Rubbermaid, Inc.(a)....        134,225
      4,000   Nike, Inc. -- Class B.........        223,250
      7,800   Office Depot(c)...............         55,575
      4,100   Pactiv Corp.(c)...............         50,737
      2,700   Pall Corp. ...................         57,544
     13,200   Paychex, Inc. ................        641,850
     20,100   Procter & Gamble Company......      1,576,594
      8,900   Ralston Purina Corp. .........        232,512
      2,400   Stanley Works.................         74,850
      1,700   Tupperware Corp. .............         34,744
     14,800   Unilever N.V. (ADR)...........        931,475
      1,700   Whirlpool Corp. ..............         81,069
                                              -------------
                                                 21,054,508
                                              -------------
              ELECTRONICS -- 0.66%
     11,500   Agilent Technologies,
                Inc.(c).....................        629,625
     10,900   Emerson Electric Company......        859,056
     12,900   Linear Technology Corp.(a)....        596,625
     10,200   Maxim Integrated Products,
                Inc.(c).....................        487,688
      2,100   Molex, Inc.(a)................         74,550
      2,400   QLogic Corp.(a)(c)............        184,800
      4,100   Rockwell International
                Corp. ......................        195,262
      4,700   Sanmina Corp.(c)..............        360,137
        700   Thomas & Betts Corp. .........         11,331
                                              -------------
                                                  3,399,074
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.10%
      4,400   Allied Waste Industries,
                Inc.(c).....................         64,075
     15,900   Waste Management, Inc. .......        441,225
                                              -------------
                                                    505,300
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES -- 3.68%
      4,200   Ambac Financial Group,
                Inc. .......................  $     244,912
     34,200   American Express Company......      1,878,862
      6,500   American General Corp. .......        529,750
      4,500   Capital One Financial
                Corp. ......................        296,156
      6,800   C.I.T. Group -- Class A.......        136,850
    113,299   Citigroup, Inc. ..............      5,785,330
      3,800   Countrywide Credit Industries,
                Inc. .......................        190,950
      1,800   Deluxe Corp.(a)...............         45,486
      3,300   Equifax, Inc. ................         94,669
     26,100   Fannie Mae....................      2,264,175
      5,100   Franklin Resources, Inc. .....        194,310
     28,100   Freddie Mac...................      1,935,388
      2,900   H & R Block, Inc. ............        119,987
     14,200   Household International,
                Inc. .......................        781,000
      2,900   MBIA, Inc. ...................        214,963
     22,000   MBNA, Corp. ..................        812,625
      3,700   MGIC Investment Corp. ........        249,519
     12,200   Merrill Lynch & Company,
                Inc. .......................        831,888
      3,800   Moody's Corp. ................         97,613
      7,500   PNC Financial Services
                Group.......................        547,969
      7,200   Providian Financial
                Corp.(a)....................        414,000
     20,900   Schwab (Charles) Corp. .......        593,037
      4,800   Stilwell Financial, Inc. .....        189,300
      3,300   T. Rowe Price Associates,
                Inc.(c).....................        139,476
      4,200   USA Education, Inc. ..........        285,600
                                              -------------
                                                 18,873,815
                                              -------------
              FOOD AND BEVERAGE -- 2.76%
     10,700   Albertson's, Inc. ............        283,550
     23,000   Anheuser-Busch Companies,
                Inc. .......................      1,046,500
     15,790   Archer-Daniels-Midland
                Company.....................        236,850
      1,100   Brown-Forman Corp. -- Class
                B...........................         73,150
     10,400   Campbell Soup Company.........        360,100
     62,500   Coca-Cola Company.............      3,808,594
     13,100   ConAgra, Inc. ................        340,600
      1,400   Coors (Adolph) Company --
                Class B.....................        112,438
      7,000   General Mills, Inc. ..........        311,938
      8,600   Heinz (H.J.) Company..........        407,963
      2,500   Hershey Foods Corp. ..........        160,938
      8,900   Kellogg Company...............        233,625
     37,000   Pepsico, Inc. ................      1,833,812
     72,900   Philip Morris Companies,
                Inc. .......................      3,207,600

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
      2,900   Quaker Oats Company...........  $     282,387
     19,100   Sara Lee Corp. ...............        469,144
     19,800   Sysco Corp. ..................        594,000
      5,300   UST, Inc. ....................        148,731
      2,400   Wrigley (Wm.) Jr. Company.....        229,950
                                              -------------
                                                 14,141,870
                                              -------------
              INSURANCE -- 2.47%
     10,800   AFLAC, Inc. ..................        779,625
     18,400   Allstate Corp. ...............        801,550
     58,400   American International Group,
                Inc. .......................      5,756,050
      5,400   Aon Corp. ....................        184,950
      5,200   Chubb Corp. ..................        449,800
      6,300   CIGNA Corp. ..................        833,490
      4,500   Cincinnati Financial Corp. ...        178,031
      8,200   Conseco, Inc. ................        108,137
      9,000   Hartford Financial Services
                Group, Inc. ................        635,625
      3,100   Jefferson-Pilot Corp. ........        231,725
      3,300   Loews Corp. ..................        341,756
      8,100   Marsh & McLennan Companies,
                Inc. .......................        947,700
     19,700   MetLife, Inc. ................        689,500
      3,700   Niagra Mohawk Holdings,
                Inc. .......................         61,744
      3,200   SAFECO Corp. .................        105,200
      4,900   St. Paul Companies, Inc. .....        266,131
      4,000   Torchmark Corp. ..............        153,750
      5,900   UnumProvident Corp. ..........        158,562
                                              -------------
                                                 12,683,326
                                              -------------
              LEISURE AND RECREATION --0.08%
      3,300   Harrah's Entertainment,
                Inc.(c).....................         87,038
      8,000   Hilton Hotels Corp. ..........         84,000
      6,200   Marriott International,
                Inc. -- Class A(a)..........        261,950
                                              -------------
                                                    432,988
                                              -------------
              MACHINERY AND OTHER PRODUCTS -- 0.17%
      7,900   Caterpillar, Inc. ............        373,769
      5,600   Dover Corp. ..................        227,150
      2,300   Grainger (W.W.), Inc.(a)......         83,950
      4,200   Ingersoll-Rand Company........        175,875
                                              -------------
                                                    860,744
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 1.65%
      1,000   Ball Corp. ...................  $      46,062
      1,400   Bemis Company, Inc. ..........         46,987
        700   Briggs & Stratton Corp. ......         31,062
      2,800   Cooper Industries, Inc. ......        128,625
     22,600   Corning, Inc. ................      1,193,563
      2,000   Crane Company.................         56,875
      3,600   Danaher Corp. ................        246,150
      1,800   Eaton Corp. ..................        135,338
     20,700   Honeywell International,
                Inc. .......................        979,369
      4,700   Illinois Tool Works, Inc. ....        279,944
      2,200   ITT Industries, Inc. .........         85,250
     10,000   Minnesota Mining and
                Manufacturing Company.......      1,205,000
      3,000   Parker-Hannifin Corp. ........        132,375
      2,700   Power-One, Inc.(c)............        106,144
      4,400   PPG Industries, Inc. .........        203,775
      2,500   Sealed Air Corp.(a)(c)........         76,250
      3,800   Sherwin-Williams Company......         99,987
      3,800   Textron, Inc. ................        176,700
      1,700   Timken Corp. .................         25,712
     56,995   Tyco International Ltd. ......      3,163,222
      3,300   USX-US Steel Group............         59,400
                                              -------------
                                                  8,477,790
                                              -------------
              MEDIA -- 1.16%
      8,900   Clear Channel Communications,
                Inc.(c).....................        431,094
      2,100   Dow Jones & Company, Inc. ....        118,913
      7,100   Gannett Company, Inc.(a)......        447,744
      2,300   Knight-Ridder, Inc.(a)........        130,813
      1,000   Meredith Corp. ...............         32,188
     31,000   Time Warner, Inc. ............      1,619,440
     34,800   Viacom, Inc. -- Class B(c)....      1,626,900
     53,300   Walt Disney Company...........      1,542,369
                                              -------------
                                                  5,949,461
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.57%
      9,400   ALZA Corp.(c).................        399,500
     15,800   Healthsouth Corp.(c)..........        257,738
      4,300   Humana, Inc. .................         65,575
     11,700   Tenet Healthcare Corp.(c).....        519,919
     12,700   The Healthcare Company........        558,927

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     13,400   UnitedHealth Group, Inc. .....  $     822,425
      2,600   Wellpoint Health Networks,
                Inc.(c).....................        299,650
                                              -------------
                                                  2,923,734
                                              -------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.72%
      4,300   Allergan, Inc. ...............        416,294
      1,400   Bard (C.R.), Inc. ............         65,188
      1,600   Bausch & Lomb, Inc. ..........         64,700
      7,500   Baxter International, Inc. ...        662,344
      5,500   Becton Dickinson & Company....        190,438
      3,200   Biogen, Inc.(c)...............        192,200
      4,950   Biomet, Inc. .................        196,453
      9,600   Boston Scientific Corp.(c)....        131,400
      4,700   Chiron Corp.(c)...............        209,150
      7,100   Guidant Corp.(a)..............        382,956
     35,700   Johnson & Johnson.............      3,750,731
     30,700   Medtronic, Inc. ..............      1,853,513
      2,000   PerkinElmer, Inc. ............        210,000
      2,500   St. Jude Medical, Inc. .......        153,594
      6,400   Stryker Corp.(a)..............        323,776
                                              -------------
                                                  8,802,737
                                              -------------
              METALS AND MINING -- 0.31%
     22,116   Alcoa, Inc. ..................        740,886
      1,800   Allegheny Technologies,
                Inc. .......................         28,575
      9,600   Barrick Gold Corp. ...........        157,248
      2,900   Homestake Mining Company......         12,144
      4,100   INCO Ltd. ....................         68,716
      2,200   Nucor Corp. ..................         87,312
      1,800   Phelps Dodge Corp. ...........        100,462
      8,100   Placer Dome, Inc. ............         77,962
     10,700   USX-Marathon Group............        296,925
      2,400   Worthington Industries,
                Inc. .......................         19,350
                                              -------------
                                                  1,589,580
                                              -------------
              MOTOR VEHICLES -- 0.48%
     46,000   Ford Motor Company............      1,078,125
     14,200   General Motors Corp. .........        723,313
     10,000   Harley-Davidson, Inc. ........        397,500
      3,300   Navistar International
                Corp.(c)....................         86,419
      3,100   PACCAR, Inc. .................        152,675
                                              -------------
                                                  2,438,032
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS -- 5.06%
      3,200   Amerada Hess Corp.(a).........  $     233,800
      8,400   Anadarko Petroleum Corp. .....        597,072
      3,800   Apache Corp. .................        266,237
      1,500   Ashland, Inc. ................         53,835
      9,100   Baker Hughes, Inc. ...........        378,219
      4,600   Burlington Resources, Inc. ...        232,300
     16,500   Chevron Corp. ................      1,393,219
      7,200   Coastal Corp. ................        635,850
     11,000   Conoco, Inc. -- Class B.......        318,313
      2,000   Devon Energy Corp. ...........        121,940
      8,800   Dynegy, Inc. .................        493,350
     24,200   Enron Corp. ..................      2,011,625
      2,900   EOG Resources, Inc. ..........        158,594
    114,600   Exxon-Mobil Corp. ............      9,963,038
     11,200   Halliburton Company...........        406,000
      2,900   Kerr-McGee Corp. .............        194,119
      4,600   Kinder Morgan.................        240,063
      4,500   Nabors Industries, Inc.(c)....        266,175
     10,800   Occidental Petroleum Corp. ...        261,900
     10,500   Phillips Petroleum Company....        597,187
      3,300   Rowan Companies, Inc.(c)......         89,100
     55,000   Royal Dutch Petroleum
                Company.....................      3,330,937
     14,600   Schlumberger Ltd. ............      1,167,087
      3,300   Sunoco, Inc. .................        111,169
     14,100   Texaco, Inc. .................        875,962
      4,000   Thermo Electron Corp.(c)......        119,000
      5,100   Tosco Corp. ..................        173,081
      4,900   Transocean Sedco Forex,
                Inc. .......................        225,400
      6,500   Union Pacific Resources
                Group.......................        329,875
      6,900   Unocal Corp. .................        266,944
     10,900   Williams Companies, Inc. .....        435,319
                                              -------------
                                                 25,946,710
                                              -------------
              PAPER AND FOREST PRODUCTS -- 0.23%
      1,600   Boise Cascade Corp. ..........         53,800
      3,800   Georgia-Pacific Group.........        118,275
      6,309   International Paper Company...        257,486
      3,000   Mead Corp. ...................         94,125
        800   Potlatch Corp. ...............         26,850
      1,600   Temple-Inland, Inc. ..........         85,800
      2,800   Westvaco Corp. ...............         81,725
      6,900   Weyerhaeuser Company..........        350,175
      2,500   Willamette Industries,
                Inc. .......................        117,344
                                              -------------
                                                  1,185,580
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS -- 6.42%
     38,600   Abbott Laboratories...........  $   1,869,687
     33,600   American Home Products
                Corp. ......................      2,135,280
     25,900   Amgen, Inc.(c)................      1,655,981
     50,400   Bristol-Myers Squibb
                Company.....................      3,726,450
      6,700   Cardinal Health, Inc. ........        667,488
      3,600   Forest Laboratories,
                Inc.(c).....................        478,350
      6,900   King Pharmaceuticals,
                Inc.(c).....................        356,644
     28,900   Lilly (Eli) & Company.........      2,689,506
     58,200   Merck & Company, Inc. ........      5,448,975
    208,100   Pfizer, Inc. .................      9,572,600
     33,584   Pharmacia Corp. ..............      2,048,624
     38,100   Schering-Plough Corp. ........      2,162,175
      2,100   Watson Pharmaceuticals,
                Inc.(c).....................        107,494
                                              -------------
                                                 32,919,254
                                              -------------
              PUBLISHING -- 0.15%
      4,500   McGraw-Hill Companies,
                Inc. .......................        263,813
      4,300   New York Times Company --
                Class A.....................        172,269
      1,600   R.R. Donnelley and Sons
                Company.....................         43,200
      7,300   Tribune Company(a)............        308,425
                                              -------------
                                                    787,707
                                              -------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.05%
      7,900   Starwood Hotels & Resorts
                Worldwide...................        278,475
                                              -------------
              RESEARCH AND DEVELOPMENT -- 0.22%
      8,600   Applera Corp. -- Applied
                Biosystems Group............        808,937
      6,900   Medimmune, Inc.(a)(c).........        329,044
                                              -------------
                                                  1,137,981
                                              -------------
              RESTAURANTS -- 0.32%
      3,600   Darden Restaurants, Inc. .....         82,350
     34,100   McDonald's Corp. .............      1,159,400
      4,000   Starbucks Corp.(a)(c).........        177,000
      3,200   Tricon Global Restaurants,
                Inc.(c).....................        105,600
      4,900   Wendy's International,
                Inc. .......................        128,625
                                              -------------
                                                  1,652,975
                                              -------------
              RETAIL -- 1.97%
      8,200   Bed Bath & Beyond, Inc.(c)....        183,475
      7,300   Best Buy Company, Inc.(c).....        215,806
      7,300   Circuit City Stores-Circuit
                City Group..................         83,950

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
      2,400   Consolidated Stores
                Corp.(c)....................  $      25,500
      9,300   CVS Corp. ....................        557,419
      4,600   Federated Department Stores,
                Inc.(c).....................        161,000
      1,500   Harcourt General, Inc. .......         85,800
     12,300   K-Mart Corp. .................         65,344
      9,600   Kohl's Corp.(c)...............        585,600
     21,000   Kroger Company(c).............        568,313
      9,100   Limited (The), Inc. ..........        155,269
      1,000   Longs Drug Stores Corp. ......         24,125
      7,600   May Department Stores
                Company.....................        248,900
      3,300   Nordstrom, Inc. ..............         60,019
      5,600   RadioShack Corp. .............        239,750
     12,700   Safeway, Inc.(c)..............        793,750
      8,400   Sears, Roebuck & Company......        291,900
      3,500   SUPERVALU, Inc. ..............         48,562
     23,100   Target Corp. .................        744,975
      5,100   Tiffany & Company.............        161,287
      5,000   Toys "R" Us, Inc.(a)(c).......         83,437
     68,700   Wal-Mart Stores, Inc. ........      3,649,687
     25,900   Walgreen Company..............      1,082,944
                                              -------------
                                                 10,116,812
                                              -------------
              RUBBER PRODUCTS -- 0.01%
      2,300   Cooper Tire & Rubber Company..         24,438
                                              -------------
              SCIENTIFIC & TECHNICAL INSTRUMENTS -- 0.01%
      1,200   Millipore Corp. ..............         75,600
                                              -------------
              SEMICONDUCTORS -- 2.29%
     11,000   Advanced Micro Devices,
                Inc.(c).....................        151,937
     14,800   Altera Corp.(c)...............        389,425
     14,700   Analog Devices, Inc.(c).......        752,456
     12,300   Applied Materials, Inc.(c)....        469,706
      3,900   Broadcom Corp. -- Class
                A(a)(c).....................        327,600
    171,700   Intel Corp. ..................      5,161,731
     24,000   JDS Uniphase Corp.(a)(c)......      1,000,500
      6,800   KLA-Tencor Corp.(a)(c)........        229,075
      7,200   LSI Logic Corp.(a)(c).........        123,048
     14,600   Micron Technology, Inc. ......        518,300
      6,300   National Semiconductor
                Corp.(c)....................        126,787
      4,700   Novellus System, Inc.(a)(c)...        168,906
     43,500   Texas Instruments, Inc. ......      2,060,812
      5,100   Xilinx, Inc.(c)...............        235,237
                                              -------------
                                                 11,715,520
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS -- 3.11%
      1,700   Andrew Corp.(c)...............  $      36,975
     57,100   AT&T Corp. ...................        988,544
      6,700   Avaya, Inc.(c)................         69,094
     47,800   BellSouth Corp. ..............      1,956,812
     13,700   Global Crossing Ltd.(a)(c)....        196,081
     78,600   Nortel Networks Corp.(a)......      2,520,112
     42,400   Qwest Communications
                International(a)(c).........      1,738,400
     87,200   SBC Communications, Inc. .....      4,163,800
      6,100   Scientific-Atlanta, Inc. .....        198,631
      6,200   Tellabs, Inc.(c)..............        350,300
     69,700   Verizon Communications,
                Inc.........................      3,493,712
      4,600   Vitesse Semiconductor
                Corp.(c)....................        254,437
                                              -------------
                                                 15,966,898
                                              -------------
              TOOLS -- 0.02%
      1,900   Black & Decker Corp. .........         74,575
      1,300   Snap-on, Inc. ................         36,237
                                              -------------
                                                    110,812
                                              -------------
              TOYS -- 0.04%
      4,400   Hasbro, Inc. .................         46,750
     11,100   Mattel, Inc. .................        160,284
                                              -------------
                                                    207,034
                                              -------------
              TRANSPORTATION -- 0.10%
     10,700   Burlington Northern Santa Fe
                Corp. ......................        302,944
      2,600   CSX Corp. ....................         67,438
      8,300   Norfolk Southern Corp. .......        110,494
      2,100   Ryder System, Inc. ...........         34,912
                                              -------------
                                                    515,788
                                              -------------
              UTILITIES -- 1.95%
     11,700   AES Corp.(a)..................        647,887
      4,100   Ameren Corp. .................        189,881
      6,940   American Electric Power
                Company, Inc. ..............        322,710
      4,200   American Power Conversion
                Corp.(c)....................         51,975
      7,000   Calpine Corp.(c)..............        315,438
      4,000   CiNergy Corp. ................        140,500
      2,400   CMS Energy Corp. .............         76,050
      5,400   Consolidated Edison, Inc. ....        207,900
      3,600   Constellation Energy Group....        162,225
      3,700   DTE Energy Company............        144,069
      8,031   Dominion Resources, Inc. .....        538,077

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
     15,300   Duke Energy Corp. ............  $   1,304,325
      6,600   El Paso Energy Corp. .........        472,725
      9,000   Entergy Corp. ................        380,813
     13,225   Exelon Corp. .................        928,527
      7,000   FirstEnergy Corp. ............        220,938
      5,900   FPL Group, Inc. ..............        423,325
      3,900   KeySpan Corp. ................        165,263
        500   Nicor, Inc. ..................         21,594
      8,200   Nisource, Inc. ...............        252,150
     15,700   PG & E Corp. .................        314,000
      3,900   PP & L Resources, Inc. .......        176,231
      1,000   Peoples Energy Corp. .........         44,750
      2,300   Pinnacle West Capital
                Corp. ......................        109,537
      4,000   Progress Energy, Inc.(a)
                (c).........................        196,750
      2,300   Progressive Corp. ............        238,337
      4,600   Public Service Enterprise
                Group, Inc. ................        223,675
     10,600   Reliant Energy, Inc. .........        459,112
      6,700   Sempra Energy.................        155,775
     15,400   Southern Company..............        512,050
      6,900   TXU Corp. ....................        305,756
      9,785   Xcel Energy, Inc. ............        284,376
                                              -------------
                                                  9,986,721
                                              -------------
              TOTAL COMMON STOCK (Cost
              $305,400,982).................    292,384,673
                                              -------------
              REGULATED INVESTMENT COMPANIES -- 1.45%
  2,755,895   Merrimac Cash Fund -- Premium
                Class (b)...................      2,755,895
  4,671,009   Provident Tempcash Fund(b)....      4,671,009
                                              -------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $7,426,904)...      7,426,904
                                              -------------
 PRINCIPAL
 ---------
              CORPORATE BONDS AND NOTES -- 19.80%
              ADVERTISING -- 0.06%
$   300,000   Lamar Media Corp., 8.625%,
                09/15/07....................        300,750
                                              -------------
              AEROSPACE -- 0.38%
  2,000,000   Raytheon Company, 5.70%,
                11/01/03....................      1,959,484
                                              -------------
              AUTOMOTIVE -- 0.37%
  2,000,000   Ford Motor Company, 7.45%,
                07/16/31....................      1,881,200
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.47%
$   400,000   Sanluis Corp., 8.875%,
                03/18/08....................  $     389,012
  2,000,000   Visteon Corp., 7.95%,
                08/01/05....................      2,005,142
                                              -------------
                                                  2,394,154
                                              -------------
              BANKS -- 1.19%
  2,000,000   Bank of America, 7.80%,
                02/15/10....................      2,081,574
    250,000   Cho Hung Bank -- 144A, 11.50%,
                04/01/10....................        242,500
    250,000   Hanvit Bank, 11.75%,
                03/01/10....................        243,750
  3,500,000   Wachovia Corp., 6.70%,
                06/21/04....................      3,531,035
                                              -------------
                                                  6,098,859
                                              -------------
              BROKERAGE -- 0.41%
  2,000,000   Goldman Sachs Group, Inc.,
                7.80%, 01/28/10.............      2,103,236
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.91%
  3,500,000   Sun Microsystems, Inc., 7.50%,
                08/15/06....................      3,607,726
  1,000,000   Sun Microsystems, Inc., 7.65%,
                08/15/09....................      1,042,562
                                              -------------
                                                  4,650,288
                                              -------------
              CONSTRUCTION -- 0.11%
    600,000   D.R. Horton, Inc., 8.00%,
                02/01/09....................        540,000
                                              -------------
              CONSUMER GOODS AND SERVICES -- 0.35%
    750,000   Scotts Company, 8.625%,
                01/15/09....................        727,500
  1,000,000   Unilever Capital, 7.125%,
                11/01/10 (ADR)..............      1,047,619
                                              -------------
                                                  1,775,119
                                              -------------
              FINANCE -- 4.24%
  2,000,000   Citigroup, Inc., 7.25%,
                10/01/10....................      2,060,742
  4,000,000   Distribution Financial
                Services Floorplan, Series
                00-1A, Floating Rate,
                6.88%(+), 04/15/05..........      4,001,572
  2,000,000   First Chicago Master Trust,
                Series 96-Q, Floating Rate,
                6.84%(+), 04/15/03..........      2,001,440
  2,000,000   General Motors Acceptance
                Corp., Floating Rate,
                7.75%(+), 01/19/10..........      2,060,860
  2,000,000   MBNA Corp., 6.963%, 09/12/02..      1,996,074
    700,000   MBNA Corp., 6.7075%,
                07/15/05....................        699,853

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 3,491,799   Medallion Trust, Floating
                Rate, 6.5088%(+),
                07/12/31....................  $   3,491,799
  2,000,000   Newcourt Credit Group, 7.125%,
                12/17/03....................      2,006,890
  3,396,598   Washington Mutual, Inc.,
                Series 00-A1, Floating Rate,
                6.94%(+), 06/25/24..........      3,389,941
                                              -------------
                                                 21,709,171
                                              -------------
              FOOD AND BEVERAGE -- 0.20%
  1,000,000   ConAgra, Inc., 7.50%,
                09/15/05....................      1,045,013
                                              -------------
              INDUSTRIAL -- 0.09%
    500,000   HMH Properties, 7.875%,
                08/01/08....................        480,000
                                              -------------
              LEISURE AND RECREATION -- 0.62%
    500,000   Anchor Gaming, 9.875%,
                10/15/08....................        513,750
    350,000   Circus Circus, 9.25%,
                12/01/05(a).................        341,250
    350,000   Harrah's Operating Company,
                Inc., 7.875%, 12/15/05......        348,250
    350,000   Hollywood Park, Inc., 9.25%,
                02/15/07....................        353,500
    500,000   ITT Corp., 6.75%, 11/15/05....        485,834
    625,000   MGM Grand, Inc., 9.75%,
                06/01/07....................        653,125
    500,000   Park Place Entertainment
                Corp., 7.875%, 12/15/05.....        490,000
                                              -------------
                                                  3,185,709
                                              -------------
              MANUFACTURING -- 0.11%
    600,000   American Standard, Inc.,
                7.375%, 02/01/08............        564,000
                                              -------------
              MEDIA -- 1.53%
    500,000   Adelphia Communications Corp.,
                10.875%, 10/01/10...........        482,500
    300,000   Cablevision SA, 13.75%,
                04/30/07....................        223,500
  2,000,000   Clear Channel Communications,
                Inc., 7.25%, 09/15/03.......      2,025,598
    600,000   CSC Holdings, Inc., 8.125%,
                07/15/09....................        611,279
    300,000   Multicanal SA, 13.125%,
                04/15/09....................        237,000
    350,000   Sinclair Broadcast Group,
                9.00%, 07/15/07(a)..........        320,250

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDIA (CONTINUED)
$ 3,500,000   Walt Disney Company, 6.75%,
                03/30/06....................  $   3,605,210
    350,000   Young Broadcasting, Inc.,
                8.75%, 06/15/07.............        317,188
                                              -------------
                                                  7,822,525
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.28%
    500,000   Healthsouth Corp., 10.75%,
                10/01/08....................        525,035
    350,000   Tenet Healthcare Corp., 9.25%,
                09/01/10....................        380,187
    500,000   The Healthcare Company, 8.75%,
                09/01/10(a).................        527,981
                                              -------------
                                                  1,433,203
                                              -------------
              OIL & GAS -- 1.90%
  1,000,000   Alberta Energy Company Ltd.,
                7.65%, 09/15/10.............      1,051,445
    500,000   Chesapeake Energy Corp.,
                9.625%, 05/01/05............        514,375
  1,300,000   Coastal Corp., 7.75%,
                06/15/10....................      1,370,763
  3,000,000   Enron Corp., 6.625%,
                11/15/05....................      3,009,306
    500,000   Gulf Canada Resources Ltd.,
                9.25%, 01/15/04.............        503,750
    350,000   Pemex Project, 9.125%,
                10/13/10....................        348,250
  2,000,000   Phillips Petroleum, 8.75%,
                05/25/10....................      2,284,310
    625,000   R&B Falcon Corp., 9.50%,
                12/15/08....................        681,250
                                              -------------
                                                  9,763,449
                                              -------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.56%
  4,000,000   BA Credit Card Master Trust,
                Series 1998-A, Class A,
                Floating Rate, 6.73%(+),
                04/15/05....................      4,004,600
  4,000,000   Fleet Credit Card Master
                Trust, Series 96-E, Floating
                Rate, 6.81%(+), 05/15/04....      4,002,920
                                              -------------
                                                  8,007,520
                                              -------------
              PRIVATE ASSET BACKED: FINANCE -- 1.25%
  4,424,073   Chase Funding Mortgage Loan,
                6.87%, 10/25/30.............      4,421,622
  2,000,000   L.A. Arena Funding, LLC,
                7.656%, 12/15/21............      2,000,000
                                              -------------
                                                  6,421,622
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE -- 0.75%
$ 3,854,074   ABSC Long Beach Home Equity
                Loan Trust, Series 2000-LB1,
                Class AV, Floating Rate,
                6.93%(+), 08/21/30..........  $   3,856,340
                                              -------------
              RETAIL -- 0.43%
  2,000,000   Wal-Mart Stores, Inc., 7.55%,
                02/15/30....................      2,219,308
                                              -------------
              SPECIAL PURPOSE ENTITY -- 0.91%
  3,500,000   Duke Capital Corp., 7.50%,
                10/01/09(a).................      3,654,689
  1,000,000   Osprey Trust, 7.797%,
                01/15/03....................      1,011,855
                                              -------------
                                                  4,666,544
                                              -------------
              TELECOMMUNICATIONS -- 0.93%
  2,000,000   AT&T Corp., 6.50%, 03/15/29...      1,599,700
    600,000   Global Crossing Holding Ltd.,
                9.50%, 11/15/09.............        567,000
    350,000   Globo Communicacoes, 10.50%,
                12/20/06....................        315,653
    400,000   Innova S De R.L., 12.875%,
                04/01/07....................        352,000
    500,000   Insight Midwest, 10.50%,
                11/01/05....................        518,750
    350,000   KPN/Qwest BV, 8.125%,
                06/01/09....................        308,000
    500,000   McLeodUSA, Inc., 9.25%,
                07/15/07....................        457,500
    200,000   Nuevo Grupo Iusacell SA,
                14.25%, 12/01/06............        197,500
    200,000   Philippine Long Distance
                Telephone, 10.50%,
                04/15/09....................        168,750
    150,000   PTC International Finance,
                11.25%, 12/01/09............        142,500
    170,000   Slovak Wireless SA, 11.25%,
                03/30/07....................        148,542
                                              -------------
                                                  4,775,895
                                              -------------
              UTILITIES -- 0.75%
    625,000   AES Corp., 9.50%, 06/01/09....        646,875
    600,000   Calpine Corp., 8.75%,
                07/15/07....................        577,337
    500,000   CMS Energy Corp., 9.875%,
                10/15/07....................        520,866
  2,000,000   Dominion Resources Inc.,
                7.625%, 07/15/05............      2,086,080
                                              -------------
                                                  3,831,158
                                              -------------
              TOTAL CORPORATES BOND AND
              NOTES (Cost $100,112,442).....    101,484,547
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              FOREIGN GOVERNMENT BONDS AND NOTES -- 2.30%
$   750,000   Federative Republic of Brazil,
                11.00%, 08/17/40............  $     610,500
    660,000   Federative Republic of Brazil,
                7.375%, 04/15/06............        616,622
  1,231,409   Federative Republic of Brazil,
                Floating Rate, 8.00%(+),
                04/15/14....................        949,724
    250,000   Kingdom of Morocco Tranche A,
                Floating Rate, 7.563%(+),
                01/01/09....................        216,250
    900,000   Republic of Argentina,
                Floating Rate, 7.625%(+),
                03/31/05....................        820,749
    500,000   Republic of Argentina, 11.75%,
                04/07/09....................        465,000
    750,000   Republic of Argentina, 11.75%,
                06/15/15....................        678,750
  2,300,000   Republic of Austria, 3.40%,
                10/20/04....................      2,055,701
    250,000   Republic of Bulgaria, Series
                A, 3.00%, 07/28/12..........        184,968
  2,100,000   Republic of France OAT, 5.50%,
                10/25/07....................      2,052,414
    250,000   Republic of Panama, 10.75%,
                05/15/20....................        246,250
    100,000   Republic of Philippines,
                9.875%, 01/15/19............         80,250
    666,700   Republic of Venezuela,
                Floating Rate, 7.375%(+),
                12/18/07....................        534,645
    250,000   Russia Federation, 11.75%,
                06/10/03....................        232,532
    750,000   Russia Federation, 10.00%,
                06/26/07....................        543,753
    500,000   Russia Federation, 12.75%,
                06/24/28....................        416,250
  1,120,000   Russia Federation, 2.50%,
                03/31/30....................        418,600
    400,000   United Mexican States, 9.875%,
                02/01/10....................        429,200
    250,000   United Mexican States, Series
                A, 6.25%, 12/31/19..........        226,250
                                              -------------
              TOTAL FOREIGN GOVERNMENT BONDS
              AND NOTES (Cost $11,617,220)..    11,778,408
                                              -------------
              US GOVERNMENT SECURITIES -- 13.48%
              US TREASURY BONDS -- 4.98%
 10,110,000   6.25%, 08/15/23(a)............     10,933,601
 13,590,000   6.125%, 11/15/27(a)...........     14,627,216
                                              -------------
                                                 25,560,817
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT SECURITIES (CONTINUED)
              US TREASURY NOTES -- 8.50%
$14,200,000   5.50%, 02/28/03(a)............  $  14,301,388
  7,120,000   7.50%, 02/15/05(a)............      7,743,655
 20,100,000   5.625%, 05/15/08(a)...........     20,646,137
    840,000   5.75%, 08/15/10(a)............        880,359
                                              -------------
                                                 43,571,539
                                              -------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $66,598,065)............     69,132,356
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 12.67%
              FANNIE MAE -- 9.16%
  2,200,000   7.00%, 07/15/05...............      2,308,849
  4,460,000   6.625%, 11/15/10..............      4,675,926
  2,230,000   6.625%, 11/15/30..............      2,344,814
  6,564,815   PL#511775, 6.00%, 09/01/29....      6,350,572
  3,000,000   Series 2000-40, Class F,
                Floating Rate, 7.1475%(+),
                12/25/22....................      3,011,991
  8,000,000   TBA, 6.50%, 01/01/31..........      7,885,000
 15,700,000   TBA, 7.00%, 01/01/31..........     15,709,813
  2,350,000   TBA, 6.00%, 01/01/16..........      2,317,688
  2,350,000   TBA, 7.00%, 01/01/16..........      2,373,500
                                              -------------
                                                 46,978,153
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
              3.51%
  6,925,328   PL#780743, 8.00%, 12/15/26....      7,095,359
  3,125,236   PL#2689, 6.50%, 12/20/28......      3,079,889
  7,700,000   TBA, 7.50%, 01/15/31..........      7,825,125
                                              -------------
                                                 18,000,373
                                              -------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost $63,902,483)..    64,978,526
                                              -------------
              TIME DEPOSITS -- 7.78%
  4,671,009   American Express Centurion
                Bank, 6.69%, 01/09/01(b)....      4,671,009
 10,314,406   Bank of America, 6.64%,
                01/16/01(b).................     10,314,406
    934,202   Bank of Montreal, 6.56%,
                01/05/01(b).................        934,202
  1,401,303   Bank of Nova Scotia, 6.67%,
                01/05/01(b).................      1,401,303
  7,473,614   Bank of Nova Scotia, 6.63%,
                01/19/01(b).................      7,473,614
  5,138,110   Bayerische HypoVereinsbank,
                6.63%, 02/01/01(b)..........      5,138,110
  1,418,404   BNP Paribas, 6.69%,
                01/11/01(b).................      1,418,404
    136,829   Fleet National Bank, 6.85%,
                01/02/01(b).................        136,829

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              TIME DEPOSITS (CONTINUED)
$ 2,335,504   Royal Bank of Scotland, 6.56%,
                01/02/01(b).................  $   2,335,504
  1,868,404   Royal Bank of Scotland, 6.65%,
                01/08/01(b).................      1,868,404
  1,868,404   Toronto Dominion Bank, 6.81%,
                01/03/01(b).................      1,868,404
  2,335,504   Toronto Dominion Bank, 6.72%,
                01/04/01(b).................      2,335,504
                                              -------------
              TOTAL TIME DEPOSITS
              (Cost $39,895,693)............     39,895,693
                                              -------------
              SHORT TERM CORPORATE NOTES -- 6.77%
  2,335,504   American Express Centurion
                Bank, Floating Rate,
                6.75%(+), 10/05/01(b).......      2,335,504
  2,000,000   Bank of America, Floating
                Rate, 6.67%(+),
                03/22/01(b).................      2,000,000
  1,335,504   Branch Banking & Trust,
                Floating Rate, 6.66%(+),
                11/20/01(b).................      1,335,504
  1,868,402   First Union National Bank,
                Floating Rate, 6.67%(+),
                05/09/01(b).................      1,868,402
 15,834,186   JP Morgan Securities, Inc.,
                Floating Rate, 6.86%(+),
                04/03/01(b).................     15,834,186
  5,837,529   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.85%(+), 04/04/01(b).......      5,837,529
  5,500,000   Prudential Securities, Inc.,
                Floating Rate, 7.03%(+),
                09/06/01(b).................      5,500,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $34,711,125)......     34,711,125
                                              -------------
              TOTAL SECURITIES
              (Cost $629,664,914)...........    621,792,232
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              REPURCHASE AGREEMENT -- 1.15%
$ 5,895,884   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $5,899,277 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 7.849%, due
                12/01/22, with a value of
                $6,190,740) (Cost
                $5,895,884)                   $   5,895,884
                                              -------------
              Total Investments -- 122.43%
              (Cost $635,560,798)...........    627,688,116
              Liabilities less other
              assets -- (22.43)%............   (115,012,634)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 512,675,482
                                              =============


The aggregate cost of securities for federal income tax
purposes at December 31, 2000 is $637,148,992.
    Gross unrealized appreciation..........  $ 33,749,058
    Gross unrealized depreciation..........   (49,105,818)
                                             ------------
    Net unrealized depreciation............  $(15,356,760)
                                             ============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2000.
(ADR)  American Depository Receipt.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/-1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 93.44%
              AEROSPACE -- 3.51%
    207,000   Boeing Company...............  $   13,662,000
    236,400   Goodrich (B.F.) Company......       8,599,050
    138,500   Northrop Grumman Corp. ......      11,495,500
    100,000   Raytheon Company -- Class
                B(a).......................       3,106,250
    110,000   Textron, Inc. ...............       5,115,000
    150,000   United Technologies Corp. ...      11,793,750
                                             --------------
                                                 53,771,550
                                             --------------
              APPAREL -- 0.76%
     39,100   TJX Companies, Inc. .........       1,085,025
    293,100   V.F. Corp. ..................      10,621,944
                                             --------------
                                                 11,706,969
                                             --------------
              AUTOMOBILES -- 1.31%
    718,404   Ford Motor Company...........      16,837,594
     64,963   General Motors Corp. ........       3,309,053
                                             --------------
                                                 20,146,647
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.96%
    314,400   Dana Corp. ..................       4,814,250
    339,300   Genuine Parts Company........       8,885,419
     82,671   Visteon Corp. ...............         950,716
                                             --------------
                                                 14,650,385
                                             --------------
              BANKS -- 9.11%
    506,100   Bank of America Corp. .......      23,217,338
     90,000   Bank of New York Company,
                Inc. ......................       4,966,875
    441,000   Bank One Corp. ..............      16,151,625
    119,050   Chase Manhattan Corp. .......       5,409,334
     80,000   FleetBoston Financial
                Corp. .....................       3,005,000
    111,700   J.P. Morgan & Company........      18,486,350
    502,100   KeyCorp......................      14,058,800
     80,000   Mellon Financial Corp. ......       3,935,000
    507,800   National City Corp. .........      14,599,250
    386,900   Regions Financial Corp. .....      10,567,206
    314,000   Summit Bancorp...............      11,990,875
    234,200   Wells Fargo & Company........      13,042,013
                                             --------------
                                                139,429,666
                                             --------------
              CHEMICALS -- 3.03%
     13,600   Air Products & Chemicals,
                Inc. ......................         557,600
    140,000   Cabot Corp. .................       3,692,500
          1   Cabot Microelectronics
                Corp.(c)...................              52
    337,200   Dow Chemical Company(a)......      12,349,950
     80,000   du Pont (E.I.) de Nemours....       3,865,000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
    186,600   Eastman Chemical Company.....  $    9,096,750
     79,500   FMC Corp.(c).................       5,699,156
    138,000   Lubrizol Corp. ..............       3,553,500
    141,400   Union Carbide Corp. .........       7,609,087
                                             --------------
                                                 46,423,595
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.59%
     12,000   Compaq Computer Corp. .......         180,600
     68,000   Hewlett-Packard Company......       2,146,250
    100,000   Pitney Bowes, Inc. ..........       3,312,500
    127,800   Tech Data Corp.(c)...........       3,456,594
                                             --------------
                                                  9,095,944
                                             --------------
              CONSTRUCTION -- 0.37%
    151,300   Centex Corp. ................       5,683,206
                                             --------------
              CONSUMER GOODS AND SERVICES -- 4.17%
    220,000   Avon Products, Inc.(a).......      10,532,500
    115,000   Colgate-Palmolive Company....       7,423,250
    370,000   General Electric Company.....      17,736,875
    105,000   Kimberly-Clark Corp. ........       7,422,450
    362,200   Leggett & Platt, Inc. .......       6,859,163
    341,200   Newell Rubbermaid, Inc.(a)...       7,762,300
    128,900   Whirlpool Corp. .............       6,146,919
                                             --------------
                                                 63,883,457
                                             --------------
              ELECTRONICS -- 2.23%
    236,200   Arrow Electronics, Inc.(c)...       6,761,225
    223,600   Avnet, Inc. .................       4,807,400
     70,000   Eaton Corp. .................       5,263,125
    140,000   Emerson Electric Company.....      11,033,750
     80,000   Rockwell International
                Corp. .....................       3,810,000
    147,600   Thomas & Betts Corp. ........       2,389,275
                                             --------------
                                                 34,064,775
                                             --------------
              FINANCIAL SERVICES -- 6.70%
    681,600   Citigroup, Inc. .............      34,804,200
    364,700   Fannie Mae...................      31,637,725
    150,800   MBIA, Inc. ..................      11,178,050
     74,400   Morgan Stanley Dean Witter &
                Company....................       5,896,200
    360,100   Washington Mutual, Inc.(a)...      19,107,806
                                             --------------
                                                102,623,981
                                             --------------
              FOOD & BEVERAGES -- 3.00%
    100,000   Anheuser-Busch Companies,
                Inc. ......................       4,550,000
    105,000   Coca-Cola Company............       6,398,438
    483,100   ConAgra Foods, Inc. .........      12,560,600

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD & BEVERAGES (CONTINUED)
    270,300   IBP, Inc. ...................  $    7,230,525
    165,000   Pepsico, Inc. ...............       8,177,812
    543,200   Tyson Foods, Inc. -- Class A.       6,925,800
                                             --------------
                                                 45,843,175
                                             --------------
              INSURANCE -- 6.60%
     88,800   Aetna, Inc.(c)...............       3,646,350
    130,000   Allstate Corp. ..............       5,663,125
    207,300   American General Corp. ......      16,894,950
    160,750   American International Group,
                Inc. ......................      15,843,922
    230,400   Chubb Corp. .................      19,929,600
     80,000   CIGNA Corp. .................      10,584,000
    130,000   Lincoln National Corp. ......       6,150,625
     55,000   Marsh & McLennan Companies,
                Inc. ......................       6,435,000
    288,800   St. Paul Companies, Inc. ....      15,685,450
      5,000   Torchmark Corp. .............         192,187
                                             --------------
                                                101,025,209
                                             --------------
              LEISURE AND RECREATION -- 0.16%
     82,800   The Walt Disney Company......       2,396,025
                                             --------------
              MACHINERY -- 1.44%
    140,000   Caterpillar, Inc. ...........       6,623,750
    140,000   Deere & Company..............       6,413,750
    215,000   Ingersoll-Rand Company.......       9,003,125
                                             --------------
                                                 22,040,625
                                             --------------
              MANUFACTURING -- 2.28%
    143,300   American Standard Companies,
                Inc.(c)....................       7,066,481
    130,000   Honeywell International,
                Inc. ......................       6,150,625
    123,900   Minnesota Mining &
                Manufacturing Company......      14,929,950
    228,300   Owens-Illinois, Inc.(c)......       1,298,456
    250,950   Sonoco Products Company......       5,426,794
                                             --------------
                                                 34,872,306
                                             --------------
              MEDICAL PRODUCTS -- 1.85%
    100,000   Baxter International,
                Inc. ......................       8,831,250
    185,400   Johnson & Johnson............      19,478,588
                                             --------------
                                                 28,309,838
                                             --------------
              OIL AND GAS -- 13.63%
    138,100   Amerada Hess Corp.(a)........      10,089,931
    100,000   Baker Hughes, Inc. ..........       4,156,250

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
    100,000   BP Amoco PLC (ADR)...........  $    4,787,500
    140,000   Burlington Resources,
                Inc. ......................       7,070,000
    244,900   Chevron Corp. ...............      20,678,744
    437,300   Conoco, Inc. -- Class A......      12,517,713
     90,000   Diamond Offshore Drilling,
                Inc.(a)....................       3,600,000
    767,700   Exxon-Mobil Corp. ...........      66,741,919
     85,000   Halliburton Company..........       3,081,250
     90,000   Kerr-McGee Corp.(a)..........       6,024,375
    416,000   Occidental Petroleum
                Corp. .....................      10,088,000
    285,700   Phillips Petroleum Company...      16,249,187
     85,000   Royal Dutch Petroleum
                Company....................       5,147,812
     40,000   Schlumberger, Ltd............       3,197,500
    320,900   Texaco, Inc. ................      19,935,912
     90,000   Tidewater, Inc. .............       3,993,750
    293,100   Unocal Corp. ................      11,339,306
                                             --------------
                                                208,699,149
                                             --------------
              PAPER AND FOREST PRODUCTS -- 2.89%
     70,000   Bowater, Inc. ...............       3,946,250
    216,484   Georgia-Pacific Group........       6,738,065
    357,900   International Paper
                Company....................      14,606,794
    119,350   Temple-Inland, Inc. .........       6,400,144
    256,200   Westvaco Corp. ..............       7,477,837
    100,000   Weyerhaeuser Company.........       5,075,000
                                             --------------
                                                 44,244,090
                                             --------------
              PHARMACEUTICALS -- 4.47%
    155,000   Abbott Laboratories..........       7,507,813
    120,000   American Home Products
                Corp. .....................       7,626,000
    110,000   Bristol-Myers Squibb
                Company....................       8,133,125
     96,730   GlaxoSmithKline PLC
                (ADR)(a)(c)................       5,416,880
     60,000   Lilly (Eli) & Company........       5,583,750
    136,100   Merck & Company, Inc. .......      12,742,362
    210,000   Pfizer, Inc. ................       9,660,000
    100,000   Pharmacia Corp. .............       6,100,000
    100,000   Schering-Plough Corp. .......       5,675,000
                                             --------------
                                                 68,444,930
                                             --------------
              PUBLISHING -- 0.40%
    105,000   McGraw-Hill Companies........       6,155,625
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 1.19%
    135,000   Boston Properties, Inc. .....  $    5,872,500
    200,000   Equity Office Properties.....       6,525,000
    105,000   Equity Residential
                Properties.................       5,807,812
                                             --------------
                                                 18,205,312
                                             --------------
              RETAIL -- 1.37%
    239,900   Federated Department Stores,
                Inc.(c)....................       8,396,500
    346,500   May Department Stores
                Company....................      11,347,875
     34,900   Sears, Roebuck & Company.....       1,212,775
                                             --------------
                                                 20,957,150
                                             --------------
              RETAIL: SUPERMARKET -- 0.32%
    355,700   SUPERVALU, Inc. .............       4,935,338
                                             --------------
              RUBBER PRODUCTS -- 0.58%
193,100....   Cooper Tire & Rubber
              Company......................       2,051,688
294,400....   Goodyear Tire & Rubber
                Company....................       6,768,256
                                             --------------
                                                  8,819,944
                                             --------------
              TELECOMMUNICATIONS -- 4.43%
    425,500   AT & T Corp. ................       7,366,469
    258,000   BellSouth Corp. .............      10,561,875
    445,500   SBC Communications, Inc. ....      21,272,625
    100,000   Sprint Corp. (FON Group).....       2,031,250
    530,652   Verizon Communications,
                Inc. ......................      26,598,931
                                             --------------
                                                 67,831,150
                                             --------------
              TOBACCO -- 1.56%
    541,000   Philip Morris Companies,
                Inc. ......................      23,804,000
                                             --------------
              TOOLS -- 0.71%
    235,700   Cooper Industries, Inc. .....      10,827,469
                                             --------------
              TRANSPORTATION -- 1.93%
    310,100   Burlington Northern Santa Fe
                Corp. .....................       8,779,706
     77,100   CSX Corp. ...................       1,999,781
    529,900   Norfolk Southern Corp. ......       7,054,294
    229,400   Union Pacific Corp. .........      11,642,050
                                             --------------
                                                 29,475,831
                                             --------------
              UTILITIES: ELECTRIC -- 9.23%
    225,900   Allegheny Energy, Inc. ......      10,885,556
    236,300   Ameren Corp. ................      10,943,644
    280,580   American Electric Power
                Company, Inc. .............      13,046,970

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
    325,700   CiNergy Corp. ...............      11,440,213
    277,600   Consolidated Edison,
                Inc.(a)....................  $   10,687,600
    105,000   Dominion Resources, Inc. ....       7,035,000
    140,000   Duke Energy Corp. ...........      11,935,000
    160,000   Entergy Corp. ...............       6,770,000
    100,000   Exelon Corp. ................       7,021,000
    357,800   FirstEnergy Corp. ...........      11,293,063
    377,500   PG&E Corp. ..................       7,550,000
    217,100   Puget Sound Energy, Inc. ....       6,038,094
    329,400   Southern Company.............      10,952,550
    305,800   Wisconsin Energy Corp. ......       6,899,612
    299,925   Xcel Energy, Inc.(a).........       8,716,570
                                             --------------
                                                141,214,872
                                             --------------
              UTILITIES: NATURAL
                GAS -- 2.66%
    195,000   El Paso Energy Corp.(a)......      13,966,875
    110,000   Enron Corp.(a)...............       9,143,750
    180,000   KeySpan Corp. ...............       7,627,500
    250,000   Williams Companies, Inc. ....       9,984,375
                                             --------------
                                                 40,722,500
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,201,727,933)..............   1,430,304,713
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.42%
  2,415,514   Merrimac Cash Fund -- Premium
                Class(b)...................       2,415,514
  4,094,091   Provident Tempcash Fund(b)...       4,094,091
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $6,509,605)..       6,509,605
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 4.02%
$ 2,300,000   Avaya, Inc., 7.65%,
                01/12/01...................       2,293,646
    900,000   Avaya, Inc., 8.05%,
                01/12/01...................         897,384
  2,829,000   Barclays US Funding Corp.,
                6.56%, 01/08/01............       2,824,360
 12,600,000   Country Wide Home Loans,
                6.60%, 01/02/01............      12,593,070
  5,000,000   Deere & Company, 6.55%,
                01/18/01...................       4,982,715
 18,225,000   Dominion Resources, Inc.,
                7.35%, 01/04/01............      18,206,395
  3,100,000   Phillip Morris Companies,
                Inc., 6.70%, 01/08/01......       3,094,808
  3,575,000   Sears Roebuck Acceptance
                Company, 7.50%, 01/12/01...       3,565,318

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              COMMERCIAL PAPER (CONTINUED)
$ 7,300,000   Trident Capital Finance,
                Inc., 6.74%, 01/05/01......  $    7,291,800
  5,774,000   Windmill Funding Corp.,
                6.71%, 01/03/01............       5,769,695
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
              $61,519,191).................      61,519,191
                                             --------------
              TIME DEPOSITS -- 2.10%
  4,094,091   American Express Centurion
                Bank, 6.69%, 01/09/01(b)...       4,094,091
  2,914,666   American Express Centurion
                Bank, 6.63%, 01/18/01(b)...       2,914,666
  1,888,896   Bank of America, 6.64%,
                01/16/01(b)................       1,888,896
    818,818   Bank of Montreal, 6.56%,
                01/05/01(b)................         818,818
  4,503,500   Bayerische HypoVereinsbank,
                6.63%, 02/01/01(b).........       4,503,500
    137,636   BNP Paribas, 6.69%,
                01/11/01(b)................         137,636
  2,663,936   Fleet National Bank, 6.85%,
                01/02/01(b)................       2,663,936
  2,047,045   Royal Bank of Scotland,
                6.56%, 01/02/01(b).........       2,047,045
  1,637,636   Royal Bank of Scotland,
                6.65%, 01/08/01(b).........       1,637,636
  1,228,227   Royal Bank of Nova Scotia,
                6.67%, 01/05/01(b).........       1,228,227
  6,550,545   Royal Bank of Nova Scotia,
                6.63%, 01/19/01(b).........       6,550,545
  1,637,636   Toronto Dominion Bank, 6.81%,
                01/03/01(b)................       1,637,636
  2,047,045   Toronto Dominion Bank, 6.72%,
                01/04/01(b)................       2,047,045
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $32,169,677)...........      32,169,677
                                             --------------
              SHORT TERM CORPORATE NOTES -- 2.17%
  2,047,047   American Express Centurion
                Bank, Floating Rate,
                6.75%(+), 10/05/01(b)......       2,047,047
  6,150,000   Bear Stearns & Company, Inc.,
                Floating Rate, 6.95%(+),
                04/20/01(b)................       6,150,000
  1,137,048   Branch Banking & Trust,
                Floating Rate, 6.67%(+),
                11/20/01(b)................       1,137,048
  1,926,446   First Union National Bank,
                Floating Rate, 6.67%(+),
                05/09/01(b)................       1,926,446

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 5,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 6.86%(+),
                04/03/01(b)................  $    5,000,000
 10,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.86%(+), 01/02/01(b)......      10,000,000
  1,961,884   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.85%(+), 04/04/01(b)......       1,961,884
  5,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.03%(+),
                09/06/01(b)................       5,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $33,222,425).....      33,222,425
                                             --------------
              TOTAL SECURITIES
              (Cost $1,335,148,831)........   1,563,725,611
                                             --------------
              REPURCHASE AGREEMENTS --2.44%
 12,329,371   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $12,336,468 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 8.60%, due
                08/01/23, with a value of
                $1,175,824 and Fannie Mae
                Adjustable Rate Mortgage,
                7.89%, due 03/01/30, with a
                value of $11,770,030)......      12,329,371
 25,000,000   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $25,014,389 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 8.12%, due
                10/01/26, with a value of
                $7,937,267 and Residential
                Funding Mortgage Security,
                7.40%, due 11/25/29, with a
                value of $18,312,947)......      25,000,000
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $37,329,371)...........      37,329,371
                                             --------------
              Total Investments -- 104.59%
              (Cost $1,372,478,202)........   1,601,054,982
              Liabilities less other
              assets -- (4.59)%............     (70,294,958)
                                             --------------
              NET ASSETS -- 100.00%........  $1,530,760,024
                                             ==============

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2000


The aggregate cost of securities for federal income tax
purposes at December 31, 2000 is $1,339,132,065.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $280,624,659
    Gross unrealized depreciation..........   (56,031,113)
                                             ------------
    Net unrealized appreciation............  $224,593,546
                                             ============

---------------
(a)  All or part of this security is on loan
(b)  Collateral for securities on loan
(c)  Non-income producing security
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2000.
(ADR) American Depository Receipt

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 98.08%
              ADVERTISING -- 0.53%
     74,400   Omnicom Group, Inc. .........  $    6,165,900
                                             --------------
              AIRLINES -- 0.09%
     30,200   Southwest Airlines, Inc. ....       1,012,606
                                             --------------
              AUTOMOBILES -- 0.35%
    177,600   General Motors Corp..........       4,084,800
                                             --------------
              BANKS -- 4.81%
     89,400   Bank of New York Company,
                Inc. ......................       4,933,762
     22,800   Comerica, Inc. ..............       1,353,750
    299,250   Fifth Third Bancorp..........      17,880,188
    318,200   Firstar Corp.(a).............       7,398,150
     58,500   Northern Trust Corp. ........       4,771,406
     37,300   State Street Corp. ..........       4,633,033
    291,200   Washington Mutual, Inc.(a)...      15,451,800
                                             --------------
                                                 56,422,089
                                             --------------
              BROADCAST SERVICES -- 0.64%
    550,600   AT&T Corp. -- Liberty Media
                Group -- Class A(c)........       7,467,512
                                             --------------
              COMMUNICATIONS EQUIPMENT -- 0.98%
    140,100   QUALCOMM, Inc.(c)............      11,514,469
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.93%
     98,100   Comverse Technology,
                Inc.(c)....................      10,656,112
    417,900   EMC Corp.(c).................      27,790,350
    118,100   Network Appliance Corp.(c)...       7,580,544
                                             --------------
                                                 46,027,006
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 14.42%
    119,400   Adobe Systems, Inc. .........       6,947,587
    215,000   America Online, Inc.(c)......       7,482,000
    144,700   BEA Systems, Inc.(a)(c)......       9,740,119
    123,212   Brocade Communications
                Systems, Inc.(c)...........      11,312,402
    916,100   Cisco Systems, Inc.(c).......      35,040,825
    140,300   Electronic Arts,
                Inc.(a)(c).................       5,980,287
    169,100   Electronic Data Systems
                Corp. .....................       9,765,525
    139,800   I2 Technologies,
                Inc.(a)(c).................       7,601,625
     44,900   Juniper Networks, Inc.(c)....       5,660,206
    412,000   Microsoft Corp.(c)...........      17,870,500
    379,600   Oracle Corp.(c)..............      11,032,125
    199,800   Siebel Systems, Inc.(c)......      13,511,475
    315,000   Sun Microsystems, Inc.(c)....       8,780,625

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     87,800   VeriSign, Inc.(a)(c).........  $    6,513,663
    134,450   VERITAS Software
                Corp.(a)(c)................      11,764,375
                                             --------------
                                                169,003,339
                                             --------------
              CONSUMER GOODS AND SERVICES -- 7.49%
    223,100   Avon Products, Inc. .........      10,680,912
  1,330,200   General Electric Company.....      63,766,463
    202,100   Paychex, Inc. ...............       9,827,113
    136,000   Ralston Purina Group.........       3,553,000
                                             --------------
                                                 87,827,488
                                             --------------
              FINANCIAL SERVICES -- 11.19%
    328,400   American Express Company.....      18,041,475
    111,900   Capital One Financial
                Corp. .....................       7,364,419
    703,600   Citigroup, Inc. .............      35,927,575
    198,300   Fannie Mae...................      17,202,525
    347,000   MBNA Corp. ..................      12,817,312
    174,200   Merrill Lynch & Company,
                Inc. ......................      11,878,263
    172,900   Morgan Stanley Dean Witter &
                Company....................      13,702,325
    500,750   Schwab (Charles) Corp. ......      14,208,781
                                             --------------
                                                131,142,675
                                             --------------
              FOOD AND BEVERAGE -- 4.53%
    196,100   Anheuser-Busch Companies,
                Inc. ......................       8,922,550
    301,900   Pepsico, Inc. ...............      14,962,919
    152,000   Quaker Oats Company..........      14,801,000
    478,600   Sysco Corp. .................      14,358,000
                                             --------------
                                                 53,044,469
                                             --------------
              INSURANCE -- 4.18%
     55,000   Ace Limited..................       2,334,062
    384,450   American International Group,
                Inc. ......................      37,892,353
     66,700   CIGNA Corp. .................       8,824,410
                                             --------------
                                                 49,050,825
                                             --------------
              LEISURE & RECREATION -- 0.31%
    126,500   The Walt Disney Company......       3,660,594
                                             --------------
              MANUFACTURING -- 5.52%
    107,500   Corning, Inc. ...............       5,677,344
  1,063,300   Tyco International Ltd. .....      59,013,150
                                             --------------
                                                 64,690,494
                                             --------------
              MEDIA -- 1.99%
     48,100   Time Warner, Inc. ...........       2,512,744
    446,300   Viacom, Inc. -- Class B(c)...      20,864,525
                                             --------------
                                                 23,377,269
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 1.76%
     12,800   Medtronic, Inc. .............  $      772,800
    322,600   UnitedHealth Group, Inc. ....      19,799,575
                                             --------------
                                                 20,572,375
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.95%
    217,700   Johnson & Johnson............      22,872,106
                                             --------------
              OIL AND GAS -- 6.13%
    114,100   Anadarko Petroleum Corp. ....       8,110,228
    171,300   Apache Corp.(a)..............      12,001,706
    258,400   Baker Hughes, Inc. ..........      10,739,750
    293,500   Exxon-Mobil Corp. ...........      25,516,156
     95,400   R&B Falcon Corp.(c)..........       2,188,238
     50,800   Royal Dutch Petroleum
                Company....................       3,076,575
     28,200   Schlumberger, Ltd. ..........       2,254,237
    173,600   Transocean Sedco Forex,
                Inc.(a)....................       7,985,600
                                             --------------
                                                 71,872,490
                                             --------------
              PHARMACEUTICALS -- 12.46%
    174,700   Allergan, Inc. ..............      16,913,144
    317,800   American Home Products
                Corp. .....................      20,196,190
     68,600   Cardinal Health, Inc. .......       6,834,275
    130,800   Lilly (Eli) & Company........      12,172,575
    287,500   Merck & Company, Inc. .......      26,917,188
    670,200   Pfizer, Inc. ................      30,829,200
    240,500   Pharmacia Corp. .............      14,670,500
    308,600   Schering-Plough Corp. .......      17,513,050
                                             --------------
                                                146,046,122
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.19%
     38,800   Amgen, Inc.(c)...............       2,480,775
    140,800   Genentech, Inc.(c)...........      11,475,200
                                             --------------
                                                 13,955,975
                                             --------------
              RETAIL -- 4.08%
    168,000   Estee Lauder Companies,
                Inc. -- Class A(a).........       7,360,500
    194,500   RadioShack Corp. ............       8,327,031
    377,700   Wal-Mart Stores, Inc. .......      20,065,313
    289,700   Walgreen Company.............      12,113,081
                                             --------------
                                                 47,865,925
                                             --------------
              SCIENTIFIC EQUIPMENT -- 1.09%
    135,200   Applera Corp. -- Applied
                Biosystems Group...........      12,717,250
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS -- 1.59%
    269,500   Linear Technology Corp. .....  $   12,464,375
     79,200   PMC -- Sierra, Inc.(a)(c)....       6,227,100
                                             --------------
                                                 18,691,475
                                             --------------
              TELECOMMUNICATIONS -- 2.66%
    182,500   EchoStar Communications
                Corp. -- Class A(a)(c).....       4,151,875
    209,700   Nextel Communications,
                Inc. -- Class A(c).........       5,190,075
    112,600   Qwest Communications
                International, Inc.(c).....       4,616,600
    222,300   SBC Communications, Inc. ....      10,614,825
    321,500   Sprint Corp. (PCS
                Group)(a)(c)...............       6,570,656
                                             --------------
                                                 31,144,031
                                             --------------
              UTILITIES: ELECTRIC -- 0.34%
     38,000   Entergy Corp. ...............       1,607,875
     33,500   FPL Group, Inc. .............       2,403,625
                                             --------------
                                                  4,011,500
                                             --------------
              UTILITIES: NATURAL
                GAS -- 3.87%
    377,800   Enron Corp. .................      31,404,625
    194,100   El Paso Energy Corp.(a)......      13,902,412
                                             --------------
                                                 45,307,037
                                             --------------
              TOTAL COMMON STOCK
              (Cost $1,042,105,269)........   1,149,547,821
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.53%
  1,691,413   Merrimac Cash Fund -- Premium
                Class(b)...................       1,691,413
  4,561,717   Provident Tempcash Fund(b)...       4,561,717
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES
              (Cost $6,253,130)............       6,253,130
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 2.96%
$ 4,561,717   American Express Centurion
                Bank, 6.69%, 01/09/01(b)...       4,561,717
    748,322   American Express Centurion
                Bank, 6.63%, 01/18/01(b)...         748,322
  5,884,651   Bank of America, 6.64%,
                01/16/01(b)................       5,884,651
    912,343   Bank of Montreal, 6.56%,
                01/05/01(b)................         912,343
  1,368,515   Bank of Nova Scotia, 6.67%,
                01/05/01(b)................       1,368,515
  7,298,747   Bank of Nova Scotia, 6.63%,
                01/19/01(b)................       7,298,747

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$   574,687   BNP Paribas, 6.69%,
                01/11/01(b)................  $      574,687
    128,536   Fleet National Bank, 6.85%,
                01/02/01(b)................         128,536
  5,017,889   Bayerische HypoVereinsbank,
                6.63%, 02/01/01(b).........       5,017,889
  2,280,859   Royal Bank of Scotland,
                6.56%, 01/02/01(b).........       2,280,859
  1,824,687   Royal Bank of Scotland,
                6.65%, 01/08/01(b).........       1,824,687
  1,824,687   Toronto Dominion Bank, 6.81%,
                01/03/01(b)................       1,824,687
  2,280,859   Toronto Dominion Bank, 6.72%,
                01/04/01(b)................       2,280,859
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $34,706,499)...........      34,706,499
                                             --------------
              SHORT TERM CORPORATE NOTES -- 3.34%
  2,780,859   American Express Centurion
                Bank, Floating Rate,
                6.75%(+), 10/05/01(b)......       2,780,859
 14,500,000   Bank of America, Floating
                Rate, 6.67%(+),
                03/22/01(b)................      14,500,000
  2,000,000   Bear Stearns & Company, Inc.,
                Floating Rate, 6.95%(+),
                04/20/01(b)................       2,000,000
  4,280,855   Branch Banking & Trust,
                Floating Rate, 6.66%(+),
                11/20/01(b)................       4,280,855
  2,139,167   First Union National Bank,
                Floating Rate, 6.67%(+),
                05/09/01(b)................       2,139,167
  9,000,207   J.P. Morgan Securities, Inc.,
                Floating Rate, 6.86%(+),
                04/03/01(b)................       9,000,207
  2,453,588   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.85%(+), 04/04/01(b)......       2,453,588
  2,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.03%(+),
                09/06/01(b)................       2,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $39,154,676).....      39,154,676
                                             --------------
              TOTAL SECURITIES (Cost
              $1,122,219,574)..............   1,229,662,126
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENT -- 1.65%
$19,362,898   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $19,374,042,
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 8.061%, due
                10/01/23, with a value
                $6,419,513, and Government
                National Mortgage
                Association Adjustable Rate
                Mortgage, 7.375%, due
                06/20/23, with a value of
                $13,911,908) (Cost
                $19,362,898)...............  $   19,362,898
                                             --------------
              Total Investments -- 106.56%
              (Cost $1,141,582,472)........   1,249,025,024
              Liabilities less other
              assets -- (6.56)%............     (76,931,054)
                                             --------------
              NET ASSETS -- 100.00%........  $1,172,093,970
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2000 is $1,126,680,561.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $195,330,767
    Gross unrealized depreciation..........   (92,349,202)
                                             ------------
    Net unrealized appreciation............  $102,981,565
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was the rate in effect at December 31, 2000.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 98.18%
              AEROSPACE AND DEFENSE -- 2.70%
    237,644   Boeing Company...............  $   15,684,504
    223,590   General Dynamics Corp........      17,440,020
                                             --------------
                                                 33,124,524
                                             --------------
              AIRLINES -- 1.11%
    406,499   Southwest Airlines, Inc......      13,629,911
                                             --------------
              BANKS -- 0.61%
    165,119   Chase Manhattan Corp.(a).....       7,502,595
                                             --------------
              BROADCAST SERVICES -- 1.51%
     81,688   AT&T Liberty Media
                Group -- Class A(c)........       1,107,893
    341,905   Clear Channel Communications,
                Inc.(c)....................      16,561,023
     31,384   Infinity Broadcasting
                Corp. -- Class A(a)(c).....         876,790
                                             --------------
                                                 18,545,706
                                             --------------
              BUSINESS SERVICES -- 1.05%
    204,066   Automatic Data Processing,
                Inc........................      12,919,929
                                             --------------
              COMMUNICATION EQUIPMENT -- 0.47%
     16,671   Ciena Corp.(a)...............       1,356,603
     55,636   Sycamore Networks, Inc.(c)...       2,072,441
    104,800   TyCom, Ltd.(c)...............       2,344,900
                                             --------------
                                                  5,773,944
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 5.08%
    148,601   Compaq Computer Corp.........       2,236,445
    244,692   Dell Computer Corp.(a)(c)....       4,266,817
    467,971   EMC Corp.(c).................      31,120,071
    118,700   Hewlett-Packard Company......       3,746,469
     93,254   International Business
                Machines Corp.(a)..........       7,926,590
    465,100   Sun Microsystems, Inc.(c)....      12,964,663
                                             --------------
                                                 62,261,055
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 12.83%
    171,008   Adobe Systems, Inc...........       9,950,528
    295,604   America Online, Inc.(c)......      10,287,019
     26,268   BEA Systems, Inc.............       1,768,165
     67,000   Check Point Software
                Technologies Ltd.(a)(c)....       8,948,688
  1,202,700   Cisco Systems, Inc.(c).......      46,003,275
     75,783   I2 Technologies,
                Inc.(a)(c).................       4,120,701
     49,979   Juniper Networks, Inc.(c)....       6,300,478

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    709,355   Microsoft Corp.(c)...........  $   30,856,943
    553,003   Oracle Corp.(c)..............      16,071,650
    129,801   Siebel Systems, Inc.(c)......       8,794,018
    126,219   VERITAS Software Corp.(a)....      11,044,162
     42,016   VeriSign, Inc.(c)............       3,117,062
                                             --------------
                                                157,262,689
                                             --------------
              CONSUMER GOODS AND SERVICES -- 7.97%
     98,300   Avon Products, Inc.(a).......       4,706,112
    143,300   Colgate-Palmolive Company....       9,250,015
    267,200   Fedex Corp...................      10,677,312
  1,523,885   General Electric Company.....      73,051,237
                                             --------------
                                                 97,684,676
                                             --------------
              ELECTRONICS -- 0.23%
     99,457   Flextronics International
                Ltd.(c)....................       2,834,524
                                             --------------
              FINANCE -- 5.74%
     23,292   American Express Company.....       1,279,604
    423,419   Citigroup, Inc...............      21,620,833
     56,701   Countrywide Credit
                Industries, Inc............       2,849,225
    101,614   Goldman Sachs Group, Inc.....      10,866,347
    179,277   Lehman Brothers Holding,
                Inc........................      12,123,607
    279,912   Merrill Lynch & Company,
                Inc........................      19,086,500
     43,297   Providian Financial Corp.....       2,489,578
                                             --------------
                                                 70,315,694
                                             --------------
              FOOD AND BEVERAGE -- 4.03%
    597,181   Anheuser-Busch Companies,
                Inc........................      27,171,735
    196,647   Coca-Cola Company............      11,983,177
    113,199   Coors (Adolph)
                Company -- Class B.........       9,091,295
     23,084   Pepsico, Inc.................       1,144,101
                                             --------------
                                                 49,390,308
                                             --------------
              INSURANCE -- 1.57%
    159,700   American International Group,
                Inc........................      15,740,431
     30,300   Marsh & McLennan Companies,
                Inc........................       3,545,100
                                             --------------
                                                 19,285,531
                                             --------------
              LEISURE AND RECREATION -- 0.84%
    161,113   Four Seasons Hotels,
                Inc.(a)....................      10,250,815
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 2.82%
    159,700   Corning, Inc.................  $    8,434,156
     11,852   Newport Corp.(c).............         931,679
    455,000   Tyco International, Ltd......      25,252,500
                                             --------------
                                                 34,618,335
                                             --------------
              MEDIA -- 1.23%
     31,840   Gemstar -- TV Guide
                International, Inc.(c).....       1,476,580
     44,695   Metro-Goldwyn-Mayer,
                Inc.(a)(c).................         729,087
    198,228   Time Warner, Inc.(a).........      10,355,431
     47,288   USA Networks, Inc............         919,161
     34,549   Viacom, Inc. -- Class B(c)...       1,615,166
                                             --------------
                                                 15,095,425
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.80%
     57,287   Healthcare Company...........       2,521,201
     58,444   Johnson & Johnson............       6,140,273
     14,768   Laboratory Corp. of America
                Holdings(c)................       2,599,168
     17,164   Medtronic, Inc...............       1,036,277
     19,465   Quest Diagnostics, Inc.(c)...       2,764,030
    335,566   Tenet Healthcare Corp........      14,911,714
     58,180   UnitedHealth Group, Inc......       3,570,798
      7,100   Wellpoint Health
                Networks(c)................         818,275
                                             --------------
                                                 34,361,736
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.04%
     81,935   Baxter International, Inc....       7,235,885
     88,472   Cytyc Corp.(c)...............       5,535,029
                                             --------------
                                                 12,770,914
                                             --------------
              OIL AND GAS -- 1.09%
     26,410   BJ Services Company(c).......       1,818,989
     92,110   Global Marine, Inc.(c).......       2,613,621
     72,243   Nabors Industries, Inc.......       4,273,173
     58,000   Schlumberger, Ltd............       4,636,375
                                             --------------
                                                 13,342,158
                                             --------------
              PHARMACEUTICALS -- 14.92%
     64,367   ALZA Corp.(c)................       2,735,597
     54,000   Bristol-Myers Squibb
                Company....................       3,992,625
     39,044   Forest Laboratories, Inc.....       5,187,971
    155,600   Glaxo SmithKline
                PLC(ADR)(a)................       8,713,600
      7,542   IDEC Pharmaceuticals
                Corp.(a)(c)................       1,429,680

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    149,000   Lilly (Eli) & Company........  $   13,866,312
    107,189   MedImmune, Inc.(a)...........       5,111,575
    320,274   Merck & Company, Inc.........      29,985,653
    115,500   Millennium Pharmaceuticals,
                Inc.(c)....................       7,146,562
  1,672,777   Pfizer, Inc..................      76,947,742
    351,559   Pharmacia Corp...............      21,445,099
    111,400   Schering-Plough Corp.........       6,321,950
                                             --------------
                                                182,884,366
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.59%
    220,082   Equity Office Properties.....       7,180,175
                                             --------------
              RESEARCH AND DEVELOPMENT -- 3.98%
    461,989   Amgen, Inc.(c)...............      29,538,422
    122,014   Genentech, Inc.(c)...........       9,944,141
    135,154   Human Genome Sciences,
                Inc.(a)(c).................       9,367,862
                                             --------------
                                                 48,850,425
                                             --------------
              RETAIL -- 8.98%
    294,520   Costco Wholesale Corp........      11,762,392
    626,962   Home Depot, Inc..............      28,644,326
    207,600   Nike, Inc. -- Class B........      11,586,675
     41,439   RadioShack Corp..............       1,774,107
    151,139   Safeway, Inc.................       9,446,188
    237,980   Target Corp..................       7,674,855
    330,733   Tiffany & Company............      10,459,431
    448,178   Wal-Mart Stores, Inc.........      23,809,456
    118,700   Walgreen Company.............       4,963,144
                                             --------------
                                                110,120,574
                                             --------------
              SCIENTIFIC EQUIPMENT -- 2.07%
    155,453   Applera Corp.................      14,622,298
     27,663   PerkinElmer, Inc.............       2,904,615
     94,419   Waters Corp.(c)..............       7,883,987
                                             --------------
                                                 25,410,900
                                             --------------
              SEMICONDUCTORS -- 3.49%
    999,540   Intel Corp...................      30,236,085
     70,000   Maxim Integrated Products,
                Inc.(c)....................       3,346,875
     28,700   PMC-Sierra, Inc.(a)(c).......       2,256,537
     46,700   SDL, Inc.(a)(c)..............       6,920,356
                                             --------------
                                                 42,759,853
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS -- 7.43%
    250,000   Nextel Communications,
                Inc. -- Class A(a)(c)......  $    6,187,500
    723,795   Nokia Corp.(ADR).............      31,485,083
    117,100   Nortel Networks Corp.(a).....       3,754,519
    221,322   QUALCOMM, Inc.(c)............      18,189,902
    329,000   Qwest Communications
                International, Inc.(c).....      13,489,000
     90,000   SBC Communications, Inc......       4,297,500
    200,000   Vodafone AirTouch
                PLC(ADR)(a)................       7,162,500
    462,000   WorldCom, Inc. (c)...........       6,468,000
                                             --------------
                                                 91,034,004
                                             --------------
              UTILITIES: ELECTRIC -- 0.65%
    177,800   Calpine Corp.(a).............       8,012,112
                                             --------------
              UTILITIES: NATURAL GAS -- 1.35%
    198,851   Enron Corp...................      16,529,489
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,185,282,571)..............   1,203,752,367
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.68%
  3,733,377   Merrimac Cash Fund -- Premium
                Class(b)...................       3,733,377
  4,632,844   Provident Tempcash Fund(b)...       4,632,844
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $8,366,221)...      8,366,221
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.78%
$ 3,532,842   American Express Centurion
                Bank, 6.69%, 01/09/01(b)...       3,532,842
  3,365,099   American Express Centurion
                Bank, 6.63%, 01/18/01(b)...       3,365,099
  4,582,864   Bank of America, 6.64%,
                01/16/01(b)................       4,582,864
    926,571   Bank of Montreal, 6.56%,
                01/05/01(b)................         926,571
  1,389,854   Bank of Nova Scotia, 6.67%,
                01/05/01(b)................       1,389,854
  4,812,548   Bank of Nova Scotia, 6.63%,
                01/19/01(b)................       4,812,548
  5,096,126   Bayerishce HypoVereinsbank,
                6.63%, 02/01/01(b).........       5,096,126
  7,153,140   BNP Paribas, 6.69%,
                01/11/01(b)................       7,153,140
  7,140,518   Fleet National Bank, 6.85%,
                01/02/01(b)................       7,140,518

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 2,316,419   Royal Bank of Scotland,
                6.56%, 01/02/01(b).........  $    2,316,419
  1,853,136   Royal Bank of Scotland,
                6.65%, 01/08/01(b).........       1,853,136
  1,853,138   Toronto Dominion Bank, 6.81%,
                01/03/01(b)................       1,853,138
  2,316,421   Toronto Dominion Bank, 6.72%,
                01/04/01(b)................       2,316,421
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $46,338,676).................      46,338,676
                                             --------------
              SHORT TERM CORPORATE NOTES -- 2.17%
  2,316,420   American Express Centurion
                Bank, Floating Rate,
                6.75%(+), 10/05/01(b)......       2,316,420
  1,532,700   Bear Stearns & Company, Inc.,
                Floating Rate, 6.95%(+),
                04/20/01(b)................       1,532,700
  3,721,089   Branch Banking & Trust,
                Floating Rate, 6.66%(+),
                11/20/01(b)................       3,721,089
  4,066,063   First Union National Bank,
                Floating Rate, 6.67%(+),
                05/09/01(b)................       4,066,063
  4,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 6.86%(+),
                04/03/01(b)................       4,000,000
  4,022,264   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.85%(+), 04/04/01(b)......       4,022,264
  7,000,000   Prudential Securities, Inc.,
                Floating Rate, 7.03%(+),
                09/06/01(b)................       7,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $26,658,536).....      26,658,536
                                             --------------
              TOTAL SECURITIES
              (Cost $1,266,646,004)........   1,285,115,800
                                             --------------
              REPURCHASE AGREEMENTS -- 2.97%
  4,168,216   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $4,170,615 (Collateralized
                by Fannie Mae, 7.50%, due
                02/01/10, with a value of
                $4,376,868)................       4,168,216
 10,267,077   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $10,272,986 (Collateralized
                by Fannie Mae, 7.50%, due
                03/01/15, with a value of
                $10,781,312)...............      10,267,077

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$21,990,927   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $22,003,584 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 8.237%, due
                03/01/27, with a value of
                $8,786,347 and Government
                National Mortgage
                Association Adjustable Rate
                Mortgage, 7.375%, due
                01/20/24, with a value of
                $14,304,712)...............  $   21,990,927
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $36,426,220)...........      36,426,220
                                             --------------
              Total Investments -- 107.78%
              (Cost $1,303,072,224)........   1,321,542,020

              Liabilities less other
              assets -- (7.78)%............     (95,450,026)
                                             --------------
              NET ASSETS -- 100.00%........  $1,226,091,994
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2000, is $1,282,906,692.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 133,470,393
    Gross unrealized depreciation.........   (131,261,285)
                                            -------------
    Net unrealized appreciation...........  $   2,209,108
                                            =============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
     ("LIBOR"). The rate shown was in effect at December
     31, 2000.
(ADR) American Depository Receipts.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 95.66%
              ADVERTISING -- 0.13%
     42,900   Lamar Advertising
                Company(c).................  $    1,655,674
                                             --------------
              AEROSPACE -- 0.37%
    219,900   AAR Corp. ...................       2,776,237
    122,300   Innovative Solutions and
                Support, Inc.(c)...........       2,142,158
                                             --------------
                                                  4,918,395
                                             --------------
              AGRICULTURE -- 0.28%
    177,100   Delta and Pine Land
                Company....................       3,708,031
                                             --------------
              BANKS -- 5.79%
    103,400   Astoria Financial Corp. .....       5,615,912
    151,976   Banner Corp. ................       2,317,634
    258,828   Charter One Financials,
                Inc. ......................       7,473,658
    143,800   Cullen/Frost Bankers,
                Inc. ......................       6,012,637
    790,000   Hibernia Corporation -- Class
                A(a).......................      10,072,500
    536,811   Hudson United Bancorp........      11,239,480
     37,400   Investors Financial Services
                Corp. .....................       3,216,400
    313,992   National Commerce
                Bancorporation.............       7,771,302
    325,000   Peoples Bank.................       8,409,375
    116,000   Southwest Bancorporation of
                Texas, Inc.(c).............       4,980,750
    159,940   Sterling Financial
                Corp.(c)...................       1,939,273
     73,304   Summit Bancorp...............       2,799,297
    141,800   Washington Federal, Inc. ....       4,032,438
                                             --------------
                                                 75,880,656
                                             --------------
              BIOTECHNOLOGY -- 0.07%
     56,300   Lexicon Genetics, Inc.(c)....         935,988
                                             --------------
              BUSINESS SERVICES -- 2.28%
    206,200   ABM Industries, Inc. ........       6,314,875
    332,900   AHL Services, Inc.(a)(c).....       3,349,806
     52,850   DiamondCluster International,
                Inc. -- Class A(a)(c)......       1,611,925
    398,933   Encompass Service Corp.(c)...       2,019,598
    145,700   Hall, Kinion & Associates,
                Inc.(c)....................       2,932,212
    171,900   Manpower, Inc. ..............       6,532,200
    133,400   On Assignment, Inc.(c).......       3,801,900
      5,650   Resources Connection,
                Inc.(a)(c).................         107,350

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
    100,000   Reynolds & Reynolds
                Company -- Class A.........  $    2,025,000
     60,000   Volt Information Sciences,
                Inc.(c)....................       1,245,000
                                             --------------
                                                 29,939,866
                                             --------------
              CHEMICALS -- 0.20%
     64,700   Cytec Industries, Inc.(c)....       2,583,956
                                             --------------
              COMMERCIAL SERVICES -- 1.58%
    156,600   Central Parking Corp.(a).....       3,132,000
    187,800   F.Y.I., Inc.(c)..............       6,925,125
     99,500   MemberWorks, Inc.(c).........       2,114,375
    151,000   National Processing,
                Inc.(c)....................       2,567,000
    166,261   NOVA Corp.(c)................       3,314,829
    616,000   Student Advantage, Inc.(c)...       2,618,000
                                             --------------
                                                 20,671,329
                                             --------------
              COMMUNICATIONS -- 3.50%
    182,200   Adelphia Communications
                Corp. -- Class A(a)(c).....       9,406,075
     82,000   American Tower Corp. -- Class
                A(a).......................       3,105,750
    657,300   Emmis Communications Corp. --
                Class A(a)(c)..............      18,856,294
    256,200   Insight Communications
                Company, Inc.(c)...........       6,020,700
    218,000   LodgeNet Entertainment
                Corp.(c)...................       3,842,250
     22,200   SafeNet, Inc.(c).............       1,043,400
    247,397   Saga Communications, Inc. --
                Class A(c).................       3,680,030
                                             --------------
                                                 45,954,499
                                             --------------
              COMMUNICATIONS EQUIPMENT -- 2.23%
     61,900   Anaren Microwave, Inc.(c)....       4,158,906
     78,050   California Amplifier,
                Inc.(c)....................         721,962
     52,800   Comdial Corp.(c).............          54,453
    178,400   DMC Stratex Networks,
                Inc.(c)....................       2,676,000
    166,700   Integrated Telecom Express,
                Inc.(c)....................         797,043
    184,700   Inter-Tel, Inc. .............       1,419,881
    175,500   Peco II, Inc.(c).............       4,541,063
     86,700   Powerwave Technologies,
                Inc.(c)....................       5,071,950
     77,900   SBA Communications Corp.(c)..       3,198,769
    231,200   Spectrasite Holdings,
                Inc.(a)(c).................       3,063,400

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS EQUIPMENT (CONTINUED)
     54,800   Stanford Microdevices,
                Inc.(a)(c).................  $    1,972,800
    158,300   SymmetriCom, Inc.(c).........       1,543,425
                                             --------------
                                                 29,219,652
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.26%
    268,500   Concurrent Computer
                Corp.(c)...................       1,443,187
     78,000   Silicon Storage Technology,
                Inc.(a)(c).................         921,375
    160,800   T/R Systems, Inc.(a)(c)......       1,025,100
                                             --------------
                                                  3,389,662
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 8.34%
    131,700   Advent Software, Inc.(c).....       5,276,231
    384,300   Alloy Online, Inc.(a)(c).....       2,954,306
    583,600   American Management Systems,
                Inc.(c)....................      11,562,575
    114,100   Avocent Corp.(a)(c)..........       3,080,700
     78,500   CACI International,
                Inc.(a)(c).................       1,806,725
    172,200   C-Bridge Internet Solutions,
                Inc.(a)(c).................         672,665
     88,300   Eclipsys Corp.(a)(c).........       2,163,350
    240,950   InterCept Group, Inc.(c).....       6,430,353
    242,270   Iron Mountain, Inc.(c).......       8,994,274
     59,600   MCSi, Inc.(c)................       1,273,950
    261,400   MedicaLogic/Medscape,
                Inc.(c)....................         604,488
    111,800   Moldflow Corp.(c)............       2,557,425
    171,200   Multex.com, Inc.(c)..........       2,268,400
     57,825   Netegrity, Inc.(c)...........       3,144,234
    788,700   Parametric Technology
                Corp.(c)...................      10,598,156
    124,400   Pegasus Solutions, Inc.(c)...         863,025
    125,300   Peregrine Systems,
                Inc.(a)(c).................       2,474,675
    167,600   Pinnacle Holdings, Inc.(c)...       1,518,875
    171,900   Project Software &
                Development, Inc.(c).......       1,845,243
    135,100   RSA Security, Inc.(c)........       7,143,413
     72,100   RadiSys Corp.(a)(c)..........       1,865,588
    437,300   Rational Software
                Corp.(a)(c)................      17,027,369
    141,024   SeaChange International,
                Inc.(c)....................       2,864,550
    100,000   Synopsys, Inc.(a)(c).........       4,743,750
    204,000   Take-Two Interactive
                Software, Inc.(c)..........       2,346,000
    206,100   Titan Corp.(c)...............       3,349,125
                                             --------------
                                                109,429,445
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.11%
    105,400   Chemed Corp. ................  $    3,544,075
    253,500   Michael Baker Corp.(c).......       1,964,625
     91,800   Shaw Group, Inc.(c)..........       4,590,000
    271,200   U.S. Aggregates, Inc. .......       2,084,850
    208,275   Watsco, Inc. ................       2,399,328
                                             --------------
                                                 14,582,878
                                             --------------
              CONSUMER GOODS AND SERVICES -- 0.30%
    287,500   Helen of Troy Ltd.(c)........       1,401,563
     90,650   1-800-CONTACTS, INC.(c)......       2,594,856
                                             --------------
                                                  3,996,419
                                             --------------
              EDUCATION -- 2.00%
    108,100   Bright Horizons Family
                Solutions, Inc.(c).........       2,824,112
    118,500   Career Education Corp.(c)....       4,636,312
    134,700   Childrens Comprehensive
                Services, Inc.(c)..........         336,750
     37,800   Education Management
                Corp.(c)...................       1,351,350
    471,765   ITT Educational Services,
                Inc.(c)....................      10,378,830
    268,700   Western Resources, Inc. .....       6,667,119
                                             --------------
                                                 26,194,473
                                             --------------
              ELECTRONICS -- 3.73%
     60,850   ACT Manufacturing,
                Inc.(a)(c).................         958,387
     30,500   Artesyn Technologies,
                Inc.(c)....................         484,187
    222,900   Integrated Circuit Systems,
                Inc.(a)(c).................       3,691,781
    580,000   Integrated Silicon Solution,
                Inc.(c)....................       8,337,500
     99,800   Interlink Electronics,
                Inc.(a)(c).................       1,266,212
    121,500   Littelfuse, Inc.(c)..........       3,477,938
     72,575   Merix Corp.(c)...............         970,691
     44,900   Nanometrics, Inc.(c).........         620,181
    183,000   Power Integrations,
                Inc.(c)....................       2,104,500
    210,000   Rogers Corp. ................       8,623,125
     46,600   Sawtek, Inc.(c)..............       2,152,338
    309,300   Sensormatic Electronics
                Corp. .....................       6,205,331
     98,350   Signal Technology Corp.(c)...         983,500
    450,000   Thomas & Betts Corp. ........       7,284,375
    114,100   Universal Electronics,
                Inc.(c)....................       1,761,419
                                             --------------
                                                 48,921,465
                                             --------------
              ENGINEERING -- 0.25%
    221,200   URS Corp.(c).................       3,248,875
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.60%
    454,320   Allied Waste Industries,
                Inc.(c)....................  $    6,616,035
    199,700   Capital Environmental
                Resource, Inc.(c)..........         486,769
    384,200   Casella Waste Systems,
                Inc. -- Class A(c).........       3,337,737
    151,500   Republic Services, Inc.(c)...       2,603,906
    191,600   Waste Connections, Inc.(c)...       6,334,775
    261,500   Waste Industries, Inc.(c)....       1,569,000
                                             --------------
                                                 20,948,222
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.71%
    218,800   Aaron Rents, Inc. -- Class
                B..........................       3,076,875
     31,700   Amplicon, Inc. ..............         317,000
    152,700   Electro Rent Corp.(c)........       2,156,887
     79,000   XTRA Corp. ..................       3,792,000
                                             --------------
                                                  9,342,762
                                             --------------
              FINANCE -- 1.31%
    438,290   Allied Capital Corp.(a)......       9,149,304
    127,300   Metris Companies, Inc. ......       3,349,581
    133,100   NCO Group, Inc.(c)...........       4,042,913
    107,200   Net.B@nk, Inc.(a)(c).........         703,500
                                             --------------
                                                 17,245,298
                                             --------------
              FOOD AND BEVERAGE -- 0.49%
     70,700   Glacier Water Services,
                Inc.(a)(c).................         547,925
     68,500   Krispy Kreme Doughnuts,
                Inc.(a)(c).................       5,685,500
     19,800   Sylvan, Inc.(c)..............         180,675
                                             --------------
                                                  6,414,100
                                             --------------
              INSURANCE -- 0.82%
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       3,978,213
    169,100   Penn Treaty American
                Corp.(a)(c)................       2,959,250
     38,900   The First American Corp. ....       1,278,837
     51,000   The MONY Group, Inc. ........       2,521,313
                                             --------------
                                                 10,737,613
                                             --------------
              LEISURE AND RECREATION -- 1.11%
    262,100   Argosy Gaming Company(c).....       5,029,044
    287,900   Isle of Capri Casinos,
                Inc.(c)....................       3,058,938
    136,500   Pinnacle Entertainment,
                Inc. ......................       1,842,750
    307,700   Station Casinos,
                Inc.(a)(c).................       4,596,269
                                             --------------
                                                 14,527,001
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MACHINERY -- 0.48%
    207,600   JLG Industries, Inc. ........  $    2,205,750
    375,700   McDermott International,
                Inc. ......................       4,038,775
                                             --------------
                                                  6,244,525
                                             --------------
              MANUFACTURING -- 2.64%
    123,400   Applied Films Corp.(a)(c)....       2,521,987
    551,300   C&D Technologies, Inc. ......      23,809,269
    214,800   Checkpoint Systems,
                Inc.(a)(c).................       1,597,575
    139,800   Lydall, Inc.(c)..............       1,214,513
     59,900   Newport Corp.(a).............       4,708,703
     33,400   Trex Company, Inc.(c)........         841,263
                                             --------------
                                                 34,693,310
                                             --------------
              MEDIA AND ENTERTAINMENT -- 3.28%
     50,700   Beasley Broadcast Group,
                Inc. -- Class A(c).........         421,444
    229,000   Citadel Communications
                Corp.(c)...................       2,748,000
    334,800   Classic Communications,
                Inc. -- Class A(c).........         732,375
    439,400   Cox Radio, Inc. -- Class
                A(c).......................       9,913,962
    359,200   Crown Media Holdings,
                Inc.(c)....................       7,296,250
    389,300   Entravision Communications
                Corp.(c)...................       7,153,387
     76,200   Granite Broadcasting
                Corp.(c)...................          76,200
    191,400   Martha Stewart Living
                Omnimedia, Inc. -- Class
                A(a)(c)....................       3,839,963
    257,500   Mediacom Communications
                Corp.(a)(c)................       4,425,781
     82,600   Pegasus Communications
                Corp. -- Class A(a)(c).....       2,126,950
    124,100   Radio Unica Corp.(c).........         465,375
    256,800   Salem Communications Corp. --
                Class A(a)(c)..............       3,835,950
                                             --------------
                                                 43,035,637
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 11.56%
     99,600   Accredo Health, Inc.(c)......       4,998,675
     55,000   Advance Paradigm, Inc.(c)....       2,502,500
     76,700   American Retirement
                Corp.(a)(c)................         233,935
     93,700   Genzyme Transgenics
                Corp.(c)...................       1,341,081
  1,464,800   HEALTHSOUTH Corp.(c).........      23,894,550
    337,000   Humana, Inc. ................       5,139,250
    650,000   IMS Health, Inc. ............      17,550,000
     79,400   Lifeline Systems, Inc.(c)....       1,002,425

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
    290,000   Lincare Holdings, Inc.(c)....  $   16,548,125
    180,273   MedQuist, Inc.(a)(c).........       2,884,368
    260,040   Morrison Management
                Specialists, Inc. .........       9,077,996
     86,700   National Dentex Corp.(c).....       1,701,488
    312,200   OrthAlliance, Inc. -- Class
                A(a)(c)....................         839,038
    203,300   Orthodontic Centers of
                America, Inc.(c)...........       6,353,125
    257,700   Prime Medical Services,
                Inc.(c)....................       1,288,500
    129,600   Province Healthcare
                Company(a)(c)..............       5,103,000
    694,900   Quorum Health Group,
                Inc.(a)(c).................      10,944,675
     65,200   RehabCare Group, Inc.(c).....       3,349,650
    193,634   Renal Care Group, Inc.(c)....       5,309,812
    331,600   Res-Care, Inc.(c)............       1,492,200
    177,800   Triad Hospitals,
                Inc.(a)(c).................       5,789,613
    217,200   Universal Health Services,
                Inc. -- Class B(c).........      24,272,100
                                             --------------
                                                151,616,106
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.67%
    111,300   ArthroCare Corp.(a)(c).......       2,170,350
    150,100   Closure Medical Corp.(c).....       5,403,600
    107,200   Cytyc Corp.(c)...............       6,706,700
     30,700   Luminex Corp.(a)(c)..........         800,119
    104,700   Molecular Devices Corp.(c)...       7,165,406
    285,000   Owens & Minor, Inc.(a).......       5,058,750
     61,100   Varian Medical Systems,
                Inc. ......................       4,150,981
    100,300   Zoll Medical Corp.(a)(c).....       3,516,769
                                             --------------
                                                 34,972,675
                                             --------------
              METALS AND MINING -- 0.25%
    200,000   Massey Energy Company........       2,550,000
     58,600   Wolverine Tube, Inc.(c)......         702,614
                                             --------------
                                                  3,252,614
                                             --------------
              MOTOR VEHICLES -- 0.27%
     79,250   Oshkosh Truck Corp. .........       3,487,000
                                             --------------
              OIL AND GAS -- 6.87%
    267,200   Berry Petroleum Company......       3,573,800
    383,200   Chesapeake Energy Corp. .....       3,879,900
     82,600   Devon Energy Corp. ..........       5,036,122

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
    307,900   Grant Prideco, Inc.(c).......  $    6,754,556
    183,400   Marine Drilling Companies,
                Inc.(c)....................       4,905,950
    198,700   Patterson Energy, Inc.(c)....       7,401,575
    310,000   Pioneer Natural Resources
                Company....................       6,103,125
     80,000   Pogo Producing Company.......       2,490,000
    210,000   Pride International,
                Inc.(c)....................       5,171,250
    206,900   Rowan Companies, Inc.(c).....       5,586,300
    108,200   Syntroleum Corp.(a)(c).......       1,839,400
    107,200   The Houston Exploration
                Company(c).................       4,087,000
    120,000   Tom Brown, Inc.(c)...........       3,945,000
    216,700   Tosco Corp. .................       7,354,256
    126,400   Unit Corp.(c)................       2,393,700
    300,000   UTI Energy Corp.(a)(c).......       9,862,500
    197,900   Valero Energy Corp.(a).......       7,359,406
    112,400   Vintage Petroleum, Inc. .....       2,416,600
                                             --------------
                                                 90,160,440
                                             --------------
              PHARMACEUTICALS -- 3.23%
     81,900   Alkermes, Inc.(a)(c).........       2,569,612
    324,600   Bergen Brunswig Corp. .......       5,138,418
    104,000   Bindley Western Industries,
                Inc. ......................       4,322,500
     93,700   Celgene Corp.(a)(c)..........       3,045,250
     55,100   Inhale Therapeutic Systems,
                Inc.(a)(c).................       2,782,550
    115,500   Medicis Pharmaceutical
                Corp. -- Class A(a)(c).....       6,828,938
     75,700   Noven Pharmaceuticals,
                Inc.(c)....................       2,829,288
     87,600   POZEN, Inc.(c)...............       1,598,700
    281,500   Priority Healthcare Corp. --
                Class B(c).................      11,488,719
    178,000   XOMA Ltd.(c).................       1,735,500
                                             --------------
                                                 42,339,475
                                             --------------
              PUBLISHING -- 0.88%
    171,000   Houghton Mifflin Company.....       7,930,125
    166,200   John Wiley & Sons, Inc. --
                Class A....................       3,573,300
                                             --------------
                                                 11,503,425
                                             --------------
              REAL ESTATE -- 0.26%
    157,700   The St. Joe Company..........       3,469,400
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 1.81%
     69,300   Alexandria Real Estate
                Equities, Inc. ............  $    2,577,094
    167,469   Chateau Communities, Inc. ...       5,097,338
    261,400   Equity Inns, Inc. ...........       1,617,413
    132,700   First Industrial Realty
                Trust, Inc. ...............       4,511,800
    110,400   Health Care Property
                Investors, Inc. ...........       3,298,200
     38,800   Redwood Trust, Inc. .........         688,700
     97,900   Sovran Self Storage, Inc. ...       1,945,763
    119,900   Sun Communities, Inc. .......       4,016,650
                                             --------------
                                                 23,752,958
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.87%
    154,000   Albany Molecular Research,
                Inc.(c)....................       9,490,250
     19,700   ArQule, Inc.(c)..............         630,400
     32,900   CuraGen Corp.(a)(c)..........         898,581
     29,900   Discovery Partners
                International(a)(c)........         362,537
                                             --------------
                                                 11,381,768
                                             --------------
              RESTAURANTS -- 2.90%
    208,000   Applebee's International,
                Inc. ......................       6,539,000
    157,800   Benihana, Inc. -- Class
                A(c).......................       1,794,975
    197,600   CEC Entertainment, Inc.(c)...       6,743,100
    131,700   Outback Steakhouse,
                Inc.(c)....................       3,407,738
    223,750   Rare Hospitality
                International, Inc.(c).....       4,992,422
    953,200   Ruby Tuesday, Inc. ..........      14,536,300
                                             --------------
                                                 38,013,535
                                             --------------
              RETAIL -- 4.41%
    143,000   Barnes & Noble, Inc.(c)......       3,789,500
     50,000   Bebe Stores, Inc.(c).........       1,068,750
    477,050   Consolidated Stores
                Corp.(c)...................       5,068,656
    121,425   Cost Plus, Inc.(c)...........       3,566,859
    133,000   Duane Reade, Inc.(a)(c)......       4,064,812
    188,200   Duckwall -- Alco Stores,
                Inc.(c)....................       1,105,675
    190,900   Fred's, Inc. ................       4,020,831
    113,300   Guitar Center, Inc.(c).......       1,288,787
    131,500   Hibbet Sporting Goods,
                Inc.(c)....................       4,734,000
    259,200   Hot Topic, Inc.(a)(c)........       4,260,600
    300,000   Ross Stores, Inc. ...........       5,062,500
    950,000   Saks, Inc.(c)................       9,500,000
    146,900   SCP Pool Corp.(c)............       4,416,181

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
    174,300   The Gymboree Corp.(c)........  $    2,418,412
    128,300   The Men's Wearhouse,
                Inc.(c)....................       3,496,175
                                             --------------
                                                 57,861,738
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.03%
    195,550   Optimal Robotics
                Corp.(a)(c)................       6,563,147
     79,600   Photon Dynamics,
                Inc.(a)(c).................       1,791,000
    152,200   Varian, Inc.(c)..............       5,155,775
                                             --------------
                                                 13,509,922
                                             --------------
              SEMICONDUCTORS -- 7.48%
     86,100   Actel Corp.(c)...............       2,082,544
    556,800   Alpha Industries,
                Inc.(a)(c).................      20,601,600
     60,400   AstroPower, Inc.(a)(c).......       1,895,050
    176,300   Asyst Technologies,
                Inc.(c)....................       2,369,031
    138,400   AXT, Inc.(c).................       4,575,850
     42,300   Brooks Automation, Inc.(c)...       1,187,044
    262,300   Cirrus Logic, Inc.(c)........       4,918,125
    342,400   Credence Systems Corp.(c)....       7,875,200
     83,000   Cree, Inc.(a)(c).............       2,949,098
    151,000   DuPont Photomasks,
                Inc.(a)(c).................       7,979,414
    514,000   Fairchild International,
                Inc. -- Class A(c).........       7,420,875
    144,300   LTX Corp.(c).................       1,869,132
    224,600   Oak Technology, Inc.(c)......       1,951,213
    187,600   Pericom Semiconductor
                Corp.(c)...................       3,470,600
    366,800   PLX Technology, Inc.(c)......       3,049,025
    151,700   Sage, Inc.(a)(c).............       2,237,575
     68,700   Supertex, Inc.(c)............       1,357,897
    138,000   TranSwitch Corp.(c)..........       5,399,250
     84,640   TriQuint Semiconductor,
                Inc.(c)....................       3,697,710
    129,800   Ultratech Stepper, Inc.(c)...       3,358,575
    329,700   Varian Semiconductor
                Equipment Associates,
                Inc.(c)....................       7,830,375
                                             --------------
                                                 98,075,183
                                             --------------
              STORAGE -- 0.28%
    158,700   Mobile Mini, Inc.(c).........       3,650,100
                                             --------------
              TELECOMMUNICATIONS -- 3.02%
    246,300   Boston Communications Group,
                Inc.(c)....................       6,865,612
     59,900   Centennial Communications
                Corp.(c)...................       1,123,125
     80,800   Commonwealth Telephone
                Enterprises, Inc.(c).......       2,828,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    373,750   Dobson Communications
                Corp. -- Class A(c)........  $    5,466,094
    114,600   Intermedia Communications,
                Inc.(a)(c).................         823,687
    287,100   Metro One Telecommunications,
                Inc.(c)....................       7,177,500
    120,300   NTELOS, Inc. ................       2,120,288
    227,530   Price Communications
                Corp.(c)...................       3,825,348
    149,500   Rural Cellular Corp. -- Class
                A(c).......................       4,428,938
    313,500   Somera Communications,
                Inc.(c)....................       2,723,531
    134,200   Stratos Lightwave,
                Inc.(a)(c).................       2,289,788
                                             --------------
                                                 39,671,911
                                             --------------
              TRANSPORT SERVICES -- 0.10%
      4,000   Petroleum Helicopters, Inc.
                (Voting)...................          51,938
     96,200   Petroleum Helicopters, Inc.
                (Non-Voting)...............       1,200,999
                                             --------------
                                                  1,252,937
                                             --------------
              TRANSPORTATION: FREIGHT -- 2.06%
    430,000   Airborne, Inc. ..............       4,192,500
    148,700   CNF Transportation,
                Inc.(a)....................       5,027,919
    167,000   EGL, Inc.(c).................       3,997,562
     33,700   Forward Air Corp.(c).........       1,257,431
    464,974   Fritz Companies, Inc.(c).....       2,818,905
    416,227   Pittston Brink's Group.......       8,272,512
     65,000   Sea Containers Ltd. .........       1,413,750
                                             --------------
                                                 26,980,579
                                             --------------
              UTILITIES: ELECTRIC -- 0.85%
850,000....   El Paso Electric Company.....      11,220,000
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,047,662,121)..............   1,254,591,497
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.84%
  4,084,489   Merrimac Cash Fund -- Premium
                Class(b)...................       4,084,489
  6,922,863   Provident Tempcash Fund(b)...       6,922,863
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $11,007,352).................      11,007,352
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS -- 5.00%
$ 6,922,863   American Express Centurion
                Bank, 6.69%, 01/09/01(b)...  $    6,922,863
  3,355,145   American Express Centurion
                Bank, 6.63%, 01/18/01(b)...       3,355,145
  8,642,300   Bank of America, 6.64%,
                01/16/01(b)................       8,642,300
  1,384,572   Bank of Montreal, 6.56%,
                01/05/01(b)................       1,384,572
  4,419,144   BNP Paribas, 6.69%,
                01/11/01(b)................       4,419,144
  6,365,414   Fleet National Bank, 6.85%,
                01/02/01(b)................       6,365,414
  7,615,149   Bayerische HypoVereinsbank,
                6.63%, 02/01/01(b).........       7,615,149
  2,076,859   Royal Bank of Nova Scotia,
                6.67%, 01/05/01(b).........       2,076,859
 12,326,581   Royal Bank of Nova Scotia,
                6.63%, 01/19/01(b).........      12,326,581
  3,461,432   Royal Bank of Scotland,
                6.56%, 01/02/01(b).........       3,461,432
  2,769,146   Royal Bank of Scotland,
                6.65%, 01/08/01(b).........       2,769,146
  2,769,146   Toronto Dominion Bank, 6.81%,
                01/03/01(b)................       2,769,146
  3,461,432   Toronto Dominion Bank, 6.72%,
                01/04/01(b)................       3,461,432
                                             --------------
              TOTAL TIME DEPOSIT (Cost
              $65,569,183).................      65,569,183
                                             --------------
              SHORT TERM CORPORATE NOTES -- 3.43%
  3,461,432   American Express Centurion
                Bank, Floating Rate,
                6.75%(+), 10/05/01(b)......       3,461,432
  6,000,000   Bank of America, Floating
                Rate, 6.67%(+),
                03/22/01(b)................       6,000,000
    200,000   Bear Stearns and Company,
                Inc., Floating Rate,
                6.95%(+), 04/20/01(b)......         200,000
  2,215,924   Branch Banking & Trust,
                Floating Rate, 6.66%(+),
                11/20/01(b)................       2,215,924
  1,920,663   First Union National Bank,
                Floating Rate, 6.67%(+),
                05/09/01(b)................       1,920,663
  9,500,000   JP Morgan Securities, Inc.,
                Floating Rate, 6.86%(+),
                04/03/01(b)................       9,500,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 6,206,934   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                6.85%(+), 04/04/01(b)......  $    6,206,934
 15,500,000   Prudential Securities, Inc.,
                Floating Rate, 7.03%(+),
                09/06/01(b)................      15,500,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $45,004,953).....      45,004,953
                                             --------------
              TOTAL SECURITIES (Cost
              $1,169,243,609)..............   1,376,172,985
                                             --------------
              REPURCHASE AGREEMENTS -- 6.23%
    519,724   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $520,023 (Collateralized by
                Freddie Mac Adjustable Rate
                Mortgage, 8.258%, due
                04/01/24, with a value of
                $545,757)..................         519,724
 17,211,886   With Investors Bank & Trust,
                dated 12/29/00, 5.10%, due
                01/02/01, repurchase
                proceeds at maturity,
                $17,221,639 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 08/15/02, with
                a value of $17,565,791)....      17,211,886
 17,335,992   With Investors Bank & Trust,
                dated 12/29/00, 5.10%, due
                01/02/01, repurchase
                proceeds at maturity,
                $17,345,815 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 08/15/02, with
                a value of $17,690,666)....      17,335,992
 21,811,291   With Investors Bank & Trust,
                dated 12/29/00, 5.10%, due
                01/02/01, repurchase
                proceeds at maturity
                $21,823,651 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 08/15/02, with
                a value of $22,248,614)....      21,811,291

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$24,882,643   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase
                proceeds at maturity
                $24,896,965 (Collateralized
                by Freddie Mac, 6.90%, due
                07/15/21, with a value of
                $10,094,366 and Aurora Loan
                Services, 7.319%, due
                05/25/30, with a value of
                $16,032,410)...............  $   24,882,643
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $81,761,536)...........      81,761,536
                                             --------------
              Total Investments -- 111.16%
              (Cost $1,251,005,145)........   1,457,934,521
              Liabilities less other
              assets -- (11.16)%...........    (146,411,004)
                                             --------------
              NET ASSETS -- 100.00%........  $1,311,523,517
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2000, is $1,177,109,296.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation........  $ 343,859,716
    Gross unrealized depreciation........   (144,796,027)
                                           -------------
    Net unrealized appreciation..........  $ 199,063,689
                                           =============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
     ("LIBOR"). The rate shown was in effect at December
     31, 2000.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

       SHARES                                               VALUE
       ------                                            ------------
                        COMMON STOCK -- 98.89%
                        COMMUNICATIONS EQUIPMENT -- 6.04%
         255,000        Polycom, Inc.(c)...............  $  8,207,813
         310,000        Powerwave Technologies,
                          Inc.(c)......................    18,135,000
                                                         ------------
                                                           26,342,813
                                                         ------------
                        COMPUTERS AND OFFICE EQUIPMENT -- 3.04%
         135,000        Network Appliance Corp.(c).....     8,665,312
         163,840        Sun Microsystems, Inc.(c)......     4,567,040
                                                         ------------
                                                           13,232,352
                                                         ------------
                        COMPUTER SOFTWARE AND SERVICES -- 13.46%
         240,000        Acxiom Corp.(c)................     9,345,000
          82,000        Ariba, Inc.(c).................     4,397,250
         110,000        Check Point Software
                          Technologies Ltd.(a)(c)......    14,691,875
         155,000        Extreme Networks, Inc.(c)......     6,064,375
         145,000        NVIDIA Corp.(a)(c).............     4,751,012
         220,000        Rational Software
                          Corp.(a)(c)..................     8,566,250
         160,000        Siebel Systems, Inc.(a)(c).....    10,820,000
                                                         ------------
                                                           58,635,762
                                                         ------------
                        CONSTRUCTION SERVICES AND SUPPLIES -- 6.80%
         245,000        Dycom Industries, Inc.(a)(c)...     8,804,687
         208,500        Insituform Technologies,
                          Inc. -- Class A(c)...........     8,313,937
         250,000        Shaw Group, Inc.(c)............    12,500,000
                                                         ------------
                                                           29,618,624
                                                         ------------
                        CONSUMER GOODS AND SERVICES -- 2.20%
         200,000        General Electric Company.......     9,587,500
                                                         ------------
                        ELECTRONICS -- 1.76%
         100,000        Sanmina Corp.(c)...............     7,662,500
                                                         ------------
                        FINANCIAL SERVICES -- 3.04%
         125,000        American Express Company.......     6,867,188
         125,000        Citigroup, Inc. ...............     6,382,813
                                                         ------------
                                                           13,250,001
                                                         ------------
                        FOOD AND BEVERAGE -- 2.02%
         220,000        Pepsi Bottling Group, Inc. ....     8,786,250
                                                         ------------
                        INSURANCE -- 1.93%
          85,500        American International Group...     8,427,094
                                                         ------------
                        MANUFACTURING -- 2.91%
         240,000        Corning, Inc. .................    12,675,000
                                                         ------------
                        MEDIA -- 1.25%
         240,000        Charter Communications, Inc. --
                          Class A(a)(c)................     5,445,000
                                                         ------------

       SHARES                                               VALUE
       ------                                            ------------
                        COMMON STOCK (CONTINUED)
                        MEDICAL AND OTHER HEALTH SERVICES -- 1.47%
          45,000        Quest Diagnostics, Inc.(c).....  $  6,390,000
                                                         ------------
                        MEDICAL EQUIPMENT AND SUPPLIES -- 4.19%
         100,000        Affymetrix, Inc.(a)(c).........     7,443,750
         125,000        Invitrogen Corp.(c)............    10,796,875
                                                         ------------
                                                           18,240,625
                                                         ------------
                        OIL AND GAS -- 2.12%
         165,000        Dynegy, Inc. ..................     9,250,313
                                                         ------------
                        PHARMACEUTICALS -- 19.59%
         450,000        IVAX Corp......................    17,235,000
         415,000        King Pharmaceuticals,
                          Inc.(c)......................    21,450,312
         120,000        MedImmune, Inc.(a)(c)..........     5,722,500
         200,000        Noven Pharmaceuticals,
                          Inc.(c)......................     7,475,000
         230,000        Pfizer, Inc. ..................    10,580,000
         310,000        Priority Healthcare Corp. --
                          Class B(c)...................    12,651,875
         140,000        Teva Pharmaceutical Industries,
                          Ltd.(ADR)....................    10,255,000
                                                         ------------
                                                           85,369,687
                                                         ------------
                        RETAIL: SUPERMARKET -- 2.38%
         170,000        Whole Foods Market,
                          Inc.(a)(c)...................    10,391,250
                                                         ------------
                        SCIENTIFIC EQUIPMENT -- 6.08%
         279,800        Varian, Inc.(c)................     9,478,225
         204,000        Waters Corp.(c)................    17,034,000
                                                         ------------
                                                           26,512,225
                                                         ------------
                        SEMICONDUCTORS -- 6.16%
         250,000        Amkor Technology, Inc.(a)(c)...     3,878,900
          32,000        Broadcom Corp. -- Class
                          A(a)(c)......................     2,688,000
         150,000        International Rectifier
                          Corp.(a)(c)..................     4,500,000
         205,000        QLogic Corp.(a)(c).............    15,785,000
                                                         ------------
                                                           26,851,900
                                                         ------------
                        TELECOMMUNICATIONS -- 3.26%
         120,000        Amdocs Limited(c)..............     7,950,000
         160,000        Western Wireless Corp. -- Class
                          A(c).........................     6,270,000
                                                         ------------
                                                           14,220,000
                                                         ------------
                        UTILITIES: ELECTRIC -- 4.55%
         440,000        Calpine Corp.(a)(c)............    19,827,500
                                                         ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2000

       SHARES                                               VALUE
       ------                                            ------------
                        COMMON STOCK (CONTINUED)
                        UTILITIES: NATURAL GAS -- 4.64%
          55,000        Enron Corp.....................  $  4,571,875
         300,000        Kinder Morgan, Inc.(a).........    15,656,250
                                                         ------------
                                                           20,228,125
                                                         ------------
                        TOTAL COMMON STOCK (Cost
                        $347,884,128)..................   430,944,521
                                                         ------------
                        REGULATED INVESTMENT COMPANIES -- 1.94%
       3,130,804        Merrimac Cash Fund -- Premium
                          Class(b).....................     3,130,804
       5,306,432        Provident Tempcash Fund(b).....     5,306,432
                                                         ------------
                        TOTAL REGULATED INVESTMENT
                        COMPANIES (Cost $8,437,236)....     8,437,236
                                                         ------------
   PRINCIPAL
   ---------
                        TIME DEPOSITS -- 10.90%
     $ 5,306,440        American Express Centurion
                          Bank, 6.69%, 01/09/01(b).....     5,306,440
       7,768,279        American Express Centurion
                          Bank, 6.63%, 01/18/01(b).....     7,768,279
       5,573,423        Bank of America, 6.64%,
                          01/16/01(b)..................     5,573,423
       1,061,287        Bank of Montreal, 6.56%,
                          01/05/01(b)..................     1,061,287
       1,591,928        Bank of Nova Scotia, 6.67%,
                          01/05/01(b)..................     1,591,928
       5,990,299        Bank of Nova Scotia, 6.63%,
                          01/19/01(b)..................     5,990,299
       5,837,079        Bayerische HypoVereinsbank,
                          6.63%, 02/01/01(b)...........     5,837,079
       3,372,572        BNP Paribas, 6.69%,
                          01/11/01(b)..................     3,372,572
       1,441,804        Fleet National Bank, 6.85%,
                          01/02/01(b)..................     1,441,804
       2,653,219        Royal Bank of Scotland, 6.56%,
                          01/02/01(b)..................     2,653,219
       2,122,574        Royal Bank of Scotland, 6.65%,
                          01/08/01(b)..................     2,122,574
       2,122,574        Toronto Dominion Bank, 6.81%,
                          01/03/01(b)..................     2,122,574
       2,653,217        Toronto Dominion Bank, 6.72%,
                          01/04/01(b)..................     2,653,217
                                                         ------------
                        TOTAL TIME DEPOSITS
                        (Cost $47,494,695).............    47,494,695
                                                         ------------
                        SHORT TERM CORPORATE NOTES -- 8.55%
       2,153,219        American Express Centurion
                          Bank, Floating Rate,
                          6.75%(+), 10/05/01(b)........     2,153,219
      17,500,000        Bank of America, Floating Rate,
                          6.67%(+), 03/22/01(b)........    17,500,000

      PRINCIPAL                                             VALUE
      ---------                                          ------------
                        SHORT TERM CORPORATE NOTES (CONTINUED)
     $ 7,000,000        Bear Stearns & Company, Inc.,
                          Floating Rate, 6.95%(+),
                          04/20/01(b)..................  $  7,000,000
       3,382,800        Branch Banking & Trust,
                          Floating Rate, 6.66%(+),
                          11/20/01(b)..................     3,382,800
         466,216        First Union National Bank,
                          Floating Rate, 6.67%(+),
                          05/09/01(b)..................       466,216
         931,365        JP Morgan Securities, Inc.,
                          Floating Rate, 6.86%(+),
                          04/03/01(b)..................       931,365
         827,727        Morgan Stanley Dean Witter &
                          Company, Floating Rate,
                          6.85%(+), 04/04/01(b)........       827,727
       5,000,000        Prudential Securities, Inc.,
                          Floating Rate, 7.03%(+),
                          09/06/01(b)..................     5,000,000
                                                         ------------
                        TOTAL SHORT TERM CORPORATE
                        NOTES (Cost $37,261,327).......    37,261,327
                                                         ------------
                        TOTAL SECURITIES (Cost
                        $441,077,386)..................   524,137,779
                                                         ------------
                        REPURCHASE AGREEMENT -- 2.06%
       8,981,704        With Investors Bank & Trust,
                          dated 12/29/00, 5.18%, due
                          01/02/01, repurchase proceeds
                          at maturity $8,986,873
                          (Collateralized by Fannie Mae
                          Adjustable Rate Mortgage,
                          5.979%, due 09/01/29, with a
                          value of $9,431,409) (Cost
                          $8,981,704)..................     8,981,704
                                                         ------------
                        Total Investments -- 122.34%
                        (Cost $450,059,090)............   533,119,483
                        Liabilities less other
                        assets -- (22.34%).............   (97,358,868)
                                                         ------------
                        NET ASSETS -- 100.00%..........  $435,760,615
                                                         ============

The aggregate cost of securities for federal income tax purposes at December 31, 2000 is $441,570,760.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $115,065,389
    Gross unrealized depreciation.........   (32,498,370)
                                            ------------
    Net unrealized appreciation...........  $ 82,567,019
                                            ============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
     ("LIBOR"). The rate shown was in effect at December
     31, 2000.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 78.58%
              APPAREL -- 0.69%
$ 1,000,000   William Carter -- Series A,
                10.375%, 12/01/06............  $    970,000
                                               ------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.39%
    600,000   Lear Corp., 8.11%, 05/15/09....       545,331
                                               ------------
              AUTOMOTIVE RENTAL -- 0.62%
    175,000   Budget Group, Inc., 9.125%,
                04/01/06.....................        47,250
  1,000,000   Universal Compression, Inc.,
                9.875%, 02/15/08.............       820,000
                                               ------------
                                                    867,250
                                               ------------
              BROADCASTING -- 4.72%
    650,000   Acme Television, 10.875%,
                09/30/04.....................       562,250
  2,400,000   Echostar DBS Corp., 9.25%,
                02/01/06.....................     2,322,000
  2,100,000   Sinclair Broadcast Group,
                10.00%, 09/30/05.............     2,037,000
  2,750,000   Spectrasite Holdings, Inc.,
                11.25%, 04/15/09.............     1,498,750
    250,000   Spectrasite Holdings, Inc.,
                6.75%, 11/15/10..............       192,187
                                               ------------
                                                  6,612,187
                                               ------------
              CHEMICALS -- 2.55%
  2,000,000   Avecia Group, PLC, 11.00%,
                07/01/09.....................     1,975,000
  1,000,000   Hercules, Inc. -- 144A,
                11.125%, 11/15/07............     1,000,000
  1,000,000   Huntsman Corp. -- 144A, 9.50%,
                07/01/07.....................       600,000
                                               ------------
                                                  3,575,000
                                               ------------
              COMMERCIAL SERVICES -- 0.97%
  1,425,000   Pierce Leahy Command Company,
                8.125%, 05/15/08.............     1,353,750
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.89%
    700,000   Covad Communications Group,
                12.00%, 02/15/10.............       161,000
  1,100,000   Covad Communications Group --
                Series B, 13.50%, 03/15/08...       132,000
    600,000   Exodus Communications, Inc.,
                10.75%, 12/15/09.............       516,000
  1,400,000   Exodus Communications, Inc.,
                11.625%, 07/15/10............     1,246,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
$   625,000   Globix Corp., 12.50%,
                02/01/10.....................  $    231,250
  1,400,000   Psinet, Inc., 10.50%,
                12/01/06.....................       364,000
                                               ------------
                                                  2,650,250
                                               ------------
              CONSTRUCTION -- 1.07%
  1,700,000   Nortek, Inc., 8.875%,
                08/01/08.....................     1,504,500
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.01%
  1,000,000   Polaroid Corp., 6.75%,
                01/15/02.....................       740,000
     75,000   Polaroid Corp., 11.50%,
                02/15/06.....................        41,250
    400,000   Resolution Performance -- 144A,
                13.50%, 11/15/10.............       410,000
    250,000   Riverwood International,
                10.875%, 04/01/08............       225,000
                                               ------------
                                                  1,416,250
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.67%
  1,250,000   Allied Waste North America
                Industries, Inc., 7.875%,
                01/01/09.....................     1,159,375
  1,250,000   Allied Waste North America
                Industries, Inc., 10.00%,
                08/01/09.....................     1,178,125
                                               ------------
                                                  2,337,500
                                               ------------
              FINANCE -- 0.85%
  1,500,000   Williams Scotsman, Inc.,
                9.875%, 06/01/07.............     1,185,000
                                               ------------
              FOOD AND BEVERAGE -- 1.38%
  2,000,000   Del Monte Foods Company --
                Series B, 12.50%, 12/15/07...     1,520,000
    500,000   Premier International Foods,
                12.00%, 09/01/09.............       410,000
                                               ------------
                                                  1,930,000
                                               ------------
              INDUSTRIAL -- 2.11%
  2,000,000   Muzak LLC, 9.875%, 03/15/09....     1,750,000
  1,195,000   P&L Coal Holdings Corp.,
                8.875%, 05/15/08.............     1,203,963
                                               ------------
                                                  2,953,963
                                               ------------
              LEISURE AND RECREATION -- 9.25%
  1,150,000   Anchor Gaming, 9.875%,
                10/15/08.....................     1,181,625
  1,500,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06.............     1,597,500
    650,000   Mandalay Resort Group, 10.25%,
                08/01/07.....................       641,875
    300,000   Mandalay Resort Group, 9.50%,
                08/01/08.....................       297,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,400,000   MGM Grand, Inc., 9.75%,
                06/01/07.....................  $  1,463,000
  1,000,000   MGM Mirage, Inc., 8.50%,
                09/15/10.....................     1,029,194
  1,800,000   Park Place Entertainment Corp.,
                7.875%, 12/15/05.............     1,764,000
    500,000   Park Place Entertainment Corp.,
                8.875%, 09/15/08.............       505,000
  1,300,000   Premier Parks, Inc., 9.75%,
                06/15/07.....................     1,261,000
  1,200,000   Six Flags Entertainment,
                8.875%, 04/01/06.............     1,129,500
  2,099,000   Waterford Gaming LLC -- 144A,
                9.50%, 03/15/10..............     2,078,010
                                               ------------
                                                 12,947,704
                                               ------------
              MACHINERY -- 1.33%
    700,000   Flowserve Corp., 12.25%,
                08/15/10.....................       696,500
  2,000,000   National Equipment Services,
                10.00%, 11/30/04.............     1,160,000
                                               ------------
                                                  1,856,500
                                               ------------
              MANUFACTURING -- 1.91%
    700,000   Fedders North America, 9.375%,
                08/15/07.....................       602,000
  1,700,000   Tekni-Plex, Inc. -- Series B,
                12.75%, 06/15/10.............     1,360,000
  1,000,000   WCI Steel, Inc., Series B,
                10.00%, 12/01/04.............       710,000
                                               ------------
                                                  2,672,000
                                               ------------
              MEDIA -- 3.71%
  1,500,000   Charter Communication Holdings,
                LLC, 8.625%, 04/01/09........     1,361,250
    500,000   Granite Broadcasting Corp.,
                10.375%, 05/15/05............       317,500
  1,500,000   Granite Broadcasting Corp.,
                8.875%, 05/15/08.............       915,000
  1,000,000   Pegasus Communications Corp. --
                Series B, 9.625%, 10/15/05...       930,000
    250,000   Pegasus Communications Corp.,
                9.75%, 12/01/06..............       232,500
    800,000   Telemundo Holdings, Inc. --
                Series B, 11.50%, 08/15/08...       540,000
    150,000   Telewest Communications PLC,
                9.625%, 10/01/06.............       129,000
    500,000   Telewest Communications PLC,
                11.00%, 10/01/07.............       445,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDIA (CONTINUED)
$   500,000   United Pan-Europe
                Communications -- Series B,
                11.25%, 02/01/10.............  $    322,500
                                               ------------
                                                  5,192,750
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.58%
  1,000,000   Healthcare Company, 8.75%,
                09/01/10.....................     1,055,962
  2,500,000   Tenet Healthcare Corp., 8.625%,
                01/15/07.....................     2,559,375
                                               ------------
                                                  3,615,337
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.07%
    100,000   Fresenius Medical Care Capital
                Trust (Preferred), 9.00%,
                12/01/06.....................        96,000
                                               ------------
              OIL AND GAS -- 5.38%
  1,775,000   Chesapeake Energy Corp.,
                9.625%, 05/01/05.............     1,826,031
  1,325,000   Nuevo Energy Company, 9.50%,
                06/01/08.....................     1,338,250
    600,000   Parker Drilling Corp., 9.75%,
                11/15/06.....................       603,000
  2,375,000   Plains Resources, Inc., 10.25%,
                03/15/06.....................     2,375,000
  1,325,000   Pride International, Inc.,
                10.00%, 06/01/09.............     1,391,250
                                               ------------
                                                  7,533,531
                                               ------------
              RESTAURANTS -- 1.43%
  2,000,000   Sbarro, Inc., 11.00%,
                09/15/09.....................     2,002,500
                                               ------------
              RETAIL -- 1.01%
  1,500,000   Pantry, Inc., 10.25%,
                10/15/07.....................     1,410,000
                                               ------------
              SCIENTIFIC EQUIPMENT -- 2.05%
  1,000,000   Fisher Scientific
                International -- 144A, 9.00%,
                02/01/08.....................       927,500
  2,100,000   Fisher Scientific
                International, 9.00%,
                02/01/08.....................     1,947,750
                                               ------------
                                                  2,875,250
                                               ------------
              SPECIAL PURPOSE ENTITY -- 4.36%
  2,300,000   Caithness Coso Funding Corp.,
                9.05%, 12/15/09..............     2,254,000
  1,000,000   ONO Finance PLC, 13.00%,
                05/01/09.....................       730,000
  2,700,000   RBF Finance Company, 11.375%,
                03/15/09.....................     3,118,500
                                               ------------
                                                  6,102,500
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS -- 20.83%
$ 1,100,000   Alamosa PCS Holdings, Inc.,
                12.875%, 02/15/10............  $    511,500
  1,500,000   Allegiance Telecommunications,
                Inc. -- Series B, 11.75%,
                02/15/08.....................       937,500
  2,000,000   Colt Telecommunication Group
                PLC, 12.00%, 12/15/06........     1,810,000
  1,000,000   Dobson Communications Corp.,
                10.875%, 07/01/10............       985,000
    250,000   Echostar Broadband Corp.,
                10.375%, 10/01/07............       245,625
    325,000   Flag Telecommunications
                Holding, Ltd., 11.625%,
                03/30/10.....................       253,500
  2,400,000   Global Crossing Holding, LTD.,
                9.625%, 05/15/08.............     2,256,000
  2,250,000   Insight Midwest -- 144A,
                10.50%, 11/01/10.............     2,334,375
  2,475,000   Intermedia Communications,
                Inc., 9.50%, 03/01/09........     1,732,500
  1,000,000   IPCS, Inc. -- 144A, 14.00%,
                07/15/10.....................       400,000
  1,000,000   Jazztel, PLC, 14.00%,
                04/01/09.....................       655,000
    850,000   Level 3 Communications, Inc.,
                9.125%, 05/01/08.............       686,375
    925,000   Level 3 Communications, Inc.,
                11.00%, 03/15/08.............       814,000
    500,000   Level 3 Communications, Inc.,
                11.25%, 03/15/10.............       435,000
  2,000,000   Nextel Communications, 9.375%,
                11/15/09.....................     1,865,000
  2,000,000   Nextel Partners, Inc. -- 144A,
                11.00%, 03/15/10.............     1,915,000
    250,000   Nextlink Communications,
                9.625%, 10/01/07.............       200,000
  2,350,000   Nextlink Communications,
                10.50%, 12/01/09.............     1,880,000
  1,575,000   NTL Communications Corp.,
                11.875%, 10/01/10............     1,401,750
    425,000   NTL, Inc. -- Series B, 11.50%,
                02/01/06.....................       369,750
    500,000   NTL, Inc. -- 144A, 5.75%,
                12/15/09.....................       240,625
  1,675,000   Rural Cellular Corp., 9.625%,
                05/15/08.....................     1,541,000
    250,000   SBA Communications Corp.,
                12.00%, 03/01/08.............       193,750
  2,000,000   Telecorp PCS, Inc., 10.625%,
                07/15/10.....................     2,030,000
     80,000   Teligent, Inc., 11.50%,
                12/01/07.....................        10,400

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   500,000   Teligent, Inc. -- Series B,
                11.50%, 03/01/08.............  $     40,000
  1,250,000   Ubiquitel Operating Company,
                14.00%, 04/15/10.............       500,000
  2,000,000   VersaTel Telcom International,
                11.875%, 07/15/09............     1,200,000
  1,000,000   Viatel, Inc., 11.50%,
                03/15/09.....................       300,000
  1,000,000   Viatel, Inc., 11.50%,
                03/15/09.....................       305,000
  1,500,000   Worldwide Fibers, Inc., 12.00%,
                08/01/09.....................     1,117,500
                                               ------------
                                                 29,166,150
                                               ------------
              TRANSPORTATION -- 0.26%
    350,000   Kansas City Southern
                Industries, Inc., 9.50%,
                10/01/08.....................       358,750
                                               ------------
              UTILITIES: ELECTRIC -- 4.49%
  2,200,000   AES Corp., 10.25%, 07/15/06....     2,268,750
    500,000   AES Corp., 9.375%, 09/15/10....       511,250
  2,000,000   Calpine Corp., 8.625%,
                08/15/10.....................     1,936,994
  1,500,000   CMS Energy Corp., 9.875%,
                10/15/07.....................     1,562,600
                                               ------------
                                                  6,279,594
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $119,981,157)............   110,009,547
                                               ------------
  SHARES
  ------
              PREFERRED STOCK -- 0.87%
      1,725   Global Crossing Ltd., 6.75%....       254,869
      1,000   Nextel Communications, Inc,
                13.00%.......................       965,000
                                               ------------
              TOTAL PREFERRED STOCK
              (Cost $1,438,709)..............     1,219,869
                                               ------------
              WARRANTS -- 0.01%
        250   Ubiquitel, Inc., 144A, Expires
                04/15/10(a) (Cost $3)........         7,500
                                               ------------
              TOTAL SECURITIES
              (Cost $121,419,869)............   111,236,916
                                               ------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENTS -- 18.52%
$   928,655   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase proceeds
                at maturity $929,190
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                8.134%, due 06/01/23, with a
                value of $975,139)...........       928,655

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$25,000,000   With Investors Bank & Trust,
                dated 12/29/00, 5.18%, due
                01/02/01, repurchase proceeds
                at maturity $25,014,389
                (Collateralized by Freddie
                Mac, 4.96%, due 12/15/08,
                with a value of $8,222,780
                and Wells Fargo Mortgage
                Backed Securities, 7.75%, due
                09/25/30, with a value of
                $18,027,220).................  $ 25,000,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $25,928,655).............    25,928,655
                                               ------------
              Total Investments -- 97.98%
              (Cost $147,348,524)............   137,165,571
              Other assets less
              liabilities -- 2.02%...........     2,821,022
                                               ------------
              NET ASSETS -- 100.00%..........  $139,986,593
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2000, is $121,555,107.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  1,850,166
    Gross unrealized depreciation.........   (12,168,357)
                                            ------------
    Net unrealized depreciation...........  $(10,318,191)
                                            ============

---------------
(a) Non-income producing security.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS -- 92.07%
                        AEROSPACE -- 0.21%
         236,380        Bae Systems PLC...........  $  1,348,855      UK
                                                    ------------
                        AIRLINES -- 0.35%
          43,000        KLM -- Konin Luchtvaart
                         MIJ N.V. ................       989,077     NET
         133,000        Singapore Airlines,
                         Ltd. ....................     1,319,240     SIN
                                                    ------------
                                                       2,308,317
                                                    ------------
                        AUTOMOBILES -- 3.23%
          96,200        Bayerische Motoren Werke
                         AG.......................     3,152,070     GER
          63,800        DaimlerChrysler AG(a).....     2,679,855     GER
          57,700        Fiat SpA..................       969,672     ITA
         190,900        GKN PLC...................     2,016,133      UK
          56,000        Honda Motor Company,
                         Ltd. ....................     2,088,968     JPN
         612,000        Mitsubishi Motors
                         Corp.(c).................     1,768,496     JPN
         893,000        Nissan Motor Company,
                         Ltd.(c)..................     5,145,287     JPN
          10,100        Peugeot SA................     2,297,575     FRA
          20,444        Valeo SA..................       912,857     FRA
                                                    ------------
                                                      21,030,913
                                                    ------------
                        AUTOMOTIVE PARTS AND EQUIPMENT -- 0.37%
          58,000        Magna International,
                         Inc. -- Class A..........     2,428,883     CDA
                                                    ------------
                        BANKS -- 9.47%
         116,955        ABN AMRO Holding N.V. ....     2,659,428     NET
         301,640        Allied Irish Banks
                         PLC(c)...................     3,511,602     IRE
          16,000        Allied Irish Banks
                         PLC(c)...................       185,517     IRE
         446,490        Australia & New Zealand
                         Bank Group, Ltd. ........     3,567,544     AUS
         192,600        Banco Bilbao Vizcaya SA...     2,866,023     SPA
          67,800        Bank of Nova Scotia.......     1,950,030     CDA
         208,050        ForeningsSparbanken --
                         Class A..................     3,186,161     SWE
           3,618        Holderbank Financial
                         Glaris -- Class B........     4,353,661     SWI
          53,352        ING Groep N.V. ...........     4,261,603     NET
         932,500        Keppel Capital Holdings,
                         Ltd......................     1,233,280     SIN
       1,486,323        Lloyds TSB Group PLC......    15,719,501      UK
         118,359        Royal Bank of Scotland
                         Group PLC................     2,797,048      UK
         185,000        Svenska Handelsbanken
                         AB -- Class A............     3,166,479     SWE
         592,000        The Sanwa Bank, Ltd.(a)...     4,152,288     JPN

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS (CONTINUED)
                        BANKS (CONTINUED)
          59,000        Toronto Dominion Bank.....  $  1,711,000     CDA
         345,000        Toyo Trust & Banking
                         Company, Ltd.(a).........     1,087,578     JPN
       1,429,919        Turkiye Is Bankasi
                         (Isbank) (GDR)...........     2,216,374     TUR
          82,000        United Overseas Bank......       614,754     SIN
         320,330        Westpac Banking Corp. ....     2,348,403     AUS
                                                    ------------
                                                      61,588,274
                                                    ------------
                        CHEMICALS -- 1.36%
         162,000        Laporte PLC...............     1,664,923      UK
             300        Norsk Hydro ASA (ADR).....        12,619     NOR
          84,500        Norsk Hydro ASA...........     3,574,130     NOR
          47,000        Shin-Etsu Chemical
                         Company, Ltd. ...........     1,810,858     JPN
          32,064        Syngenta AG...............     1,719,421     SWI
           4,978        Syngenta AG (ADR)(a)......        54,449     SWI
                                                    ------------
                                                       8,836,400
                                                    ------------
                        COMMUNICATION EQUIPMENT -- 3.43%
         109,042        Datacraft Asia, Ltd. .....       514,677     SIN
          67,000        Mitel Corp. ..............       540,188     CDA
         476,500        Nokia Oyj.................    21,249,613     FIN
                                                    ------------
                                                      22,304,478
                                                    ------------
                        COMPUTER EQUIPMENT -- 0.29%
          48,000        Creative Technology,
                         Ltd. ....................       534,000     SIN
          28,600        Nidec Corp.(a)............     1,352,365     JPN
                                                    ------------
                                                       1,886,365
                                                    ------------
                        COMPUTER SOFTWARE AND SERVICES -- 0.83%
          23,000        Autonomy Corp. PLC........       656,227      UK
          29,700        Fuji Soft ABC, Inc. ......     1,916,716     JPN
           7,000        Fujitsu Support and
                         Service, Inc. ...........       472,592     JPN
          28,500        Intershop Communications
                         AG(a)(c).................       894,225     GER
         330,000        Sema Group PLC............     1,452,990      UK
                                                    ------------
                                                       5,392,750
                                                    ------------
                        CONSTRUCTION -- 3.11%
         155,400        Bouygues SA(a)............     7,039,527     FRA
         212,000        CRH PLC...................     3,944,896     IRE
          29,000        Rohm Company, Ltd. .......     5,510,508     JPN
         271,000        Sekisui House, Ltd. ......     2,479,813     JPN
         104,000        Tostem Corp. .............     1,292,262     JPN
                                                    ------------
                                                      20,267,006
                                                    ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS (CONTINUED)
                        CONSUMER GOODS AND SERVICES -- 4.50%
          31,600        Christian Dior SA.........  $  1,514,531     FRA
          70,000        Hagemeyer NV..............     1,560,832     NET
          76,000        Hennes & Mauritz..........     1,175,978     SWE
          10,500        Hoya Corp. ...............       772,329     JPN
         612,000        Li & Fung, Ltd. ..........     1,114,146     HNG
         340,000        Nikon Corp. ..............     3,638,170     JPN
          27,300        Nintendo Corp., Ltd. .....     4,300,585     JPN
          13,000        Sony Corp. (ADR)(a).......       906,750     JPN
         169,450        Sony Corp. ...............    11,722,026     JPN
         151,000        Swire Pacific, Ltd. --
                         Class A..................     1,088,952     HNG
          15,000        TDK Corp. ................     1,460,595     JPN
                                                    ------------
                                                      29,254,894
                                                    ------------
                        ELECTRONICS -- 9.81%
          59,400        ASM Lithography Holding
                         N.V.(a)(c)...............     1,349,016     NET
         237,600        ASM Lithography Holding
                         N.V.(a)(c)...............     5,360,850     NET
          24,600        Epcos AG..................     2,136,348     GER
          31,000        FANUC, Ltd. ..............     2,109,194     JPN
         105,000        Furukawa Electric Company,
                         Ltd. ....................     1,834,277     JPN
         231,000        Hitachi, Ltd. ............     2,059,180     JPN
          31,000        Hirose Electric Company,
                         Ltd. ....................     2,985,988     JPN
       1,896,000        Johnson Electric Holdings,
                         Ltd. ....................     2,904,862     HNG
          10,990        Keyence Corp. ............     2,694,570     JPN
          26,300        Mabuchi Motor Company,
                         Ltd. ....................     2,680,664     JPN
          49,000        Murata Manufacturing
                         Company, Ltd. ...........     5,749,562     JPN
         591,000        NEC Corp. ................    10,816,009     JPN
          74,000        Nichicon Corp. ...........     1,023,820     JPN
          77,000        Koninkliske (Royal)
                         Philips Electronics NV...     2,820,803     NET
         147,799        Samsung Electronics
                         (GDR)(a).................     9,990,769     KOR
         114,900        STMicroelectronics
                         N.V.(a)..................     4,919,156     NET
          72,000        Taiyo Yuden Company,
                         Ltd. ....................     2,408,407     JPN
                                                    ------------
                                                      63,843,475
                                                    ------------

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS (CONTINUED)
                        ENGINEERING -- 0.31%
          57,261        Chudenko Corp. ...........  $    744,593     JPN
         780,000        Singapore Technologies
                         Engineering, Ltd. .......     1,255,020     SIN
                                                    ------------
                                                       1,999,613
                                                    ------------
                        FINANCE -- 3.20%
          34,900        AIFUL Corp. ..............     2,851,288     JPN
           2,284        CIE Financial Richemont...     6,109,936     SWI
         164,000        Daiwa Securities Group,
                         Inc......................     1,713,242     JPN
           3,600        Fairfax Financial
                         Holdings, Ltd.(c)........       548,400     CDA
         368,000        Halifax PLC...............     3,647,395      UK
          48,000        Kokusai Securities
                         Company, Ltd.(a).........       390,893     JPN
          97,790        Lend Lease Corp., Ltd. ...       909,594     AUS
             176        Mizuho Holdings, Inc. ....     1,091,138     JPN
          83,000        Nomura Securities Co.,
                         Ltd. ....................     1,493,560     JPN
          14,880        Orix Corp. ...............     1,493,211     JPN
         181,000        Shinko Securities Company,
                         Ltd. ....................       548,394     JPN
                                                    ------------
                                                      20,797,051
                                                    ------------
                        FOOD AND BEVERAGE -- 3.49%
          34,431        Cadbury Schweppes PLC.....       238,135      UK
         540,000        Fosters Brewing Group,
                         Ltd. ....................     1,416,258     AUS
          28,000        Groupe Danone.............     4,221,809     FRA
         101,675        Heineken N.V. ............     6,152,222     NET
          30,000        Heineken N.V. -- Class
                         A........................     1,267,443     NET
          40,956        Hellenic Bottling Company
                         S.A. ....................       653,621     GRE
          22,840        Hellenic Bottling Company
                         S.A. ....................       336,945     GRE
          23,500        LVMH Moet Hennessy Louis
                         Vuitton..................     1,555,434     FRA
           1,528        Nestle....................     3,564,238     SWI
         275,000        Tate & Lyle PLC...........     1,022,890      UK
         265,000        Unilever PLC..............     2,268,267      UK
                                                    ------------
                                                      22,697,262
                                                    ------------
                        INDUSTRIAL -- 1.83%
          53,322        Advantest Corp. ..........     4,996,015     JPN
           9,200        Compagnie de
                         Saint-Gobain.............     1,445,037     FRA
          62,225        OneSteel, Ltd. ...........        32,848     AUS
             583        SGS Societe Generale de
                         Surveillance Holding
                         SA.......................       845,450     SWI

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS (CONTINUED)
                        INDUSTRIAL (CONTINUED)
         569,000        Toray Industries, Inc. ...  $  2,142,456     JPN
          36,652        Vivendi Universal
                         SA(a)(c).................     2,412,185     FRA
                                                    ------------
                                                      11,873,991
                                                    ------------
                        INSURANCE -- 3.70%
         180,000        Assicurazioni Generali,
                         Ltd.(a)..................     7,148,376     ITA
         715,000        Mitsui Marine and Fire
                         Insurance Company,
                         Ltd. ....................     4,100,954     JPN
         179,400        Prudential PLC............     2,886,223      UK
         531,911        QBE Insurance Group,
                         Ltd. ....................     2,923,011     AUS
           2,422        Schweizerische
                         Rueckversicherungs-
                         Gesellschaft.............     5,806,530     SWI
         210,000        Yasuda Fire and Marine
                         Insurance................     1,211,826     JPN
                                                    ------------
                                                      24,076,920
                                                    ------------
                        INVESTMENT HOLDING COMPANY -- 0.86%
         447,800        Hutchison Whampoa.........     5,583,215     HNG
                                                    ------------
                        LEISURE AND RECREATION -- 0.27%
          32,500        Accor SA..................     1,373,063     FRA
         153,200        Rank Group PLC............       400,495      UK
                                                    ------------
                                                       1,773,558
                                                    ------------
                        MANUFACTURING -- 2.58%
          18,549        ABB, Ltd. ................     1,977,379     SWI
         886,200        Invensys PLC..............     2,071,758      UK
         752,000        Mitsubishi Heavy
                         Industries, Ltd. ........     3,279,322     JPN
          48,500        Siemens AG(a).............     6,338,344     GER
          75,000        THK Company, Ltd.(a)......     1,602,450     JPN
          71,000        Ushio, Inc. ..............     1,159,501     JPN
          19,500        Wartsila Oyj. -- Class
                         B........................       360,658     FIN
                                                    ------------
                                                      16,789,412
                                                    ------------
                        MEDIA -- 3.73%
         430,000        Granada Media PLC.........     2,729,941      UK
          17,100        Grupo Televisa (GDR)......       768,431     MEX
          84,233        News Corp., Ltd. .........       655,257     AUS
          29,750        News Corp., Ltd. (ADR)....       959,438     AUS
         276,406        Reuters Group PLC.........     4,678,116      UK
             433        Reuters Group PLC (ADR)...        42,651      UK
         177,207        Singapore Press Holdings,
                         Ltd. ....................     2,616,160     SIN

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS (CONTINUED)
                        MEDIA (CONTINUED)
          92,000        Societe Television
                         Francaise................  $  4,966,500     FRA
         111,000        Thomson Corp. ............     4,241,920     CDA
          39,724        Thomson Corp. ............     1,518,073     CDA
         103,500        United Pan -- Europe
                         Communications N.V.(c)...     1,057,221     NET
                                                    ------------
                                                      24,233,708
                                                    ------------
                        METALS AND MINING -- 2.05%
          68,200        Alcan Aluminum, Ltd. .....     2,331,594     CDA
          38,050        Broken Hill Proprietary
                         (ADR)....................       799,050     AUS
         522,802        Broken Hill Proprietary...     5,506,569     AUS
          43,663        Pechiney SA -- Class A....     1,995,945     FRA
         635,000        WMC, Ltd. ................     2,701,671     AUS
                                                    ------------
                                                      13,334,829
                                                    ------------
                        OFFICE SUPPLIES -- 0.24%
          40,000        Societe BIC SA............     1,573,132     FRA
                                                    ------------
                        OIL AND GAS -- 2.42%
       1,420,600        Eni Spa(a)................     9,069,395     ITA
         409,400        Santos, Ltd. .............     1,369,443     AUS
         649,000        Shell Transport &
                         Trading..................     5,322,449      UK
                                                    ------------
                                                      15,761,287
                                                    ------------
                        PAPER AND FOREST PRODUCTS -- 0.57%
         189,000        Sumitomo Forestry.........     1,332,261     JPN
          69,300        UPM-Kymmene...............     2,378,023     FIN
                                                    ------------
                                                       3,710,284
                                                    ------------
                        PHARMACEUTICALS -- 8.62%
          40,062        AstraZeneca PLC
                         (ADR)(a).................     2,063,193      UK
         163,100        AstraZeneca PLC...........     8,222,817      UK
         228,128        AstraZeneca PLC...........    11,363,444      UK
         193,000        Chugai Pharmaceutical
                         Company, Ltd.(a).........     3,211,038     JPN
           4,864        Novartis AG...............     8,599,430     SWI
             150        Roche Holding AG..........     1,528,234     SWI
          60,000        Sankyo Company, Ltd. .....     1,439,580     JPN
         143,280        Sanofi-Synthelabo SA......     9,550,787     FRA
         256,000        Shionogi & Company,
                         Ltd. ....................     5,223,117     JPN
          70,000        Glaxo Smithkline PLC......     1,976,296      UK
          28,000        Takeda Chemical
                         Industries, Ltd. ........     1,657,443     JPN
          29,000        Yamanouchi Pharmaceutical
                         Company, Ltd. ...........     1,254,465     JPN
                                                    ------------
                                                      56,089,844
                                                    ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS (CONTINUED)
                        PUBLISHING -- 0.71%
          64,500        Pearson PLC...............  $  1,531,965      UK
          63,000        VNU NV....................     3,096,368     NET
                                                    ------------
                                                       4,628,333
                                                    ------------
                        REAL ESTATE -- 1.68%
         442,000        Cheung Kong Holdings,
                         Ltd. ....................     5,652,561     HNG
         304,000        Hong Kong Land Holdings,
                         Ltd. ....................       674,880     HNG
         168,000        Land Securities PLC.......     2,114,330      UK
         134,000        Mitsui Fudosan............     1,331,786     JPN
         235,000        Sumitomo Realty &
                         Development Company,
                         Ltd. ....................     1,183,225     JPN
                                                    ------------
                                                      10,956,782
                                                    ------------
                        RETAIL -- 2.18%
         412,095        Dixons Group PLC..........     1,378,911      UK
         237,000        Jusco Company, Ltd. ......     5,146,763     JPN
         117,300        Metro AG..................     5,484,315     GER
         179,814        Smiths Group PLC..........     2,170,337      UK
                                                    ------------
                                                      14,180,326
                                                    ------------
                        RUBBER PRODUCTS -- 0.23%
          40,500        Michelin (Compagnie
                         Generale des
                         Establissements) -- Class
                         B........................     1,465,800     FRA
                                                    ------------
                        SEMICONDUCTORS -- 3.19%
          23,000        Aixtron AG................     2,494,049     GER
         156,000        Arm Holdings PLC..........     1,179,142      UK
         126,500        ATI Technologies, Inc. ...       720,089     CDA
         154,800        Infineon Technologies
                         AG(a)(c).................     5,752,306     GER
          55,300        Infineon Technologies AG
                         (ADR)(a)(c)..............     1,990,800     GER
         127,400        Tokyo Electron, Ltd. .....     7,005,879     JPN
          28,400        Tokyo Seimitsu Company,
                         Ltd. ....................     1,613,975     JPN
                                                    ------------
                                                      20,756,240
                                                    ------------
                        TELECOMMUNICATIONS -- 11.82%
         768,800        Cable & Wireless HKT,
                         Ltd.(c)..................     1,589,110     HNG
             173        DDI Corp. ................       834,702     JPN
          68,000        Deutsche Telekom AG.......     2,049,316     GER
         207,800        Ericsson AB -- Class B....     2,367,486     SWE
         251,600        Ericsson (LM) Telephone
                         Company (ADR)(a).........     2,814,775     SWE

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        COMMON STOCKS (CONTINUED)
                        TELECOMMUNICATIONS (CONTINUED)
           7,000        Korea Telecom Corp.
                         (ADR)(a).................  $    217,000     KOR
             215        Nippon Telegraph and
                         Telephone Corp. .........     1,549,430     JPN
          14,900        Nokia Corp. (ADR).........       648,150     FIN
          33,300        Nortel Networks
                         Corp.(a).................     1,067,681     CDA
             574        NTT DoCoMo, Inc. .........     9,901,749     JPN
       1,380,100        Olivetti SPA(a)...........     3,297,611     ITA
               4        Pacific Century
                         Cyberworks, Ltd. ........             3     HNG
         211,000        Portugal Telecom SA.......     1,929,468     POR
          11,000        Societe Europeenne des
                         Satellites -- Class A
                         (FDR)....................     1,611,062     LUX
          11,502        Swisscom AG...............     2,991,730     SWI
          40,500        Telecel-Comunicacoes
                         Pessoais, SA.............       441,069     POR
         179,000        Telecom Italia
                         Mobile(a)................     1,428,456     ITA
         235,000        Telecom Italia Spa........     1,412,021     ITA
         102,555        Telecom Italia Spa(a).....     1,134,217     ITA
         121,261        Telefonica SA.............     2,003,680     SPA
          27,675        Telefonica SA
                         (ADR)(a)(c)..............     1,383,750     SPA
         180,500        Telefonos De Mexico
                         (ADR)(a).................     8,145,063     MEX
       7,355,778        Vodafone Group PLC........    26,975,845      UK
          31,000        Vodafone AirTouch PLC
                         (ADR)(a).................     1,110,188      UK
                                                    ------------
                                                      76,903,562
                                                    ------------
                        TIRE AND RUBBER -- 0.02%
          13,000        Bridgestone Corp. ........       118,388     JPN
                                                    ------------
                        TRANSPORTATION -- 1.31%
         366,400        Bombardier Inc., Class
                         B(c).....................     5,647,213     CDA
         102,100        Bombardier Inc., Class
                         B(c).....................     1,575,743     CDA
         236,000        Tokyu Corp. ..............     1,272,984     JPN
                                                    ------------
                                                       8,495,940
                                                    ------------
                        UTILITIES:
                         ELECTRIC -- 0.10%
          69,100        PowerGen PLC..............       652,359      UK
                                                    ------------
                        TOTAL COMMON STOCK
                        (Cost $557,640,762).......   598,942,446
                                                    ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

       SHARES                                          VALUE       COUNTRY
       ------                                       ------------   -------
                        REGULATED INVESTMENT COMPANIES -- 1.08%
       2,610,571        Merrimac Cash Fund --
                         Premium Class(b).........  $  2,610,571     USA
       4,424,696        Provident Tempcash
                         Fund(b)..................     4,424,696     USA
                                                    ------------
                        TOTAL REGULATED INVESTMENT
                        COMPANIES (Cost
                        $7,035,267)...............     7,035,267
                                                    ------------
   PRINCIPAL
   ---------
                        NON-CONVERTIBLE BONDS -- 0.20%
     $   131,153        Sekisui House, 2.50%,
                         01/31/02.................       141,436     JPN
       1,206,610        Sanwa International
                         Financial Trust, 1.25%,
                         08/01/05.................     1,173,428     JPN
                                                    ------------
                        TOTAL NON-CONVERTIBLE
                        BONDS (Cost $1,507,645)...     1,314,864
                                                    ------------
                        TIME DEPOSITS -- 5.41%
       4,424,694        American Express Centurion
                         Bank, 6.69%,
                         01/09/01(b)..............     4,424,694     USA
       1,528,904        American Express Centurion
                         Bank, 6.63%,
                         01/18/01(b)..............     1,528,904     USA
       1,843,387        Bank of America, 6.64%,
                         01/16/01(b)..............     1,843,387     USA
         884,939        Bank of Montreal, 6.56%,
                         01/05/01(b)..............       884,939     USA
       1,327,409        Bank of Nova Scotia,
                         6.67%, 01/05/01(b).......     1,327,409     USA
      10,329,513        Bank of Nova Scotia,
                         6.63%, 01/19/01(b).......    10,329,513     USA
       4,867,162        Bayerische
                         HypoVereinsbank, 6.63%,
                         02/01/01(b)..............     4,867,162     USA
       1,169,878        BNP Paribas, 6.69%,
                         01/11/01(b)..............     1,169,878     USA
         850,564        Fleet National Bank,
                         6.85%, 01/02/01(b).......       850,564     USA
       2,212,348        Royal Bank of Scotland,
                         6.56%, 01/02/01(b).......     2,212,348     USA
       1,769,878        Royal Bank of Scotland,
                         6.65%, 01/08/01(b).......     1,769,878     USA
       1,769,878        Toronto Dominion Bank,
                         6.81%, 01/03/01(b).......     1,769,878     USA
       2,212,348        Toronto Dominion Bank,
                         6.72%, 01/04/01(b).......     2,212,348     USA
                                                    ------------
                        TOTAL TIME DEPOSITS
                        (Cost $35,190,902)........    35,190,902
                                                    ------------

      PRINCIPAL                                        VALUE       COUNTRY
      ---------                                     ------------   -------
                        SHORT TERM CORPORATE NOTES -- 5.46%
     $ 2,212,349        American Express Centurion
                         Bank, Floating Rate,
                         6.75%(+), 10/05/01(b)....  $  2,212,349     USA
       4,000,000        Bank of America, Floating
                         Rate, 6.67%(+),
                         03/22/01(b)..............     4,000,000     USA
       5,117,300        Bear Stearns & Company,
                         Inc., Floating Rate,
                         6.95%(+), 04/20/01(b)....     5,117,300     USA
       4,712,348        Branch Banking & Trust,
                         Floating Rate, 6.66%(+),
                         11/20/01(b)..............     4,712,348     USA
       1,338,447        First Union National Bank,
                         Floating Rate, 6.67%(+),
                         05/09/01(b)..............     1,338,447     USA
      13,101,284        JP Morgan Securities,
                         Inc., Floating Rate,
                         6.86%(+), 04/03/01(b)....    13,101,284     USA
       5,000,000        Prudential Securities,
                         Inc., Floating Rate,
                         7.03%(+), 09/06/01(b)....     5,000,000     USA
                                                    ------------
                        TOTAL SHORT TERM CORPORATE
                        NOTES (Cost
                        $35,481,728)..............    35,481,728
                                                    ------------
                        TOTAL SECURITIES (Cost
                        $636,856,304).............   677,965,207
                                                    ------------
                        REPURCHASE AGREEMENTS -- 6.49%
      17,246,790        With Investors Bank &
                         Trust, dated 12/29/00,
                         5.18%, due 01/02/01,
                         repurchase proceeds at
                         maturity $17,256,717
                         (Collateralized by Fannie
                         Mae Adjustable Rate
                         Mortgage, 8.306%, due
                         11/01/23, with a value of
                         $4,860,110 and Government
                         National Mortgage
                         Association Adjustable
                         Rate Mortgage, 7.375%,
                         due 04/20/22, with a
                         value of $13,249,191)....    17,246,790     USA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2000

      PRINCIPAL                                        VALUE       COUNTRY
      ---------                                     ------------   -------
                        REPURCHASE AGREEMENTS (CONTINUED)
     $25,000,000        With Investors Bank and
                         Trust, dated 12/29/00,
                         5.18%, due 01/02/01,
                         repurchase proceeds at
                         maturity $25,014,389
                         (Collateralized by
                         Freddie Mac, 7.41%, due
                         03/15/30, with a value of
                         $18,145,310 and
                         Government National
                         Mortgage Association,
                         7.125%, due 10/20/22 with
                         a value of $8,104,765)...  $ 25,000,000     USA
                                                    ------------
                        TOTAL REPURCHASE
                        AGREEMENTS
                        (Cost $42,246,790)........    42,246,790
                                                    ------------
                        Total
                        Investments -- 110.71%
                        (Cost $679,103,094).......   720,211,997
                        Liabilities less other
                        assets -- (10.71)%........   (69,677,904)
                                                    ------------
                        NET ASSETS -- 100.00%.....  $650,534,093
                                                    ============
The aggregate cost of securities for federal income tax purposes at
December 31, 2000 is $637,168,897.
The following amount is based on cost for federal income tax purposes:
   Gross unrealized appreciation..................  $108,005,213
   Gross unrealized depreciation..................   (67,208,903)
                                                    ------------
   Net unrealized appreciation....................  $ 40,796,310
                                                    ============

---------------
(a)    All or part of the security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2000.
(ADR)  American Depository Receipt.
(FDR)  Foreign Depository Receipt.
(GDR)  Global Depository Receipt.

                                             PERCENT OF TOTAL
          COUNTRY COMPOSITION              INVESTMENTS AT VALUE
          -------------------              --------------------
Australia (AUS)........................             3.22
Canada (CDA)...........................             3.37
Finland (FIN)..........................              3.4
France (FRA)...........................             5.88
Germany (GER)..........................             4.58
Greece (GRE)...........................             0.14
Hong Kong (HNG)........................             2.58
Ireland (IRE)..........................             1.06
Italy (ITA)............................             3.40
Japan (JPN)............................            22.28
Korea (KOR)............................             1.42
Luxembourg (LUX).......................             0.22
Mexico (MEX)...........................             1.24
Netherlands (NET)......................             4.93
Norway (NOR)...........................             0.50
Portugal (POR).........................             0.33
Singapore (SIN)........................             1.12
Spain (SPA)............................             0.87
Sweden (SWE)...........................             1.76
Switzerland (SWI)......................             5.21
Turkey (TUR)...........................             0.31
United Kingdom (UK)....................            15.51
United States (USA)....................            16.65
                                                 -------
TOTAL PERCENTAGE.......................           100.00
                                                 =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         Notes to Financial Statements
1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of twelve different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Core Bond Series, the Balanced Series, the Value and Income Series (formerly the Equity Income Series), the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

          The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on

                        DIVERSIFIED INVESTORS PORTFOLIOS

     C.  FOREIGN CURRENCY TRANSLATION (CONTINUED)

     foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FUTURES CONTRACTS

          Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

          Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

          Variation margin payments are received or made by the Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Series recognizes a gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     F.  FUTURES CONTRACTS (CONTINUED)

          Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     G.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     H.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     I.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     J.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     New Accounting Principle

          In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require each Series to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Upon initial adoption, each Series will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not affect each Series' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gains/loss in the Statements of Operations. The Series' expects that the impact of including paydown gains and losses in interest income in their statements of operations will not be material to the financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                                PERCENTAGE INVESTMENT
                      AUSA SUB-ACCOUNT                              IN PORTFOLIO
                      ----------------                          ---------------------
Money Market................................................            18.18
High Quality Bond...........................................            25.94
Intermediate Government Bond................................            35.25
Core Bond...................................................            24.53
Balanced....................................................            53.32
Value and Income............................................            50.19
Growth & Income.............................................            40.22
Equity Growth...............................................            48.53
Special Equity..............................................            31.90
Aggressive Equity...........................................            32.80
High Yield Bond.............................................            20.76
International Equity........................................            31.51

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor.

     For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                      ADVISOR    SUBADVISOR
             PORTFOLIO SERIES                        PORTFOLIO SUBADVISORS            FEE(%)       FEE(%)
             ----------------                        ---------------------            -------    ----------
Money Market Series.......................  Capital Management Group                   0.25         0.05
High Quality Bond Series..................  Merganser Capital Management Corporation   0.35       (2)
Intermediate Government Bond Series.......  Capital Management Group                   0.35         0.15
Core Bond Series..........................  Payden & Rygel Investment Counsel          0.35       (3)
Balanced Series...........................  (4)                                        0.45       (5)
Value and Income Series...................  (6)                                        0.45       (7)
Growth & Income Series....................  Putnam Advisory Company, Inc               0.60       (8)
Equity Growth Series......................  (9)                                        0.62      (10)
Special Equity Series.....................  (11)                                       0.80      (12)
Aggressive Equity Series..................  McKinley Capital Management                0.97      (13)
High-Yield Bond Series....................  Eaton Vance                               0.55(1)    (14)
International Equity Series...............  Capital Guardian Trust Company             0.75      (15)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

 (2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

 (3) The market value of the fixed income securities of the Core Bond and Balanced Series, are combined to determine the fee. 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000.

 (4) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Payden & Rygel Investment Counsel for equity and fixed income securities, respectively.

 (5) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Payden & Rygel received a fee of 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

 (6) Effective April 20, 2000, Value and Income added an additional subadvisor, Sanford Bernstein to its existing subadvisor, Asset Management Group.

 (7) For the period January 1 through April 19, 2000, Asset Management Group received 0.25% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000. For the period from April 20 through December 31, 2000, Asset Management Group and Sanford Bernstein received 0.27% on the first $300,000,000 in average daily net assets, and 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

 (8) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (9) Effective December 18, 2000, the Equity Growth Series added two additional subadvisors, Ark Asset Management and Marsico Capital Management to its existing subadvisor, Dresdner RCM Global Investors and terminated Montag & Caldwell.

(10) The Equity Growth Series changed its fee schedule with Dresdner RCM Global Investors on December 18, 2000. For the period January 1 through December 17, 2000, Montag & Caldwell, Inc. and Dresdner RCM Global Investors received 0.50% on the first $50,000,000 in average daily net assets, 0.25% on the next $50,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

     For the period December 18 through December 31, 2000, Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(11) The Special Equity Series has four Subadvisors: Husic Capital; Robertson, Stephens; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(12) The Special Equity Series changed its fee schedule with Liberty Investment Management, Inc. on June 1, 2000. For the period from January 1 through May 31, 2000, the Subadvisor received 0.50% of average daily net assets. For the period June 1 through December 31, 2000, Liberty Investment

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $250,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000.

     Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000.

(13) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(14) The High Yield Bond Series changed its subadvisor on June 1, 2000 from Delaware Investment Advisors to Eaton Vance. From the period January 1 through May 31, 2000, 0.40% on the first $20,000,000 in average daily net assets, 0.30% on the next $20,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $40,000,000. For the period June 1 through December 31, 2000, 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(15) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

     For the year ended December 31, 2000, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

                            FUND                                      EXPENSE CAP
                            ----                                -----------------------
Money Market Series.........................................    30 basis points (b.p.)
High Quality Bond Series....................................    40 b.p.
Intermediate Government Bond Series.........................    40 b.p.
Core Bond Series............................................    40 b.p.
Balanced Series.............................................    50 b.p.
Value and Income Series.....................................    50 b.p.
Growth & Income Series......................................    65 b.p.
Equity Growth Series........................................    65 b.p.
Special Equity Series.......................................    85 b.p.
Aggressive Equity Series....................................    100 b.p.
High-Yield Bond Series......................................    60 b.p.
International Equity Series.................................    90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the year ended December 31, 2000, amounted to $27,090.

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least

                        DIVERSIFIED INVESTORS PORTFOLIOS

4.  SECURITIES LENDING (CONTINUED)
102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

     The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. At December 31, 2000, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
Intermediate Government Bond Series.........................  $ 14,688,079   $ 15,020,000
Core Bond Series............................................   239,492,296    244,724,848
Balanced Series.............................................    80,098,220     82,033,722
Value and Income Series.....................................    70,112,172     71,901,707
Growth & Income Series......................................    77,768,945     80,114,305
Equity Growth Series........................................    79,077,399     81,363,433
Special Equity Series.......................................   116,430,461    121,581,488
Aggressive Equity Series....................................    91,397,576     93,193,258
International Equity Series.................................    73,790,592     77,707,897

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended December 31, 2000, were as follows:

                                                                   COST OF           PROCEEDS
                                                                  PURCHASES         FROM SALES
                                                                --------------    --------------
High Quality Bond Series............  Government Obligations    $   17,655,460    $   15,519,255
                                      Other                        157,880,126       137,620,081
Intermediate Government Bond          Government Obligations        88,259,575        77,803,106
  Series............................
                                      Other                          7,631,663         2,521,566
Core Bond Series....................  Government Obligations     3,056,183,956     3,160,946,880
                                      Other                        448,875,874       254,659,041
Balanced Series.....................  Government Obligations     1,099,278,714     1,091,552,970
                                      Other                        547,593,405       501,907,515
Value and Income Series.............  Other                        965,605,241     1,024,053,854
Growth & Income Series..............  Other                      1,147,137,331       989,396,573
Equity Growth Series................  Other                      1,417,989,219     1,240,239,810
Special Equity Series...............  Other                      1,129,488,854       917,889,710
Aggressive Equity Series............  Other                        498,128,441       248,143,998
High-Yield Bond Series..............  Other                        129,370,067       120,836,928
International Equity Series.........  Other                        400,829,081       274,464,516

                        DIVERSIFIED INVESTORS PORTFOLIOS

6.  FOREIGN CURRENCY FORWARD CONTRACTS

     At December 31, 2000, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                       FOREIGN     IN EXCHANGE   SETTLEMENT                        NET UNREALIZED
             CORE BOND                CURRENCY         FOR          DATE          VALUE      APPRECIATION/(DEPRECIATION)
             ---------               -----------   -----------   -----------   -----------   ---------------------------
SALE CONTRACTS:
Euro...............................   11,530,000   $10,717,135     01/31/01    $10,828,250           $  (111,115)
Euro...............................    2,200,000    2,046,418      01/31/01      2,066,101               (19,683)
                                                                                                     -----------
        TOTAL......................                                                                  $  (130,798)
                                                                                                     ===========
BALANCED
--------
SALE CONTRACTS:
Euro...............................    4,515,000   $4,196,693      01/31/01    $ 4,240,204           $   (43,511)
                                                                                                     ===========
INTERNATIONAL EQUITY
--------------------
PURCHASE CONTRACTS:
Australian Dollar..................    5,245,359   $3,037,063      02/12/01    $ 2,923,422           $  (113,641)
Euro...............................    5,095,249    4,440,000      02/07/01      4,786,409               346,409
Euro...............................    5,543,848    4,888,010      06/06/01      5,228,867               340,857
                                                                                                     -----------
        TOTAL......................                                                                  $   573,625
                                                                                                     ===========

SALE CONTRACTS:
Swiss Franc........................    3,675,224    2,149,897      03/06/01      2,278,342              (128,445)
Euro...............................    3,353,595    3,121,142      02/12/01      3,150,921               (29,779)
Japanese Yen.......................  320,618,400    3,090,000      02/28/01      2,831,276               258,724
Japanese Yen.......................  238,595,550    2,149,897      06/06/01      2,139,161                10,736
                                                                                                     -----------
        TOTAL......................                                                                  $   111,236
                                                                                                     ===========

FOREIGN CURRENCY CROSS CONTRACTS:

                                                                                 SALE
                                               SETTLEMENT      PURCHASE        CURRENT            NET UNREALIZED
                PURCHASE/SALE                     DATE      CURRENT VALUE       VALUE       APPRECIATION/(DEPRECIATION)
                -------------                  ----------   --------------   ------------   ---------------------------
Euro/Australian Dollar.......................   02/12/01      $3,150,921     $ 2,923,422            $   227,499
Euro/Canadian Dollar.........................   02/09/01       2,496,513       2,372,710                123,803
Euro/Canadian Dollar.........................   03/01/01       4,429,090       4,219,623                209,467
Euro/Canadian Dollar.........................   03/07/01       1,079,675       1,041,904                 37,771
Euro/Canadian Dollar.........................   03/13/01       2,437,403       2,321,925                115,478
Euro/British Pound...........................   02/12/01       3,142,809       3,017,611                125,198
Euro/British Pound...........................   06/26/01         859,841         830,886                 28,955
Euro/Japanese Yen............................   01/19/01      11,752,757      10,015,909              1,736,848
Euro/Japanese Yen............................   02/20/01       5,680,725       5,521,318                159,407
Euro/Japanese Yen............................   02/27/01       3,186,656       2,765,391                421,265
Euro/Japanese Yen............................   05/29/01       8,408,373       7,347,009              1,061,364
Euro/Japanese Yen............................   06/18/01       7,232,078       6,737,991                494,087
                                                                                                    -----------
        TOTAL................................                                                       $ 4,741,142
                                                                                                    ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
    YEAR            END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED            YEAR        NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
-------------   --------------   -----------   ---------------   ------------   ---------------   ---------
 MONEY MARKET
12/31/2000      $  492,136,376      0.28%           0.28%            6.18%           6.18%           N/A
12/31/1999         416,768,827      0.28            0.28             5.06            5.06            N/A
12/31/1998         292,437,753      0.28            0.28             5.32            5.32            N/A
12/31/1997         232,312,458      0.28            0.28             5.33            5.33            N/A
12/31/1996         185,012,254      0.30            0.30             5.19            5.19            N/A
HIGH QUALITY BOND
12/31/2000         228,391,465      0.38            0.38             6.21            6.21             73%
12/31/1999         199,906,097      0.38            0.38             5.78            5.78             56
12/31/1998         227,463,134      0.39            0.39             5.90            5.90             68
12/31/1997         218,169,438      0.39            0.39             6.12            6.12             62
12/31/1996         197,294,663      0.40            0.40             6.14            6.14             66
INTERMEDIATE GOVERNMENT BOND
12/31/2000         208,106,902      0.37            0.37             5.82            5.82             48
12/31/1999         174,804,385      0.39            0.39             5.46            5.46             25
12/31/1998         158,574,467      0.39            0.39             5.46            5.46             70
12/31/1997         129,186,397      0.41            0.39             5.61            5.62             45
12/31/1996         103,059,880      0.43            0.40             5.63            5.66             60
CORE BOND
12/31/2000         641,903,354      0.38            0.38             6.28            6.28            521
12/31/1999         515,721,444      0.37            0.37             5.86            5.86            307
12/31/1998         551,935,530      0.38            0.38             5.98            5.98            102
12/31/1997         361,632,885      0.38            0.38             6.49            6.49             64
12/31/1996         322,676,017      0.39            0.39             6.30            6.30            146
BALANCED
12/31/2000         512,675,482      0.49            0.49             2.93            2.93            286
12/31/1999         525,583,903      0.52            0.50             2.46            2.48            256
12/31/1998         505,995,739      0.48            0.48             3.22            3.22             91
12/31/1997         394,769,913      0.48            0.48             3.55            3.55             87
12/31/1996         264,909,839      0.50            0.50             3.39            3.39            113
VALUE & INCOME
12/31/2000       1,530,760,024      0.46            0.46             2.23            2.23             76
12/31/1999       1,414,634,230      0.46            0.46             1.75            1.75             43
12/31/1998       1,367,107,496      0.47            0.47             2.23            2.23             31
12/31/1997       1,215,071,169      0.47            0.47             2.27            2.27             33
12/31/1996         956,820,669      0.48            0.48             2.97            2.97             26
GROWTH & INCOME
12/31/2000       1,172,093,970      0.62            0.62             0.07            0.07             80
12/31/1999       1,242,236,443      0.62            0.62             0.07            0.07             86
12/31/1998         771,268,461      0.63            0.63             0.30            0.30             75
12/31/1997         376,260,408      0.64            0.64             0.65            0.65             87
12/31/1996         207,612,426      0.67            0.65             1.02            1.04            142

---------------

*    Annualized (except for Portfolio turnover)
+    Commencement of Operations, April 19, 1996.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
    YEAR            END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED            YEAR        NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
-------------   --------------   -----------   ---------------   ------------   ---------------   ---------
 EQUITY GROWTH
12/31/2000      $1,226,091,994      0.64%           0.64%            0.05%            0.05%           97
12/31/1999       1,266,869,154      0.64            0.64             0.12             0.12            44
12/31/1998         688,448,565      0.64            0.64             0.22             0.22           104
12/31/1997         426,312,188      0.65            0.65             0.43             0.43            91
12/31/1996         299,127,686      0.73            0.73(1)         (0.17)           (0.17)          133
SPECIAL EQUITY
12/31/2000       1,311,523,517      0.82            0.82             0.10             0.10            77
12/31/1999       1,171,034,281      0.84            0.84             0.13             0.13           171
12/31/1998         924,089,884      0.83            0.83             0.14             0.14           173
12/31/1997         743,388,261      0.84            0.84             0.41             0.41           146
12/31/1996         507,264,243      0.86            0.85             0.24             0.25           140
AGGRESSIVE EQUITY+
12/31/2000         435,760,615      0.98            0.98            (0.62)           (0.62)           62
12/31/1999         259,974,422      1.01            1.00            (0.47)           (0.46)          132
12/31/1998          81,327,707      1.10            1.00            (0.41)           (0.31)          121
12/31/1997          25,857,650      1.33            1.00            (0.52)           (0.19)          243
12/31/1996*         15,479,130      1.59            1.00            (0.72)           (0.13)          186
HIGH YIELD BOND
12/31/2000         139,986,593      0.65            0.60             9.17             9.22           105
12/31/1999         124,990,408      0.61            0.60             8.45             8.46           145
12/31/1998          94,870,981      0.63            0.60             8.64             8.67            83
12/31/1997          39,700,131      0.74            0.60             8.46             8.60           109
12/31/1996          15,372,686      1.25            0.60             8.34             9.00           107
INTERNATIONAL EQUITY
12/31/2000         650,534,093      0.84            0.84             0.77             0.77            46
12/31/1999         592,713,641      0.86            0.86             0.74             0.74            35
12/31/1998         320,218,173      0.88            0.87             1.05             1.06            33
12/31/1997         205,306,068      0.88            0.87             0.90             0.91            31
12/31/1996         148,184,897      0.96            0.90             1.12             1.18            29

---------------

*    Annualized (except for Portfolio turnover)
+    Commencement of Operations, April 19, 1996.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Investors Portfolios (comprising, the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Balanced Portfolio, Value & Income Portfolio (formerly Equity Income Portfolio), Growth & Income Portfolio, Equity Growth Portfolio, Special Equity Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio) (collectively the "Portfolios") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 16, 2001

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investments at market value (Cost: $2,770,891,098) (Note
  1)........................................................  $3,228,246,834
RECEIVABLES:
     Investment securities sold.............................      45,101,153
     Dividends and interest.................................       2,852,727
                                                              --------------
TOTAL ASSETS................................................   3,276,200,714
                                                              --------------
LIABILITIES
PAYABLES:
     Investment securities purchased........................       5,992,072
     Due to broker -- variation margin......................         793,723
     Collateral for securities loaned (Note 4)..............      40,886,590
     Due to BGFA (Note 2)...................................         438,646
                                                              --------------
TOTAL LIABILITIES...........................................      48,111,031
                                                              --------------
NET ASSETS..................................................  $3,228,089,683
                                                              ==============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

NET INVESTMENT INCOME
  Dividends (Net of foreign withholding tax of $40,582).....  $    43,710,718
  Interest (Includes securities lending income of
     $112,736)..............................................        6,026,454
                                                              ---------------
          TOTAL INVESTMENT INCOME...........................       49,737,172
                                                              ---------------
EXPENSES (NOTE 2)
  Advisory fees.............................................        1,961,851
                                                              ---------------
          TOTAL EXPENSES....................................        1,961,851
                                                              ---------------
NET INVESTMENT INCOME.......................................       47,775,321
                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments..................      862,950,326
  Net realized loss on sale of futures contracts............       (8,196,362)
  Net change in unrealized appreciation (depreciation) of
     investments............................................   (1,234,235,819)
  Net change in unrealized appreciation (depreciation) of
     futures contracts......................................      (10,595,675)
                                                              ---------------
NET LOSS ON INVESTMENTS.....................................     (390,077,530)
                                                              ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (342,302,209)
                                                              ===============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE YEAR ENDED   FOR THE PERIOD ENDED   FOR THE YEAR ENDED
                                            DECEMBER 31, 2000     DECEMBER 31, 1999*    FEBRUARY 28, 1999
                                            ------------------   --------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income...................   $    47,775,321       $    52,303,458       $    43,674,276
  Net realized gain.......................       854,753,964           170,279,517           181,973,840
  Net change in unrealized appreciation
     (depreciation).......................    (1,244,831,494)          562,095,831           250,798,350
                                             ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............      (342,302,209)          784,678,806           476,446,466
                                             ---------------       ---------------       ---------------
INTERESTHOLDER TRANSACTIONS:
  Contributions...........................     1,599,306,476         1,849,624,688         2,288,411,987
  Withdrawals.............................    (2,856,439,610)       (1,493,871,246)       (1,431,828,889)
                                             ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM INTERESTHOLDER
  TRANSACTIONS............................    (1,257,133,134)          355,753,442           856,583,098
                                             ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS.........    (1,599,435,343)        1,140,432,248         1,333,029,564
NET ASSETS:
Beginning of period.......................     4,827,525,026         3,687,092,778         2,354,063,214
                                             ---------------       ---------------       ---------------
END OF PERIOD.............................   $ 3,228,089,683       $ 4,827,525,026       $ 3,687,092,778
                                             ===============       ===============       ===============

---------------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS -- 98.11%
             ADVERTISING -- 0.23%
    82,980   Interpublic Group of Companies
               Inc. .......................  $    3,531,836
    47,726   Omnicom Group Inc.*...........       3,955,292
                                             --------------
                                                  7,487,128
                                             --------------
             AEROSPACE/DEFENSE -- 1.53%
   239,661   Boeing Co. ...................      15,817,626
    53,766   General Dynamics Corp. .......       4,193,748
    27,496   Goodrich (B.F.) Co. ..........       1,000,167
   215,192   Honeywell International
               Inc. .......................      10,181,272
   116,152   Lockheed Martin Corp. ........       3,943,360
    19,325   Northrop Grumman Corp. .......       1,603,975
    91,716   Raytheon Co. "B"..............       2,848,928
   126,426   United Technologies Corp. ....       9,940,244
                                             --------------
                                                 49,529,320
                                             --------------
             AIRLINES -- 0.26%
    40,730   AMR Corp.+....................       1,596,107
    33,183   Delta Air Lines Inc. .........       1,665,372
   135,467   Southwest Airlines Co. .......       4,542,209
    18,173   US Airways Group Inc.+........         737,142
                                             --------------
                                                  8,540,830
                                             --------------
             APPAREL -- 0.19%
    14,054   Liz Claiborne Inc. ...........         584,998
    72,886   Nike Inc. "B".................       4,067,950
    15,441   Reebok International Ltd.+....         422,157
    30,647   VF Corp. .....................       1,110,647
                                             --------------
                                                  6,185,752
                                             --------------
             AUTO MANUFACTURERS -- 0.65%
   505,692   Ford Motor Company............      11,852,156
   152,432   General Motors Corp. "A"......       7,764,505
    16,072   Navistar International
               Corp.+......................         420,886
    20,643   PACCAR Inc. ..................       1,016,668
                                             --------------
                                                 21,054,215
                                             --------------
             AUTO PARTS & EQUIPMENT -- 0.16%
    19,587   Cooper Tire & Rubber Co. .....         208,112
    39,873   Dana Corp. ...................         610,555
   151,018   Delphi Automotive Systems
               Corp. ......................       1,698,953
    42,493   Goodyear Tire & Rubber Co. ...         976,914
    33,540   TRW Inc. .....................       1,299,675
    35,355   Visteon Corp. ................         406,583
                                             --------------
                                                  5,200,792
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             BANKS -- 5.90%
   101,274   AmSouth Bancorp...............  $    1,544,429
   439,187   Bank of America Corp. ........      20,147,704
   199,882   Bank of New York Co. Inc. ....      11,030,988
   312,146   Bank One Corp. ...............      11,432,347
   107,040   BB&T Corp. ...................       3,993,930
    56,106   Charter One Financial Inc. ...       1,620,061
   353,607   Chase Manhattan Corp. ........      16,067,018
    42,305   Comerica Inc. ................       2,511,859
   124,672   Fifth Third Bancorp...........       7,449,152
   264,408   First Union Corp. ............       7,353,848
   256,386   Firstar Corp. ................       5,960,975
   244,164   FleetBoston Financial
               Corp. ......................       9,171,410
    42,705   Golden West Financial
               Corp. ......................       2,882,587
    67,709   Huntington Bancshares Inc. ...       1,096,039
   114,832   KeyCorp.......................       3,215,296
   131,742   Mellon Financial Corp. .......       6,480,060
   164,158   National City Corp. ..........       4,719,542
    59,804   Northern Trust Corp. .........       4,877,764
    37,400   Old Kent Financial Corp. .....       1,636,250
    77,995   PNC Financial Services
               Group.......................       5,698,510
    59,797   Regions Financial Corp. ......       1,633,206
    45,482   SouthTrust Corp. .............       1,850,549
    43,573   State Street Corp. ...........       5,412,202
    47,130   Summit Bancorp................       1,799,777
    79,856   SunTrust Banks Inc. ..........       5,030,928
    76,781   Synovus Financial Corp. ......       2,068,288
    36,412   Union Planters Corp. .........       1,301,729
   203,241   US Bancorp Inc. ..............       5,932,097
    54,873   Wachovia Corp. ...............       3,189,493
   145,477   Washington Mutual Inc. .......       7,719,373
   461,170   Wells Fargo & Company.........      25,681,404
                                             --------------
                                                190,508,815
                                             --------------
             BEVERAGES -- 2.33%
   243,386   Anheuser-Busch Companies
               Inc. .......................      11,074,063
    18,470   Brown-Forman Corp. "B"........       1,228,255
   669,145   Coca-Cola Co. ................      40,776,023
   112,735   Coca-Cola Enterprises Inc.*...       2,141,965
    10,003   Coors (Adolf) Company "B".....         803,366
   389,605   PepsiCo Inc. .................      19,309,798
                                             --------------
                                                 75,333,470
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                                 S&P 500 INDEX MASTER PORTFOLIO
                                    SCHEDULE OF INVESTMENTS (CONTINUED)
                                              DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             BIOTECHNOLOGY -- 0.86%
   278,742   Amgen Inc.+...................  $   17,822,067
    56,733   Applera Corp.-Applied
               Biosystems Group............       5,336,448
    39,988   Biogen Inc.+..................       2,401,779
    51,620   Chiron Corp.+.................       2,297,090
                                             --------------
                                                 27,857,384
                                             --------------
             BUILDING MATERIALS -- 0.14%
   120,443   Masco Corp. ..................       3,093,880
    27,248   Vulcan Materials Co. .........       1,304,498
                                             --------------
                                                  4,398,378
                                             --------------
             CHEMICALS -- 1.13%
    61,830   Air Products & Chemicals
               Inc. .......................       2,535,030
    18,960   Ashland Inc. .................         680,474
   183,033   Dow Chemical Co. .............       6,703,584
   281,420   Du Pont (E.I.) de Nemours.....      13,596,104
    20,711   Eastman Chemical Co. .........       1,009,661
    34,520   Engelhard Corp. ..............         703,345
    13,575   Great Lakes Chemical Corp. ...         504,820
    28,930   Hercules Inc. ................         551,478
    45,624   PPG Industries Inc. ..........       2,112,962
    42,824   Praxair Inc. .................       1,900,315
    59,282   Rohm & Haas Co. "A"...........       2,152,678
    43,387   Sherwin-Williams Co. .........       1,141,620
    20,748   Sigma-Aldrich Corp. ..........         815,656
    36,557   Union Carbide Corp. ..........       1,967,224
                                             --------------
                                                 36,374,951
                                             --------------
             COMMERCIAL SERVICES -- 0.60%
    24,704   Block (H & R) Inc. ...........       1,022,128
   196,668   Cendant Corp.+................       1,892,934
    41,599   Convergys Corp.+..............       1,884,955
    19,610   Deluxe Corp.*.................         495,545
    32,943   Donnelley (R.R.) & Sons
               Co.*........................         889,461
    34,299   Ecolab Inc. ..................       1,481,288
    38,271   Equifax Inc. .................       1,097,899
    76,669   McKesson HBOC Inc. ...........       2,751,650
    43,833   Moody's Corp. ................       1,125,960
   100,434   Paychex Inc. .................       4,883,603
    31,124   Quintiles Transnational
               Corp.+......................         651,659
    47,930   Robert Half International
               Inc.+.......................       1,270,145
                                             --------------
                                                 19,447,227
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             COMPUTERS -- 7.64%
    87,659   Apple Computer Inc.+..........  $    1,303,928
    39,354   Ceridian Corp.+...............         784,620
 1,942,161   Cisco Systems Inc.+...........      74,287,658
   458,720   Compaq Computer Corp. ........       6,903,736
    45,447   Computer Sciences Corp.+......       2,732,501
   698,011   Dell Computer Corp.+..........      12,171,567
   126,163   Electronic Data Systems
               Corp. ......................       7,285,913
   590,418   EMC Corp.+....................      39,262,797
    87,219   Gateway Inc.+.................       1,569,070
   533,570   Hewlett-Packard Co. ..........      16,840,803
   473,443   International Business
               Machines Corp. .............      40,242,655
    34,335   Lexmark International Group
               Inc. "A"+...................       1,521,470
    26,030   NCR Corp.+....................       1,278,724
    85,236   Network Appliance Inc.+.......       5,475,081
    32,694   Sapient Corp.+................         390,285
   868,862   Sun Microsystems Inc.+........      24,219,528
    84,424   Unisys Corp.+.................       1,234,701
   105,298   Veritas Software Corp.+.......       9,213,575
                                             --------------
                                                246,718,612
                                             --------------
             COSMETICS/PERSONAL CARE -- 1.93%
    15,156   Alberto-Culver Co. "B"........         648,866
    64,224   Avon Products Inc. ...........       3,074,724
   154,390   Colgate-Palmolive Co. ........       9,965,874
   284,199   Gillette Co. .................      10,266,689
    26,389   International Flavors &
               Fragrances Inc. ............         536,027
   143,986   Kimberly-Clark Corp. .........      10,178,370
   351,786   Procter & Gamble Co. .........      27,593,214
                                             --------------
                                                 62,263,764
                                             --------------
             DISTRIBUTION/WHOLESALE -- 0.22%
   120,694   Costco Wholesale Corp.+.......       4,820,217
    46,718   Genuine Parts Co. ............       1,223,428
    25,347   Grainger (W.W.) Inc. .........         925,165
                                             --------------
                                                  6,968,810
                                             --------------
             DIVERSIFIED FINANCIAL SERVICES -- 6.93%
   358,880   American Express Co. .........      19,715,970
    28,760   Bear Stearns Companies
               Inc. .......................       1,457,773
    53,158   Capital One Financial
               Corp. ......................       3,498,461
    70,714   CIT Group Inc. (The)..........       1,423,119
 1,356,413   Citigroup Inc. ...............      69,261,825

   The accompanying notes are an integral part of these financial statements.

                                                  S&P 500 INDEX MASTER PORTFOLIO
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
    30,845   Countrywide Credit Industries
               Inc. .......................  $    1,549,961
   271,787   Fannie Mae....................      23,577,522
    65,788   Franklin Resources Inc. ......       2,506,523
   187,588   Freddie Mac...................      12,920,124
   127,064   Household International
               Inc. .......................       6,988,520
    64,374   Lehman Brothers Holdings
               Inc. .......................       4,353,292
   229,838   MBNA Corp. ...................       8,489,641
   218,606   Merrill Lynch & Co. Inc. .....      14,906,197
    43,284   Morgan (J.P.) & Co. Inc. .....       7,163,502
   302,376   Morgan Stanley Dean Witter &
               Co. ........................      23,963,298
    32,773   Price (T. Rowe) Group Inc. ...       1,385,171
    77,208   Providian Financial Corp. ....       4,439,460
   373,299   Schwab (Charles) Corp. .......      10,592,359
    60,038   Stilwell Financial Inc. ......       2,367,749
    44,351   USA Education Inc.*...........       3,015,868
                                             --------------
                                                223,576,335
                                             --------------
             ELECTRIC -- 2.57%
   123,745   AES Corp.*+...................       6,852,379
    29,790   Allegheny Energy Inc. ........       1,435,506
    37,076   Ameren Corp. .................       1,717,082
    86,829   American Electric Power
               Inc. .......................       4,037,548
    76,020   Calpine Corp.*+...............       3,425,651
    42,969   Cinergy Corp. ................       1,509,286
    32,597   CMS Energy Corp. .............       1,032,917
    57,137   Consolidated Edison Inc. .....       2,199,774
    40,673   Constellation Energy Group
               Inc. .......................       1,832,827
    64,546   Dominion Resources Inc. ......       4,324,582
    38,560   DTE Energy Co. ...............       1,501,430
    99,504   Duke Energy Corp. ............       8,482,716
    87,885   Edison International..........       1,373,203
    60,091   Entergy Corp. ................       2,542,600
    85,944   Exelon Corp. .................       6,034,128
    60,846   FirstEnergy Corp. ............       1,920,452
    47,661   FPL Group Inc. ...............       3,419,677
    32,767   GPU Inc. .....................       1,206,235
    43,287   Niagara Mohawk Holdings
               Inc.+.......................         722,352
    54,936   NiSource Inc. ................       1,689,282
   104,512   PG&E Corp. ...................       2,090,240
    22,869   Pinnacle West Capital
               Corp. ......................       1,089,136
    39,091   PP&L Resources Inc. ..........       1,766,425
    55,441   Progress Energy Inc. .........       2,727,004

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             ELECTRIC (CONTINUED)
    57,793   Public Service Enterprise
               Group Inc. .................  $    2,810,185
    79,444   Reliant Energy Inc. ..........       3,440,918
   182,313   Southern Co. .................       6,061,907
    69,642   TXU Corporation...............       3,086,011
    91,915   Xcel Energy Inc. .............       2,671,280
                                             --------------
                                                 83,002,733
                                             --------------
             ELECTRICAL COMPONENTS & EQUIPMENT -- 0.39%
    52,536   American Power Conversion
               Corp.+......................         650,133
   115,216   Emerson Electric Co. .........       9,080,461
    52,747   Molex Inc.*...................       1,872,518
    21,140   Power-One Inc.+...............         831,066
                                             --------------
                                                 12,434,178
                                             --------------
             ELECTRONICS -- 0.76%
   122,221   Agilent Technologies Inc.+....       6,691,600
    23,173   Johnson Controls Inc. ........       1,204,996
    12,550   Millipore Corp. ..............         790,650
    31,437   Parker Hannifin Corp. ........       1,387,158
    13,472   PerkinElmer Inc. .............       1,414,560
    40,918   Sanmina Corp.+................       3,135,342
   171,835   Solectron Corp.+..............       5,825,206
    39,560   Symbol Technologies Inc.*.....       1,424,160
    25,464   Tektronix Inc. ...............         857,819
    48,488   Thermo Electron Corp.+........       1,442,518
    15,653   Thomas & Betts Corp. .........         253,383
                                             --------------
                                                 24,427,392
                                             --------------
             ENGINEERING & CONSTRUCTION -- 0.02%
    20,409   Fluor Corp.+..................         674,784
                                             --------------
                                                    674,784
                                             --------------
             ENVIRONMENTAL CONTROL -- 0.17%
    53,109   Allied Waste Industries
               Inc.+.......................         773,400
   167,795   Waste Management Inc. ........       4,656,311
                                             --------------
                                                  5,429,711
                                             --------------
             FOOD -- 2.21%
   113,551   Albertson's Inc. .............       3,009,102
   170,909   Archer-Daniels-Midland Co. ...       2,563,635
   113,591   Campbell Soup Co. ............       3,933,088
   143,913   ConAgra Foods Inc. ...........       3,741,738
    76,322   General Mills Inc. ...........       3,401,099
    93,628   Heinz (H.J.) Co. .............       4,441,478
    36,745   Hershey Foods Corp. ..........       2,365,459

   The accompanying notes are an integral part of these financial statements.

                                 S&P 500 INDEX MASTER PORTFOLIO
                                    SCHEDULE OF INVESTMENTS (CONTINUED)
                                              DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             FOOD (CONTINUED)
   109,503   Kellogg Co. ..................  $    2,874,454
   222,137   Kroger Co.+...................       6,011,583
    35,422   Quaker Oats Co. ..............       3,449,217
    82,774   Ralston Purina Group..........       2,162,471
   135,259   Safeway Inc.+.................       8,453,687
   224,963   Sara Lee Corp. ...............       5,525,654
    35,681   SUPERVALU Inc. ...............         495,074
   180,340   Sysco Corp. ..................       5,410,200
   154,234   Unilever NV-NY Shares.........       9,707,102
    37,681   Winn-Dixie Stores Inc. .......         730,069
    30,495   Wrigley (William Jr.) Co. ....       2,921,802
                                             --------------
                                                 71,196,912
                                             --------------
             FOREST PRODUCTS & PAPER -- 0.46%
    15,546   Boise Cascade Corp. ..........         522,734
    60,580   Georgia-Pacific Corp. ........       1,885,553
   129,866   International Paper Co. ......       5,300,156
    28,087   Louisiana-Pacific Corp. ......         284,381
    27,097   Mead Corp. ...................         850,168
     7,722   Potlatch Corp. ...............         259,170
    13,318   Temple-Inland Inc. ...........         714,178
    27,182   Westvaco Corp. ...............         793,375
    59,063   Weyerhaeuser Co. .............       2,997,447
    29,592   Willamette Industries Inc. ...       1,388,975
                                             --------------
                                                 14,996,137
                                             --------------
             GAS -- 0.13%
    36,383   KeySpan Corp. ................       1,541,730
    12,349   NICOR Inc. ...................         533,322
     7,933   ONEOK Inc. ...................         382,271
     9,565   Peoples Energy Corp. .........         428,034
    55,125   Sempra Energy.................       1,281,656
                                             --------------
                                                  4,167,013
                                             --------------
             HAND/MACHINE TOOLS -- 0.06%
    21,874   Black & Decker Corp. .........         858,554
    15,751   Snap-On Inc. .................         439,059
    23,180   Stanley Works (The)...........         722,926
                                             --------------
                                                  2,020,539
                                             --------------
             HEALTH CARE -- 3.16%
    13,767   Bard (C.R.) Inc. .............         641,026
    14,470   Bausch & Lomb Inc. ...........         585,131
    79,351   Baxter International Inc. ....       7,007,685
    68,305   Becton Dickinson & Co. .......       2,365,061
    48,040   Biomet Inc. ..................       1,906,588

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
   109,427   Boston Scientific Corp.+......  $    1,497,782
    83,030   Guidant Corp.+................       4,478,431
   149,084   HCA-The Healthcare Company....       6,561,187
   104,309   Healthsouth Corp.+............       1,701,541
    45,699   Humana Inc.+..................         696,910
   375,118   Johnson & Johnson.............      39,410,835
    27,629   Manor Care Inc.+..............         569,848
   324,222   Medtronic Inc. ...............      19,574,903
    22,905   St. Jude Medical Inc.+........       1,407,226
    52,720   Stryker Corp. ................       2,667,105
    85,498   Tenet Healthcare Corp. .......       3,799,317
    86,056   UnitedHealth Group Inc. ......       5,281,687
    16,800   Wellpoint Health Networks
               Inc.+.......................       1,936,200
                                             --------------
                                                102,088,463
                                             --------------
             HOME BUILDERS -- 0.05%
    15,950   Centex Corp. .................         599,122
    11,567   Kaufman & Broad Home Corp.*...         389,663
    11,041   Pulte Corp. ..................         465,792
                                             --------------
                                                  1,454,577
                                             --------------
             HOME FURNISHINGS -- 0.08%
    52,886   Leggett & Platt Inc. .........       1,001,529
    20,724   Maytag Corp. .................         669,644
    18,034   Whirlpool Corp. ..............         859,996
                                             --------------
                                                  2,531,169
                                             --------------
             HOUSEHOLD PRODUCTS/WARES -- 0.22%
    17,176   American Greetings Corp.
               "A".........................         162,099
    29,728   Avery Dennison Corp. .........       1,631,324
    63,593   Clorox Co. ...................       2,257,551
    41,718   Fortune Brands Inc. ..........       1,251,540
    71,940   Newell Rubbermaid Inc.*.......       1,636,635
    15,572   Tupperware Corp. .............         318,253
                                             --------------
                                                  7,257,402
                                             --------------
             INSURANCE -- 4.34%
    38,135   Aetna Inc.+...................       1,565,918
    71,636   AFLAC Inc. ...................       5,171,224
   197,398   Allstate Corp. ...............       8,599,150
    28,395   Ambac Financial Group Inc. ...       1,655,783
    67,912   American General Corp. .......       5,534,828
   628,067   American International Group
               Inc. .......................      61,903,854
    69,093   AON Corp. ....................       2,366,418
    47,246   Chubb Corp. ..................       4,086,779

   The accompanying notes are an integral part of these financial statements.

                                                  S&P 500 INDEX MASTER PORTFOLIO
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
    41,490   CIGNA Corp. ..................  $    5,489,127
    43,415   Cincinnati Financial Corp. ...       1,717,606
    87,774   Conseco Inc.*.................       1,157,520
    60,868   Hartford Financial Services
               Group Inc. .................       4,298,803
    27,823   Jefferson-Pilot Corp. ........       2,079,769
    51,681   Lincoln National Corp. .......       2,445,157
    26,619   Loews Corp. ..................       2,756,730
    74,304   Marsh & McLennan Companies
               Inc. .......................       8,693,568
    26,516   MBIA Inc. ....................       1,965,499
   206,229   MetLife Inc. .................       7,218,015
    28,810   MGIC Investment Corp. ........       1,942,874
    19,758   Progressive Corporation.......       2,047,423
    34,489   SAFECO Corp. .................       1,133,826
    58,710   St. Paul Companies Inc. ......       3,188,687
    34,061   Torchmark Corp. ..............       1,309,220
    65,009   UNUMProvident Corp. ..........       1,747,117
                                             --------------
                                                140,074,895
                                             --------------
             IRON/STEEL -- 0.05%
    21,745   Allegheny Technologies
               Inc. .......................         345,202
    20,992   Nucor Corp. ..................         833,120
    23,878   USX-U.S. Steel Group Inc. ....         429,804
                                             --------------
                                                  1,608,126
                                             --------------
             LEISURE TIME -- 0.31%
    23,519   Brunswick Corp. ..............         386,594
   157,679   Carnival Corp. "A"............       4,858,484
    81,770   Harley-Davidson Inc. .........       3,250,357
    34,886   Sabre Holdings Corp. .........       1,504,459
                                             --------------
                                                  9,999,894
                                             --------------
             LODGING -- 0.20%
    31,522   Harrah's Entertainment
               Inc.+.......................         831,393
    99,377   Hilton Hotels Corp. ..........       1,043,458
    64,745   Marriott International Inc.
               "A"*........................       2,735,476
    52,090   Starwood Hotels & Resorts
               Worldwide Inc. .............       1,836,172
                                             --------------
                                                  6,446,499
                                             --------------
             MACHINERY -- 0.45%
     5,828   Briggs & Stratton Corp. ......         258,618
    92,757   Caterpillar Inc. .............       4,388,566
    11,253   Cummins Engine Company
               Inc. .......................         426,911

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
    63,260   Deere & Co. ..................  $    2,898,099
    54,724   Dover Corp. ..................       2,219,742
    43,353   Ingersoll-Rand Co. ...........       1,815,407
    16,299   McDermott International
               Inc. .......................         175,214
    49,453   Rockwell International
               Corp. ......................       2,355,199
                                             --------------
                                                 14,537,756
                                             --------------
             MANUFACTURERS -- 5.74%
    25,167   Cooper Industries Inc. .......       1,156,109
    16,374   Crane Co. ....................         465,636
    38,309   Danaher Corp. ................       2,619,378
    80,917   Eastman Kodak Co. ............       3,186,107
    18,851   Eaton Corp. ..................       1,417,360
     8,237   FMC Corp.+....................         590,490
 2,673,790   General Electric Co. .........     128,174,808
    81,474   Illinois Tool Works Inc. .....       4,852,795
    23,730   ITT Industries Inc. ..........         919,537
   106,482   Minnesota Mining &
               Manufacturing Co. ..........      12,831,081
    10,994   National Service Industries
               Inc. .......................         282,408
    33,251   Pall Corp. ...................         708,662
    38,358   Textron Inc. .................       1,783,647
   471,925   Tyco International Ltd. ......      26,191,837
                                             --------------
                                                185,179,855
                                             --------------
             MEDIA -- 3.43%
   630,339   America Online Inc.+..........      21,935,797
   157,745   Clear Channel Communications
               Inc.+.......................       7,640,773
   243,587   Comcast Corp. "A"+............      10,169,757
    23,580   Dow Jones & Co. Inc. .........       1,335,218
    71,220   Gannett Co. Inc. .............       4,491,311
    19,719   Harcourt General Inc. ........       1,127,927
    19,794   Knight Ridder Inc.*...........       1,125,784
    52,648   McGraw-Hill Companies Inc. ...       3,086,489
    13,565   Meredith Corp. ...............         436,623
    43,940   New York Times Co. "A"........       1,760,346
   359,396   Time Warner Inc. .............      18,774,847
    81,494   Tribune Co. ..................       3,443,121
   408,226   Viacom Inc. "B"+..............      19,084,566
   562,493   Walt Disney Co. (The).........      16,277,141
                                             --------------
                                                110,689,700
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                                 S&P 500 INDEX MASTER PORTFOLIO
                                    SCHEDULE OF INVESTMENTS (CONTINUED)
                                              DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             METAL FABRICATE/HARDWARE -- 0.01%
    16,230   Timken Co. ...................  $      245,479
    23,154   Worthington Industries
               Inc. .......................         186,679
                                             --------------
                                                    432,158
                                             --------------
             MINING -- 0.52%
    87,206   Alcan Aluminium Ltd.*.........       2,981,355
   233,401   Alcoa Inc. ...................       7,818,933
   106,829   Barrick Gold Corp. ...........       1,749,859
    40,178   Freeport-McMoRan Copper & Gold
               Inc.+.......................         344,024
    71,219   Homestake Mining Company......         298,230
    48,949   Inco Ltd.+....................         820,385
    45,459   Newmont Mining Corp. .........         775,644
    21,233   Phelps Dodge Corp. ...........       1,185,067
    88,365   Placer Dome Inc. .............         850,513
                                             --------------
                                                 16,824,010
                                             --------------
             OFFICE/BUSINESS EQUIPMENT -- 0.10%
    68,067   Pitney Bowes Inc. ............       2,254,719
   180,122   Xerox Corp. ..................         833,064
                                             --------------
                                                  3,087,783
                                             --------------
             OIL & GAS PRODUCERS -- 5.83%
    23,908   Amerada Hess Corp.*...........       1,746,778
    67,153   Anadarko Petroleum Corp. .....       4,773,235
    33,296   Apache Corp. .................       2,332,801
    58,092   Burlington Resources Inc. ....       2,933,646
   173,201   Chevron Corp. ................      14,624,659
    58,300   Coastal Corp. ................       5,148,619
   168,220   Conoco Inc. ..................       4,867,866
    34,670   Devon Energy Corp. ...........       2,113,830
    31,490   EOG Resources Inc. ...........       1,722,109
   937,998   Exxon Mobil Corp. ............      81,547,201
    25,437   Kerr-McGee Corp. .............       1,702,689
    30,850   Kinder Morgan Inc. ...........       1,609,984
    39,700   Nabors Industries Inc.+.......       2,348,255
    99,648   Occidental Petroleum Corp. ...       2,416,464
    68,915   Phillips Petroleum Co. .......       3,919,541
    25,469   Rowan Companies Inc.+.........         687,663
   578,651   Royal Dutch Petroleum Co.-NY
               Shares......................      35,044,551
    22,912   Sunoco Inc. ..................         771,848
   148,429   Texaco Inc. ..................       9,221,152
    39,073   Tosco Corp. ..................       1,326,040
    56,861   Transocean Sedco Forex
               Inc.*.......................       2,615,606

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             OIL & GAS PRODUCERS (CONTINUED)
    65,603   Unocal Corp. .................  $    2,538,016
    83,756   USX-Marathon Group Inc. ......       2,324,229
                                             --------------
                                                188,336,782
                                             --------------
             OIL & GAS SERVICES -- 0.63%
    89,597   Baker Hughes Inc. ............       3,723,875
   119,396   Halliburton Co. ..............       4,328,105
   154,516   Schlumberger Ltd. ............      12,351,623
                                             --------------
                                                 20,403,603
                                             --------------
             PACKAGING & CONTAINERS -- 0.06%
     7,697   Ball Corp. ...................         354,543
    14,417   Bemis Co. ....................         483,871
    42,685   Pactiv Corp.+.................         528,227
    22,510   Sealed Air Corp.*+............         686,555
                                             --------------
                                                  2,053,196
                                             --------------
             PHARMACEUTICALS -- 9.71%
   417,450   Abbott Laboratories...........      20,220,234
    35,489   Allergan Inc. ................       3,435,779
    63,902   ALZA Corp.+...................       2,715,835
   353,642   American Home Products
               Corp. ......................      22,473,949
   527,565   Bristol-Myers Squibb Co. .....      39,006,837
    75,379   Cardinal Health Inc. .........       7,509,633
    23,640   Forest Laboratories Inc.
               "A"+........................       3,141,165
    45,550   King Pharmaceuticals Inc.+....       2,354,366
   304,156   Lilly (Eli) and Company.......      28,305,518
    56,850   MedImmune Inc.+...............       2,711,034
   622,267   Merck & Co. Inc. .............      58,259,748
 1,702,455   Pfizer Inc. ..................      78,312,930
   348,037   Pharmacia Corporation.........      21,230,257
   394,528   Schering-Plough Corp. ........      22,389,464
    27,705   Watson Pharmaceuticals
               Inc.*+......................       1,418,150
                                             --------------
                                                313,484,899
                                             --------------
             PIPELINES -- 0.96%
    87,180   Dynegy Inc. "A"...............       4,887,529
    62,621   El Paso Energy Corp.*.........       4,485,229
   201,467   Enron Corp. ..................      16,746,944
   118,756   Williams Companies Inc. ......       4,742,818
                                             --------------
                                                 30,862,520
                                             --------------
             RETAIL -- 5.54%
    34,349   AutoZone Inc.+................         978,935
    76,397   Bed Bath & Beyond Inc.+.......       1,709,383
    56,024   Best Buy Co. Inc.+............       1,656,210

   The accompanying notes are an integral part of these financial statements.

                                                  S&P 500 INDEX MASTER PORTFOLIO
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                               DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
    55,363   Circuit City Stores Inc. .....  $      636,674
    30,012   Consolidated Stores Corp.+....         318,878
   105,736   CVS Corp. ....................       6,337,552
    32,221   Darden Restaurants Inc. ......         737,055
    24,928   Dillards Inc. "A".............         294,462
    88,843   Dollar General Corp.*.........       1,676,912
    54,436   Federated Department Stores
               Inc.+.......................       1,905,260
   229,285   Gap Inc. .....................       5,846,767
   624,937   Home Depot Inc. ..............      28,551,809
   130,437   Kmart Corp.+..................         692,947
    89,512   Kohls Corp.+..................       5,460,232
   114,839   Limited Inc. .................       1,959,440
    10,155   Longs Drug Stores Corp. ......         244,989
   103,372   Lowe's Companies Inc.*........       4,600,054
    80,303   May Department Stores Co. ....       2,629,923
   353,866   McDonald's Corp. .............      12,031,444
    34,805   Nordstrom Inc. ...............         633,016
    80,282   Office Depot Inc.+............         572,009
    70,710   Penney (J.C.) Company Inc. ...         768,971
    50,118   RadioShack Corp. .............       2,145,677
    90,188   Sears, Roebuck and Co. .......       3,134,033
   122,544   Staples Inc.*+................       1,447,551
    50,485   Starbucks Corp.+..............       2,233,961
   241,613   Target Corp. .................       7,792,019
    39,351   Tiffany & Co. ................       1,244,475
    75,947   TJX Companies Inc. ...........       2,107,529
    54,996   Toys R Us Inc.*+..............         917,746
    39,523   Tricon Global Restaurants
               Inc.+.......................       1,304,259
   273,290   Walgreen Co. .................      11,426,938
 1,205,336   Wal-Mart Stores Inc. .........      64,033,475
    30,662   Wendy's International Inc. ...         804,878
                                             --------------
                                                178,835,463
                                             --------------
             SEMICONDUCTORS -- 4.19%
    84,513   Advanced Micro Devices
               Inc.+.......................       1,167,336
   106,992   Altera Corp.+.................       2,815,227
    96,540   Analog Devices Inc.+..........       4,941,641
   218,827   Applied Materials Inc.+.......       8,356,456
    80,000   Applied Micro Circuits
               Corp.+......................       6,003,750
    63,445   Broadcom Corp. "A"*+..........       5,361,103
    61,437   Conexant Systems Inc.+........         944,594
 1,816,077   Intel Corp. ..................      54,595,815
    50,191   KLA-Tencor Corp.+.............       1,690,809
    85,382   Linear Technology Corp. ......       3,948,918

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS (CONTINUED)
    86,155   LSI Logic Corp.*+.............  $    1,472,389
    76,769   Maxim Integrated Products
               Inc.+.......................       3,670,518
   153,078   Micron Technology Inc.+.......       5,434,269
    48,132   National Semiconductor
               Corp.+......................         968,657
    35,515   Novellus Systems Inc.*+.......       1,276,320
    24,710   QLogic Corp.+.................       1,902,670
    47,094   Teradyne Inc.+................       1,754,252
   466,814   Texas Instruments Inc. .......      22,115,313
    48,450   Vitesse Semiconductor
               Corp.+......................       2,679,891
    88,923   Xilinx Inc.+..................       4,101,573
                                             --------------
                                                135,201,501
                                             --------------
             SOFTWARE -- 4.85%
    64,874   Adobe Systems Inc. ...........       3,774,856
    15,621   Autodesk Inc. ................         420,791
   170,301   Automatic Data Processing
               Inc. .......................      10,782,182
    66,289   BMC Software Inc.+............         928,046
    72,690   BroadVision Inc.+.............         858,651
    49,929   Citrix Systems Inc.*+.........       1,123,403
   156,697   Computer Associates
               International Inc. .........       3,055,592
    98,510   Compuware Corp.+..............         615,688
   106,631   First Data Corp. .............       5,618,121
    79,227   IMS Health Inc. ..............       2,139,129
    55,620   Intuit Inc.+..................       2,193,514
    21,839   Mercury Interactive Corp.+....       1,970,970
 1,438,869   Microsoft Corp.+..............      62,410,943
    88,506   Novell Inc.+..................         461,891
 1,510,410   Oracle Corp.+.................      43,896,291
    73,497   Parametric Technology
               Corp.+......................         987,616
    77,065   PeopleSoft Inc.+..............       2,865,855
   115,858   Siebel Systems Inc.+..........       7,849,380
   150,622   Yahoo! Inc.*+.................       4,544,548
                                             --------------
                                                156,497,467
                                             --------------
             TELECOMMUNICATION EQUIPMENT -- 3.10%
   208,227   ADC Telecommunications
               Inc.+.......................       3,774,108
    21,902   Andrew Corp.+.................         476,369
    75,123   Avaya Inc.+...................         774,706
    44,462   Comverse Technology Inc.+.....       4,829,685
   259,531   JDS Uniphase Corp.+...........      10,819,199
   901,127   Lucent Technologies Inc. .....      12,165,215
   589,407   Motorola Inc. ................      11,935,492
   835,842   Nortel Networks Corp. ........      26,799,184
   152,649   Palm Inc.+....................       4,321,875

   The accompanying notes are an integral part of these financial statements.

                                 S&P 500 INDEX MASTER PORTFOLIO
                                    SCHEDULE OF INVESTMENTS (CONTINUED)
                                              DECEMBER 31, 2000

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATION EQUIPMENT (CONTINUED)
   201,829   QUALCOMM Inc.+................  $   16,587,821
    43,553   Scientific-Atlanta Inc. ......       1,418,195
   110,702   Tellabs Inc.+.................       6,254,663
                                             --------------
                                                100,156,512
                                             --------------
             TELECOMMUNICATIONS -- 2.56%
    26,616   Adaptec Inc.+.................         272,814
    49,627   Cabletron Systems Inc.+.......         747,507
   248,114   Corning Inc. .................      13,103,521
   238,948   Global Crossing Ltd.+.........       3,419,943
   205,551   Nextel Communications Inc.
               "A"+........................       5,087,387
   446,893   Qwest Communications
               International Inc.+.........      18,322,613
   251,556   Sprint Corp. (PCS Group)*+....       5,141,176
   728,348   Verizon Communications
               Inc. .......................      36,508,444
                                             --------------
                                                 82,603,405
                                             --------------
             TELEPHONE -- 3.23%
    84,380   Alltel Corp. .................       5,268,476
 1,012,862   AT&T Corp. ...................      17,535,174
   504,061   BellSouth Corp. ..............      20,634,997
    37,988   CenturyTel Inc. ..............       1,358,071
   913,362   SBC Communications Inc. ......      43,613,036
   238,559   Sprint Corp. (FON Group)......       4,845,730
   776,832   WorldCom Inc.+................      10,924,200
                                             --------------
                                                104,179,684
                                             --------------
             TOBACCO -- 0.86%
   600,048   Philip Morris Companies
               Inc. .......................      26,402,112
    44,002   UST Inc. .....................       1,234,806
                                             --------------
                                                 27,636,918
                                             --------------
             TOYS/GAMES/HOBBIES -- 0.07%
    46,530   Hasbro Inc. ..................         494,381
   115,130   Mattel Inc. ..................       1,662,477
                                             --------------
                                                  2,156,858
                                             --------------
             TRANSPORTATION -- 0.38%
   106,522   Burlington Northern Santa Fe
               Corp. ......................       3,015,904
    58,579   CSX Corp. ....................       1,519,393
    76,979   FedEx Corp.+..................       3,076,081
   103,489   Norfolk Southern Corp. .......       1,377,697
    66,851   Union Pacific Corp. ..........       3,392,688
                                             --------------
                                                 12,381,763
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             TRUCKING & LEASING -- 0.01%
    16,205   Ryder System Inc. ............  $      269,408
                                             --------------
                                                    269,408
                                             --------------
             TOTAL COMMON STOCKS (Cost:
             $2,709,715,389)...............   3,167,067,448
                                             --------------
   FACE
  AMOUNT
  ------
             SHORT TERM INSTRUMENTS -- 1.54%
$2,797,620   Federal Home Loan Mortgage
               Corporation Discount Note
               6.51%, 01/16/01+++..........       2,797,620
 8,755,795   Goldman Sachs Financial Square
               Prime Obligation Fund +++...       8,755,795
10,101,664   Providian Temp Cash Money
               Market Fund +++.............      10,101,664
19,231,511   Short Term Investment Company
               Liquid Assets Portfolio
               +++.........................      19,231,511
 9,050,000   U.S. Treasury Bill 5.57%**++,
               03/22/01....................       8,937,002
                                             --------------
             TOTAL SHORT TERM INSTRUMENTS
             (Cost: $49,819,915)...........      49,823,592
                                             --------------
             REPURCHASE AGREEMENT -- 0.35%
11,355,794   Investors Bank & Trust Tri
               Party Repurchase Agreement,
               dated 12/29/00, due
               01/02/01, with a maturity
               value of $11,363,024 and an
               effective yield of 5.73%....      11,355,794
                                             --------------
             TOTAL REPURCHASE AGREEMENT
             (Cost: $11,355,794)...........      11,355,794
                                             --------------
             TOTAL INVESTMENTS IN SECURITIES -- 100.00%
             (Cost $2,770,891,098).........   3,228,246,834
                                             --------------
             Other Assets, Less
             Liabilities -- 0.00%..........        (157,151)
                                             --------------
             NET ASSETS -- 100.00%.........  $3,228,089,683
                                             ==============

---------------
  * Denotes all or part of security on loan. See Note 4.
 ** Yield to Maturity.
  + Non-income earning securities.
 ++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1. +++ Represents investment of collateral received from securities lending transactions. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP"') is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

  FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master

                         S&P 500 INDEX MASTER PORTFOLIO

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

  FUTURES CONTRACTS

     Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:

NUMBER OF                     FUTURES                      EXPIRATION      NOTIONAL      NET UNREALIZED
CONTRACTS                      INDEX                          DATE      CONTRACT VALUE    DEPRECIATION
---------                     -------                      ----------   --------------   --------------
   55      S&P 500.......................................   03/16/01     $18,356,250       $(723,100)

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $9,050,000.

  REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $11,592,589.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the

                         S&P 500 INDEX MASTER PORTFOLIO

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

Purchases at cost...........................................  $  399,446,810
Sales proceeds..............................................   1,508,761,551

     At December 31, 2000, the cost of investments for federal income tax purposes was $2,777,752,970. Net unrealized appreciation aggregated $450,493,864, of which $787,496,946 represented gross unrealized appreciation on securities and $337,003,082 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

     As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     The value of the securities on loan at December 31, 2000 was $39,952,214 and the value of the related collateral was $40,886,590.

                         S&P 500 INDEX MASTER PORTFOLIO

5. FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:

                               FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                              YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                             DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,
                                 2000          1999*           1999           1998           1997           1996
                             ------------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
  average net assets+......      0.05%          0.05%          0.05%          0.05%          0.05%          0.05%
Ratio of net investment
  income to average net
  assets+..................      1.22%          1.44%          1.61%          1.89%          2.31%          2.68%
Portfolio turnover rate....        10%             7%            11%             6%             4%             2%
Total return...............     (9.19%)        19.82%++       19.65%         34.77%         25.97%         34.50%

---------------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

+  Annualized for periods of less than one year.

++ Not annualized.

6. CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

                          INDEPENDENT AUDITORS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the ten-month period ended December 31, 1999 and for the year ended February 28, 1999 and financial highlights for the year then ended, the ten-month period ended December 31, 1999, and for each of the years in the four-year period ended February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

[KPMG Signature]

San Francisco, California
February 9, 2001

                                                      -------------------
DISTRIBUTOR:                                          |PRESORT STANDARD |
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4 Manhattanville Road, Purchase, New York 10577       |      PAID       |
914-697-8000  www.divinvest.com                       |  NEW YORK, NY   |
                                                      | PERMIT NO 8048  |
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